                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolio (the "Portfolio"):

                  OpCap Managed Portfolio ("Managed Portfolio")

Shares of the Portfolio are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of the Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Risk/Return Summary                                                 3

Principal Investment Strategies                                     6

Risks                                                               6

Investment Policies                                                 8

Fund Management                                                     9

Share Price                                                        10

Distributions and Taxes                                            11

Financial Highlights                                               11

                               RISK/RETURN SUMMARY

INVESTMENT GOALS           Managed Portfolio                 Growth of
                                                             capital over time

PRINCIPAL INVESTMENT
STRATEGIES                 - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to the Portfolio. OpCap Advisors has retained Pacific Investment Management Company
                           LLC ("PIMCO") as sub-adviser for a portion of the assets of the Portfolio.

                           For the equity investments it manages directly, i.e., the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO acts as the sub-adviser for a portion of the Portfolio. In selecting securities for the Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            Since the Portfolio invests in equity securities, you
                           could lose money or the Portfolio could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e. value) falls
                             out of favor
                           - The Portfolio's investment sector declines or
                             becomes less liquid
                           - The market does not recognize the stocks as being
                             undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           Since the Portfolio invests in debt securities, you could lose money or the Portfolio could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolio may have
                             to reinvest at lower rates.

BAR CHART &       The chart below provides some indication of the risks of
PERFORMANCE       investing in the Portfolio by showing changes in the
TABLE             performance of the Portfolio's shares from year to year over the past 10 years and by showing the highest and lowest quarterly return during the same period.

                  The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The Portfolio's performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

MANAGED PORTFOLIO

1993                  10.39%
1994                   2.61%
1995                  45.55%
1996                  22.77%
1997                  22.29%
1998                   7.12%
1999                   5.00%
2000                   9.74%
2001                  (4.91)%
2002                 (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

The following table shows the average annual returns for the Portfolio. The table gives some indication of the risks of the Portfolio by comparing its performance with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                             1 YEAR        5 YEARS        10 YEARS
                             ------        -------        --------
Managed Portfolio+          (16.9)%         (0.5)%            9.2%
S&P 500                     (22.1)%         (0.6)%            9.3%

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for the Portfolio reflect the performance of the corresponding Portfolio of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

                                      RISKS

Q    What are the principal risks of investing in the Portfolio?

A The Portfolio invests principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

       INVESTMENT STYLES - Value stocks may be out of favor for a period of time. This investment styles can produce poor returns for a period of time.

       ASSET ALLOCATION RISK - The Portfolio invests in a mix of equity and fixed income securities. The portfolio managers can make the wrong allocation decisions.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolio presently intends to limit investment in emerging markets to no more than 5% of its total assets.

To the extent that the Portfolio invests in debt securities, the Portfolio is exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

          -    more volatility

          -    less liquidity

          -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can the Portfolio change its investment objective and investment policies?

A Fundamental policies of the Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. The Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolio use derivative instruments?

A    Yes. The Portfolio may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

       The Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of the Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of the Portfolio's futures or options positions are not correlated with its other investments
       - The Portfolio cannot close out a position because of an illiquid market.

Q    Does the Portfolio expect to engage in short-term trading?

A The Portfolio does not expect to engage in frequent short-term trading. The Financial Highlights table in this prospectus show the turnover rates for the Portfolio during prior fiscal years.

Q    Can the Portfolio vary from its investment goals?

A Under unusual market conditions or when the Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that the Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of the Portfolio (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO also manages a portion of the assets of the Portfolio.

The Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Portfolio. The Portfolio paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

          Managed Portfolio                                     0.79%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of the Portfolio do not exceed 1.00% (net of any expense offset) of their respective average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of the Portfolio's average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PIMCO

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF COLIN  GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is a co-portfolio manager of the Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is a co-portfolio manager of the Portfolio. Prior to joining Oppenheimer Capital in 1998, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF WILLIAM  H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

                                   SHARE PRICE

The Fund calculates the Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                      TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ----------------------------------------------------------
                              NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value the Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolio does not price its shares so the net asset value of the Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

The Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in the Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolio's financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolio's financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

For investors who want more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolio at 1-800-700-8258.

You can review and copy the Portfolio's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102 Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Managed Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolio (the "Portfolio"):

                OpCap Small Cap Portfolio ("Small Cap Portfolio")

Shares of the Portfolio are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of the Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Risk/Return Summary                                                 3

Principal Investment Strategies                                     6

Risks                                                               6

Investment Policies                                                 7

Fund Management                                                     9

Share Price                                                        10

Distributions and Taxes                                            10

Financial Highlights                                               11

                               RISK/RETURN SUMMARY

INVESTMENT GOALS           Small Cap Portfolio              Capital appreciation

PRINCIPAL INVESTMENT
STRATEGIES                 - The Small Cap Portfolio invests at least 80% of
                             its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to the Portfolio.

                           For the equity investments it manages, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

PRINCIPAL RISKS            Since the Portfolio invests in equity securities, you
                           could lose money or the Portfolio could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value)
                             falls out of favor
                           - The Portfolio's investment sector (i.e. small cap)
                             declines or becomes less liquid
                           - The market does not recognize the stocks as being
                             undervalued.

                           Since the Portfolio invests in debt securities, you could lose money or the Portfolio could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolio may have
                             to reinvest at lower rates.

BAR CHART &                The chart below provides some indication of the risks
PERFORMANCE                of investing in the Portfolio by showing changes in
TABLE                      the performance of the Portfolio's shares from year
                           to year over the past 10 years and by showing the highest and lowest quarterly return during the same period.

                           The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The Portfolio's performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

SMALL CAP PORTFOLIO

1993                  19.51%
1994                  (1.01)%
1995                  15.23%
1996                  18.72%
1997                  22.24%
1998                  (9.03)%
1999                  (1.80)%
2000                  44.22%
2001                   8.30%
2002                 (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended 6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

The following table shows the average annual returns for the Portfolio. The table gives some indication of the risks of the Portfolio by comparing the performance of the Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                              1 YEAR         5 YEARS        10 YEARS
                              ------         -------        --------
Small Cap Portfolio+         (21.6)%            1.8%            8.0%
Russell 2000 Index           (20.5)%           (1.3)%           7.2%

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for the Portfolio reflect the performance of the corresponding Portfolio of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

                                      RISKS

Q    What are the principal risks of investing in the Portfolio?

A The Portfolio invests principally in equity securities. Equity securities may be affected by the following:

     STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

     Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

     SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

     ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

     SMALL CAP VOLATILITY - Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

     INVESTMENT STYLES - Value stocks may be out of favor for a period of time. This investment style can produce poor returns for a period of time.

     FOREIGN EXPOSURE - When selecting foreign securities for the Portfolio, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

       - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

       - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

       - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

       - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

       - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

       - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolio presently intends to limit investment in emerging markets to no more than 5% of its total assets.

To the extent that the Portfolio invests in debt securities, the Portfolio is exposed to these risks:

       - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

       - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

       - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

                               INVESTMENT POLICIES

Q    Can the Portfolio change its investment objective and investment policies?

A Fundamental policies of the Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. The Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional

     Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolio use derivative instruments?

A    Yes. The Portfolio may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

       The Portfolio does not expect to use derivative instruments significantly, if at all.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of the Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of the Portfolio's futures or options positions are not correlated with its other investments
       - The Portfolio cannot close out a position because of an illiquid market.

Q    Does the Portfolio expect to engage in short-term trading?

A The Portfolio does not expect to engage in frequent short-term trading. The Financial Highlights table in this prospectus show the turnover rates for the Portfolio during prior fiscal years.

Q    Can the Portfolio vary from its investment goals?

A Under unusual market conditions or, when the Portfolio's investment adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that the Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of the Portfolio (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services.

The Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. The Portfolio of the Fund paid OpCap Advisors the following fee as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

          Small Cap Portfolio                              0.80%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of the Portfolio do not exceed 1.00% (net of any expense offset) of its average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of the Portfolio's average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million.

PORTFOLIO MANAGER

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

                                   SHARE PRICE

The Fund calculates the Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                       TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES
  Net Asset Value =   ----------------------------------------------------------
                               NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value the Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolio does not price its shares so the net asset value of the Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

The Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in the Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolio's financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------
Net asset value,
  beginning of year......    $32.26    $32.26    $22.52    $23.10    $26.37
                           --------  --------  --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income....      0.03      0.02      0.26      0.14      0.14
Net realized and
  unrealized gain (loss)
  on investments.........     (6.18)     2.38      9.62     (0.57)    (2.38)
                           --------  --------  --------  --------  --------
  Total income (loss)
    from investment
    operations...........     (6.15)     2.40      9.88     (0.43)    (2.24)
                           --------  --------  --------  --------  --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.02)    (0.24)    (0.14)    (0.15)    (0.09)
Net realized gains.......     (4.57)    (2.16)       --        --     (0.94)
                           --------  --------  --------  --------  --------
  Total dividends and
    distributions to
    shareholders.........     (4.59)    (2.40)    (0.14)    (0.15)    (1.03)
                           --------  --------  --------  --------  --------
Net asset value, end of
  year...................    $21.52    $32.26    $32.26    $22.52    $23.10
                           ========  ========  ========  ========  ========

TOTAL RETURN (1).........     (21.6)%      8.3%     44.2%     (1.8)%     (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $174,593  $254,791  $224,669  $151,290  $155,506
Ratio of expenses to
  average net assets
  (2)....................      0.91%     0.90%     0.90%     0.89%     0.88%
Ratio of net investment
  income to average net
  assets.................      0.12%     0.08%     1.03%     0.61%     0.72%
Portfolio Turnover.......       147%      156%      114%       99%       51%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

For investors who want more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolio at 1-800-700-8258.

You can review and copy the Portfolio's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102

     Telephone:  1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Small Cap Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

                   OpCap Equity Portfolio ("Equity Portfolio")

                  OpCap Managed Portfolio ("Managed Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")

   OpCap U.S. Government Income Portfolio ("U.S. Government Income Portfolio")

Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Risk/Return Summary                                                 3

Principal Investment Strategies                                     8

Risks                                                              11

Investment Policies                                                12

Fund Management                                                    14

Share Price                                                        16

Distributions and Taxes                                            17

Financial Highlights                                               17

                               RISK/RETURN SUMMARY

INVESTMENT GOALS     Equity Portfolio        Long term capital appreciation

                     Managed Portfolio       Growth of capital over time

                     Small Cap Portfolio     Capital appreciation

                     U.S. Gov't Income       High current income and
                     Portfolio               protection of capital

PRINCIPAL INVESTMENT
STRATEGIES
                           - The Equity Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities that the investment adviser believes are undervalued in the marketplace.

                           - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

                           - The Small Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

                           - The U.S. Government Income Portfolio invests at
                             least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations including mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to all of the Portfolios. OpCap
                           Advisors has retained Pacific Investment Management
                           Company LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio.

                           For the equity investments it manages directly, i.e., the Equity and Small Cap Portfolios and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder
                             value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            If you invest in the Portfolios that invest in equity
                           securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value or
                             growth) falls out of favor
                           - The Portfolio's investment sector declines or
                             becomes less liquid
                           - For the Equity, Small Cap and Managed Portfolios,
                             the market does not recognize the stocks as being undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolios may
                             have to reinvest at lower rates.

                           The U.S. Government Income Portfolio invests primarily in fixed-income securities issued by the U.S. Government, its agencies or instrumentalities. Securities issued by the U.S. Government, such as treasury securities, are backed by the full faith and credit of the U.S. Government. Some agency securities are also backed by the full faith and credit of the U.S. Government. Other agency securities do not carry a formal guarantee, but are considered to be of high credit quality.

BAR CHART &                The charts below provide some indication of the risks
PERFORMANCE                of investing in the Portfolios by showing changes in
TABLE                      the performance of each Portfolio's shares from year
                           to year over the past 10 years or, if less, for each full calendar year during the life of each Portfolio and by showing the highest and lowest quarterly return during the same period for each Portfolio.

                           The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

EQUITY PORTFOLIO

1993                   7.85%
1994                   3.81%
1995                  38.85%
1996                  23.36%
1997                  26.63%
1998                  11.86%
1999                   2.54%
2000                   9.91%
2001                  (7.02)%
2002                 (21.41)%

During the periods shown in the bar chart, the highest quarterly return was 13.20% (for the quarter ended 6/30/97) and the lowest quarterly return was (20.84)% (for the quarter ended 9/30/02).

[CHART]

SMALL CAP PORTFOLIO

1993                  19.51%
1994                  (1.01)%
1995                  15.23%
1996                  18.72%
1997                  22.24%
1998                  (9.03)%
1999                  (1.80)%
2000                  44.22%
2001                   8.30%
2002                 (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended 6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

[CHART]

MANAGED PORTFOLIO

1993                  10.39%
1994                   2.61%
1995                  45.55%
1996                  22.77%
1997                  22.29%
1998                   7.12%
1999                   5.00%
2000                   9.74%
2001                  (4.91)%
2002                 (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

[CHART]

U.S. GOVERNMENT INCOME PORTFOLIO

1996                   3.02%
1997                   7.04%
1998                   8.15%
1999                  (1.61)%
2000                  10.39%
2001                   6.57%
2002                   9.67%

During the periods shown in the bar chart, the highest quarterly return was 5.08% (for the quarter ended 9/30/02) and the lowest quarterly return was (1.08)% (for the quarter ended 12/31/01).

The following table shows the average annual returns for the Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                 1 YEAR        5 YEARS      10 YEARS
                                               ----------    ----------    ----------
Equity Portfolio+                                  (21.4)%        (1.6)%         8.4%
S&P 500                                            (22.1)%        (0.6)%         9.3%

Small Cap Portfolio+                               (21.6)%         1.8%          8.0%
Russell 2000 Index                                 (20.5)%        (1.3)%         7.2%

Managed Portfolio+                                 (16.9)%        (0.5)%         9.2%
S&P 500                                            (22.1)%        (0.6)%         9.3%

U.S. Government Income Portfolio                     9.7%          6.5%          7.0%*
Lehman Brothers Intermediate Government Bond         9.6%          7.4%          7.9%*
Index
*since inception: 1/3/95

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that OpCap Advisors believes are undervalued in the marketplace. Under normal conditions, the Portfolio will invest in equity securities listed on the New York Stock Exchange and on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Equity investors should have a long term investment horizon and should be prepared for the ups and downs of the stock markets.

SMALL CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

U.S. GOVERNMENT INCOME PORTFOLIO

Q    What is the Portfolio's investment objective?

A High level of current income together with protection of capital by investing in debt obligations, including mortgage-backed securities issued or guaranteed by the United States government, its agencies or instrumentalities.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These securities are commonly referred to as "U.S. Government Securities." The Portfolio may also purchase mortgage-backed securities to effectuate this program.

     OpCap Advisors observes current and historical yield relationships between maturities and sectors to seek the best relative values. The Portfolio generally maintains an average maturity between five and ten years. OpCap Advisors does not attempt to forecast interest rates in managing the Portfolio.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio consists of high quality debt instruments. Since the average maturity of the Portfolio's investments is between five and ten years, the Portfolio should be less volatile than a longer term bond fund.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Equity, Small Cap and Managed Portfolios invest principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

       SMALL CAP VOLATILITY - Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

       SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector.

       INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

       ASSET ALLOCATION RISK - The Managed Portfolio invests in a mix of equity and fixed income securities. The portfolio managers of this Portfolio can make the wrong allocation decisions.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Managed Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

          -    more volatility

          -    less liquidity

          -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. The Equity, Small Cap and Managed Portfolios may purchase and sell derivative instruments, including:

       -    futures contracts

       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

     The Equity and Small Cap Portfolios do not expect to use derivative instruments significantly, if at all. The Managed Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of a Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of a Portfolio's futures or options positions are not correlated with its other investments
       - A Portfolio cannot close out a position because of an illiquid market.

Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates for the Portfolios during prior fiscal years.

Q    Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

          Equity Portfolio                           0.80%
          Small Cap Portfolio                        0.80%
          Managed Portfolio                          0.79%
          U.S. Government Income Portfolio           0.60%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio do not exceed 1.00% (net of any expense offset) of their respective average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to the Equity, Managed and Small Cap Portfolios. The rate applicable to the U.S. Government Income Portfolio is 0.60% of average net assets.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF JOHN LINDENTHAL]

John Lindenthal, Managing Director and senior equity portfolio manager and analyst at Oppenheimer Capital, is the portfolio manager of the Equity Portfolio. He brings over 30 years of investment experience to his current position. Mr. Lindenthal joined Oppenheimer Capital in 1979 from Bank of America where he was a senior portfolio manager responsible primarily for pension assets. Mr. Lindenthal graduated from the University of Santa Clara in California with a BS in Economics and an MBA in Finance.

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Small Cap Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital in 1998, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF COLIN GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is a co-portfolio manager of the Managed Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF MATTHEW GREENWALD]

Matthew Greenwald, Senior Vice President of Oppenheimer Capital, became portfolio manager of the U.S. Government Income Portfolio in December 2002. Prior to joining Oppenheimer Capital in 1989, Mr. Greenwald was a Portfolio Manager/Analyst at Mitchell Hutchins Asset Management. Mr. Greenwald has a BA from Penn State University and an MBA from Columbia Business School.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                       TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ----------------------------------------------------------
                               NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year. The U.S. Government Income Portfolio pays dividends from its net investment income once a month.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......   $33.12      $36.09      $37.56      $38.70      $36.52
                           -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
Net investment income....     0.36        0.24        0.25        0.25        0.39
Net realized and
  unrealized gain (loss)
  on investments.........    (7.38)      (2.75)       2.39        0.62        3.84
                           -------     -------     -------     -------     -------
  Total income (loss)
    from investment
    operations...........    (7.02)      (2.51)       2.64        0.87        4.23
                           -------     -------     -------     -------     -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....    (0.25)      (0.24)      (0.30)      (0.36)      (0.39)
Net realized gains.......    (0.22)      (0.22)      (3.81)      (1.65)      (1.66)
                           -------     -------     -------     -------     -------
  Total dividends and
    distributions to
    shareholders.........    (0.47)      (0.46)      (4.11)      (2.01)      (2.05)
                           -------     -------     -------     -------     -------
Net asset value, end of
  year...................   $25.63      $33.12      $36.09      $37.56      $38.70
                           =======     =======     =======     =======     =======

TOTAL RETURN (1).........    (21.4)%      (7.0)%       9.9%        2.5%       11.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $35,915     $78,781     $88,613     $70,512     $48,711
Ratio of expenses to
  average net assets
  (2)....................     0.96%       0.93%       0.95%       0.91%       0.94%
Ratio of net investment
  income to average net
  assets.................     0.89%       0.68%       0.78%       0.86%       1.36%
Portfolio Turnover.......       21%         22%         58%         84%         29%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------
Net asset value,
  beginning of year......    $32.26    $32.26    $22.52    $23.10    $26.37
                           --------  --------  --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income....      0.03      0.02      0.26      0.14      0.14
Net realized and
  unrealized gain (loss)
  on investments.........     (6.18)     2.38      9.62     (0.57)    (2.38)
                           --------  --------  --------  --------  --------
  Total income (loss)
    from investment
    operations...........     (6.15)     2.40      9.88     (0.43)    (2.24)
                           --------  --------  --------  --------  --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.02)    (0.24)    (0.14)    (0.15)    (0.09)
Net realized gains.......     (4.57)    (2.16)       --        --     (0.94)
                           --------  --------  --------  --------  --------
  Total dividends and
    distributions to
    shareholders.........     (4.59)    (2.40)    (0.14)    (0.15)    (1.03)
                           --------  --------  --------  --------  --------
Net asset value, end of
  year...................    $21.52    $32.26    $32.26    $22.52    $23.10
                           ========  ========  ========  ========  ========

TOTAL RETURN (1).........     (21.6)%      8.3%     44.2%     (1.8)%     (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $174,593  $254,791  $224,669  $151,290  $155,506
Ratio of expenses to
  average net assets
  (2)....................      0.91%     0.90%     0.90%     0.89%     0.88%
Ratio of net investment
  income to average net
  assets.................      0.12%     0.08%     1.03%     0.61%     0.72%
Portfolio Turnover.......       147%      156%      114%       99%       51%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                         YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------
                            2002     2001        2000        1999        1998
                           -------  -------     -------     -------     -------
Net asset value,
  beginning of year......  $10.71   $10.50      $10.00      $10.66       $10.51
                           ------   ------      ------      ------      -------
INVESTMENT OPERATIONS:
Net investment income....    0.46     0.47        0.51        0.49         0.53
Net realized and
  unrealized gain (loss)
  on investments.........    0.55     0.21        0.50       (0.66)        0.31
                           ------   ------      ------      ------      -------
  Total income (loss)
    from investment
    operations...........    1.01     0.68        1.01       (0.17)        0.84
                           ------   ------      ------      ------      -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....   (0.46)   (0.47)      (0.51)      (0.49)       (0.53)
Net realized gains.......   (0.05)      --          --          --        (0.16)
                           ------   ------      ------      ------      -------
  Total dividends and
    distributions to
    shareholders.........   (0.51)   (0.47)      (0.51)      (0.49)       (0.69)
                           ------   ------      ------      ------      -------
Net asset value, end of
  year...................  $11.21   $10.71      $10.50      $10.00       $10.66
                           ======   ======      ======      ======      =======
TOTAL RETURN (1).........     9.7%     6.6%       10.4%       (1.6)%        8.1%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $9,163   $9,028      $9,436      $9,830      $10,542
Ratio of expenses to
  average net
  assets (2).............    0.97%    1.00%(3)    1.01%(3)    0.95%        1.00%(3)
Ratio of net investment
  income to average net
  assets.................    3.88%    4.40%(3)    5.04%(3)    4.78%        4.96%(3)
Portfolio Turnover.......      68%      60%         35%         69%          80%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).
(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.05% and 4.35%, respectively, for the year ended December 31, 2001, 1.11% and 4.94%, respectively, for the year ended December 31, 2000, and 1.19% and 4.77%, respectively, for the year ended December 31, 1998.

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102

     Telephone:  1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Equity Portfolio

Small Cap Portfolio

Managed Portfolio

U.S. Government Income Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolio (the "Portfolio"):

     PEA Renaissance Portfolio ("Renaissance Portfolio", formerly PIMCO Renaissance Portfolio)

Shares of the Portfolio are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of the Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Risk/Return Summary                                                 3

Sub-Adviser's Past Performance                                      4

Principal Investment Strategies                                     5

Risks                                                               5

Investment Policies                                                 7

Fund Management                                                     8

Share Price                                                         9

Distributions and Taxes                                             9

                               RISK/RETURN SUMMARY

INVESTMENT GOALS         Renaissance Portfolio   Long term capital appreciation
                                                 and income

PRINCIPAL INVESTMENT
STRATEGIES                 - The Renaissance Portfolio invests generally in
                             equity securities of companies with market capitalizations of $1 billion to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to the Portfolio. OpCap Advisors has retained PIMCO Equity Advisors LLC ("PIMCO Equity
                           Advisors") as sub-adviser to the Portfolio.

                           PIMCO Equity Advisors' investment philosophy generally focuses on the wealth-creating characteristics of a growing business. By combining the characteristics of growth, quality, and time, its investment process seeks to capture the powerful compounding effect of a growing enterprise. PIMCO Equity Advisors seeks to invest in superior companies and then monitor accounts to ensure that it maintains a portfolio of the highest quality companies available. The investment process includes the review of quantitative and qualitative criteria. PIMCO Equity Advisors aims to significantly outperform the relevant market index over the long term and to control risk relative to the market. There can be no assurance that it will achieve these goals.

PRINCIPAL RISKS            Since the Portfolio invests in equity
                           securities, you could lose money or the Portfolio could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e. value) falls
                             out of favor
                           - The Portfolio's investment sector declines or
                             becomes less liquid
                           - The market does not recognize the stocks as being
                             undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           If the Portfolio invests in debt securities, you could lose money or the Portfolio could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolio may have
                             to reinvest at lower rates.

BAR CHART &                Performance is not shown in a bar chart or a table
PERFORMANCE                for the Portfolio because it does not have a full
TABLE                      calendar year of performance. Supplemental
                           performance of the sub-adviser can be found in the section captioned "Sub-Adviser's Past Performance."

                         SUB-ADVISER'S PAST PERFORMANCE

The performance results shown below represent are derived from performance data furnished by PIMCO Equity Advisors, which is sub-adviser to the Portfolio.

                RENAISSANCE PORTFOLIO COMPARABLE FUND PERFORMANCE

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                              1 YEAR        3 YEARS      5 YEARS     10 YEARS
                            ----------    ----------   ----------   ----------
PEA Renaissance Fund            (30.78)%        5.94%        6.86%        13.40%

Russell Midcap Value Index      (13.03)%        4.45%        2.78%        10.47%

INFORMATION ABOUT THE RENAISSANCE PORTFOLIO COMPARABLE FUND PERFORMANCE

The Portfolio has substantially the same investment objective, policies and strategies as the PEA Renaissance Fund, an existing mutual fund which is sold to the public on a retail basis ("Comparable Fund"). While the Portfolio is managed in a manner similar to that of the Comparable Fund, investors should be aware that the Portfolio is not the same as the Comparable Fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund are lower than the total operating expenses of the Portfolio. Therefore, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Fund's performance. The performance figures shown above reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio.

The results shown above reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is for Class A shares at Net Asset Value.

                         PRINCIPAL INVESTMENT STRATEGIES

RENAISSANCE PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Long term capital appreciation and income.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to achieve its investment objective by investing under normal conditions at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (I.E., dividend-paying) stocks.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Opportunities for long term growth of capital arise from companies that are undervalued relative to their industry group or show strong potential for growth or experience better than anticipated earnings growth.

                                      RISKS

Q    What are the principal risks of investing in the Portfolio?

A The Portfolio invests principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

       SMALL CAP AND MID CAP VOLATILITY - Mid cap stocks are more volatile and have less trading volume than large cap stocks. Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

       INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolio, PIMCO Equity Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolio invests in debt securities, the Portfolio is exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

                               INVESTMENT POLICIES

Q    Can the Portfolio change its investment objective and investment policies?

A Fundamental policies of the Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. The Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolio use derivative instruments?

A    Yes. The Portfolio may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

       The Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of the Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of the Portfolio's futures or options positions are not correlated with its other investments
       - The Portfolio cannot close out a position because of an illiquid market.

Q    Does the Portfolio expect to engage in short-term trading?

A    The Portfolio does not expect to engage in frequent short-term trading.

Q    Can the Portfolio vary from its investment goals?

A Under unusual market conditions, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that the Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO Equity Advisors is responsible for the day-to-day management of the Portfolio.

The Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors (and not the Fund) pays a portion of the advisory fees its receives to PIMCO Equity Advisors in return for its services. The Portfolio paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

          Renaissance Portfolio                           0.00%*

* Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of the Portfolio do not exceed 1.00% (net of any expense offset) of the average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million . OpCap Advisors will pay PIMCO Equity Advisors fees at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% of assets in excess of $800 million.

PIMCO EQUITY ADVISORS

Founded in 1999, PIMCO Equity Advisors LLC has over $7.2 billion of assets under management as of December 31, 2002. PIMCO Equity Advisors is an independent investment advisor providing equity portfolio management expertise to employee benefit accounts (public, corporate and Taft-Hartley), endowments, foundations and investment companies. PIMCO Equity Advisors has its principal offices at 1345 Avenue of the Americas, New York, NY 10105.

PORTFOLIO MANAGER

[PHOTO OF JOHN K. SCHNEIDER]

John K. Schneider, CFA, Managing Director/Senior Portfolio Manager of PIMCO Equity Advisors, is the Portfolio Manager of the Renaissance Portfolio. Prior to joining PIMCO Equity Advisors in 1999, Mr. Schneider was with Schneider Capital Management as a Portfolio Manager and Partner and with Wilmington Capital Management as Partner and Generalist. Additionally, he has been with Newbold Asset Management as Member of Equity Policy Committee and Director of Research. Mr. Schneider graduated summa cum laude from Lehigh University with a BS.

                                   SHARE PRICE

The Fund calculates the Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                        TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ----------------------------------------------------------
                                NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value the Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolio does not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

The Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in the Portfolio.

For investors who want more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolio at 1-800-700-8258.

You can review and copy the Portfolio's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone:  1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Renaissance Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

     PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

                   OpCap Equity Portfolio ("Equity Portfolio")

                  OpCap Managed Portfolio ("Managed Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")

Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Risk/Return Summary                                                 3

Principal Investment Strategies                                     7

Risks                                                               9

Investment Policies                                                11

Fund Management                                                    12

Share Price                                                        14

Distributions and Taxes                                            14

Financial Highlights                                               15

                               RISK/RETURN SUMMARY

INVESTMENT GOALS       Equity Portfolio       Long term capital appreciation

                       Managed Portfolio      Growth of capital over time

                       Small Cap Portfolio    Capital appreciation

PRINCIPAL INVESTMENT
STRATEGIES
                           - The Equity Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities that the investment adviser believes are undervalued in the marketplace.

                           - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

                           - The Small Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to all of the Portfolios. OpCap
                           Advisors has retained Pacific Investment Management
                           Company LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio.

                           For the equity investments it manages directly, i.e., the Equity and Small Cap Portfolios and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market
                              undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            Since the Portfolios invest in equity securities, you
                           could lose money or the Portfolios could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value)
                             falls out of favor
                           - The Portfolio's investment sector (e.g., small cap)
                             declines or becomes less liquid
                           - The market does not recognize stocks as being
                             undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           Since the Portfolios invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolios may
                             have to reinvest at lower rates.

BAR CHART &                The charts below provide some indication of the risks
PERFORMANCE                of investing in the Portfolios by showing changes in
TABLE                      the performance of each Portfolio's shares from year
                           to year over the past 10 years and by showing the highest and lowest quarterly return during the same period for each Portfolio.

                           The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

EQUITY PORTFOLIO

1993                   7.85%
1994                   3.81%
1995                  38.85%
1996                  23.36%
1997                  26.63%
1998                  11.86%
1999                   2.54%
2000                   9.91%
2001                  (7.02)%
2002                 (21.41)%

During the periods shown in the bar chart, the highest quarterly return was 13.20% (for the quarter ended 6/30/97) and the lowest quarterly return was (20.84)% (for the quarter ended 9/30/02).

[CHART]

SMALL CAP PORTFOLIO

1993                  19.51%
1994                  (1.01)%
1995                  15.23%
1996                  18.72%
1997                  22.24%
1998                  (9.03)%
1999                   1.80%
2000                  44.22%
2001                   8.30%
2002                 (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended 6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

[CHART]

MANAGED PORTFOLIO

1993                  10.39%
1994                  2.61%
1995                  45.55%
1996                  22.77%
1997                  22.29%
1998                   7.12%
1999                   5.00%
2000                   9.74%
2001                  (4.91)%
2002                 (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

The following table shows the average annual returns for the Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                         1 YEAR        5 YEARS      10 YEARS
                        ----------    ----------    ----------
Equity Portfolio+          (21.4)%        (1.6)%         8.4%
S&P 500                    (22.1)%        (0.6)%         9.3%

Small Cap Portfolio+       (21.6)%         1.8%          8.0%
Russell 2000 Index         (20.5)%        (1.3)%         7.2%

Managed Portfolio+         (16.9)%        (0.5)%         9.2%
S&P 500                    (22.1)%        (0.6)%         9.3%

----------
+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that OpCap Advisors believes are undervalued in the marketplace. Under normal conditions, the Portfolio will invest in equity securities listed on the New York Stock Exchange and on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Equity investors should have a long term investment horizon and should be prepared for the ups and downs of the stock markets.

SMALL CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Portfolios invest principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

       SMALL CAP VOLATILITY - Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

       SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector.

       INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

       ASSET ALLOCATION RISK - The Managed Portfolio invests in a mix of equity and fixed income securities. The portfolio managers of this Portfolio can make the wrong allocation decisions.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Managed Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

          -    more volatility

          -    less liquidity

          -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. The Portfolios may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

     The Equity and Small Cap Portfolios do not expect to use derivative instruments significantly, if at all. The Managed Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet its investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of a Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of a Portfolio's futures or options positions are not correlated with its other investments
       - A Portfolio cannot close out a position because of an illiquid market.

Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates for the Portfolios during prior fiscal years.

Q    Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

          Equity Portfolio                                      0.80%
          Small Cap Portfolio                                   0.80%
          Managed Portfolio                                     0.79%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio do not exceed 1.00% (net of any expense offset) of their respective average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to each Portfolio.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF JOHN LINDENTHAL]

John Lindenthal, Managing Director and senior equity portfolio manager and analyst at Oppenheimer Capital, is the portfolio manager of the Equity Portfolio. He brings over 30 years of investment experience to his current position. Mr. Lindenthal joined Oppenheimer Capital in 1979 from Bank of America where he was a senior portfolio manager responsible primarily for pension assets. Mr. Lindenthal graduated from the University of Santa Clara in California with a BS in Economics and an MBA in Finance.

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Small Cap Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital in 1998, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF COLIN  GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is a co-portfolio manager of the Managed Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                       TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ----------------------------------------------------------
                               NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolios' shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......   $33.12      $36.09      $37.56      $38.70      $36.52
                           -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
Net investment income....     0.36        0.24        0.25        0.25        0.39
Net realized and
  unrealized gain (loss)
  on investments.........    (7.38)      (2.75)       2.39        0.62        3.84
                           -------     -------     -------     -------     -------
  Total income (loss)
    from investment
    operations...........    (7.02)      (2.51)       2.64        0.87        4.23
                           -------     -------     -------     -------     -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....    (0.25)      (0.24)      (0.30)      (0.36)      (0.39)
Net realized gains.......    (0.22)      (0.22)      (3.81)      (1.65)      (1.66)
                           -------     -------     -------     -------     -------
  Total dividends and
    distributions to
    shareholders.........    (0.47)      (0.46)      (4.11)      (2.01)      (2.05)
                           -------     -------     -------     -------     -------
Net asset value, end of
  year...................   $25.63      $33.12      $36.09      $37.56      $38.70
                           =======     =======     =======     =======     =======

TOTAL RETURN (1).........    (21.4)%      (7.0)%       9.9%        2.5%       11.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $35,915     $78,781     $88,613     $70,512     $48,711
Ratio of expenses to
  average net assets
  (2)....................     0.96%       0.93%       0.95%       0.91%       0.94%
Ratio of net investment
  income to average net
  assets.................     0.89%       0.68%       0.78%       0.86%       1.36%
Portfolio Turnover.......       21%         22%         58%         84%         29%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------
Net asset value,
  beginning of year......    $32.26    $32.26    $22.52    $23.10    $26.37
                           --------  --------  --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income....      0.03      0.02      0.26      0.14      0.14
Net realized and
  unrealized gain (loss)
  on investments.........     (6.18)     2.38      9.62     (0.57)    (2.38)
                           --------  --------  --------  --------  --------
  Total income (loss)
    from investment
    operations...........     (6.15)     2.40      9.88     (0.43)    (2.24)
                           --------  --------  --------  --------  --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.02)    (0.24)    (0.14)    (0.15)    (0.09)
Net realized gains.......     (4.57)    (2.16)       --        --     (0.94)
                           --------  --------  --------  --------  --------
  Total dividends and
    distributions to
    shareholders.........     (4.59)    (2.40)    (0.14)    (0.15)    (1.03)
                           --------  --------  --------  --------  --------
Net asset value, end of
  year...................    $21.52    $32.26    $32.26    $22.52    $23.10
                           ========  ========  ========  ========  ========

TOTAL RETURN (1).........    (21.6)%     8.3%     44.2%     (1.8)%    (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $174,593  $254,791  $224,669  $151,290  $155,506
Ratio of expenses to
  average net assets
  (2)....................      0.91%     0.90%     0.90%     0.89%     0.88%
Ratio of net investment
  income to average net
  assets.................      0.12%     0.08%     1.03%     0.61%     0.72%
Portfolio Turnover.......       147%      156%      114%       99%       51%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone:  1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Equity Portfolio

Small Cap Portfolio

Managed Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

                   OpCap Equity Portfolio ("Equity Portfolio")

            OpCap Global Equity Portfolio ("Global Equity Portfolio")

                  OpCap Managed Portfolio ("Managed Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")

Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Risk/Return Summary                                                 3

Principal Investment Strategies                                     8

Risks                                                              10

Investment Policies                                                11

Fund Management                                                    13

Share Price                                                        15

Distributions and Taxes                                            16

Financial Highlights                                               16

                               RISK/RETURN SUMMARY

INVESTMENT GOALS     Equity Portfolio             Long term capital appreciation

                     Global Equity Portfolio      Long term capital appreciation

                     Managed Portfolio            Growth of capital over time

                     Small Cap Portfolio          Capital appreciation

PRINCIPAL INVESTMENT
STRATEGIES                 - The Equity Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities that the investment adviser believes are undervalued in the marketplace.

                           - The Global Equity Portfolio invests at least 80% of
                             its net assets, plus the amount of any borrowings for investment purposes, in equity securities on a worldwide basis and may invest in U.S. or foreign fixed income securities.

                           - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

                           - The Small Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to all of the Portfolios. OpCap
                           Advisors has retained Pacific Investment Management
                           Company LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio.

                           For the equity investments it manages directly, i.e., the Equity, Small Cap and Global Equity Portfolios and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            If you invest in the Portfolios that invest in equity
                           securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value or
                             growth) falls out of favor
                           - The Portfolio's investment sector (e.g., small cap,
                             mid cap or foreign securities, which generally are more volatile than U.S. large cap securities) declines or becomes less liquid
                           - The market does not recognize the stocks as being
                             undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolios may
                             have to reinvest at lower rates.

BAR CHART &                The charts below provide some indication of the risks
PERFORMANCE                of investing in the Portfolios by showing changes in
TABLE                      the performance of each Portfolio's shares from year
                           to year over the past 10 years or, if less, for each full calendar year during the life of each Portfolio and by showing the highest and lowest quarterly return during the same period for each Portfolio.

                           The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

EQUITY PORTFOLIO

1993                   7.85%
1994                   3.81%
1995                  38.85%
1996                  23.36%
1997                  26.63%
1998                  11.86%
1999                   2.54%
2000                   9.91%
2001                  (7.02)%
2002                 (21.41)%

During the periods shown in the bar chart, the highest quarterly return was 13.20% (for the quarter ended 6/30/97) and the lowest quarterly return was (20.84)% (for the quarter ended 9/30/02).

[CHART]

SMALL CAP PORTFOLIO

1993                  19.51%
1994                  (1.01)%
1995                  15.23%
1996                  18.72%
1997                  22.24%
1998                  (9.03)%
1999                  (1.80)%
2000                  44.22%
2001                   8.30%
2002                 (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended 6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

[CHART]

GLOBAL EQUITY

1996                  15.02%
1997                  14.02%
1998                  13.29%
1999                  26.53%
2000                   4.70%
2001                 (13.82)%
2002                 (17.41)%

During the periods shown in the bar chart, the highest quarterly return was 14.89% (for the quarter ended 12/31/98) and the lowest quarterly return was (16.02)% (for the quarter ended 9/30/02).

[CHART]

MANAGED PORTFOLIO

1993                  10.39%
1994                   2.61%
1995                  45.55%
1996                  22.77%
1997                  22.29%
1998                   7.12%
1999                   5.00%
2000                   9.74%
2001                  (4.91)%
2002                 (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

The following table shows the average annual returns for the Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                             1 YEAR        5 YEARS      10 YEARS
                           ----------    ----------    ----------
Equity Portfolio+              (21.4)%        (1.6)%         8.4%
S&P 500                        (22.1)%        (0.6)%         9.3%

Small Cap Portfolio+           (21.6)%         1.8%          8.0%
Russell 2000 Index             (20.5)%        (1.3)%         7.2%

Global Equity Portfolio        (17.4)%         1.3%          6.7%*
MSCI World Index               (19.9)%        (2.1)%         4.6%*
*since inception: 3/1/95

Managed Portfolio+             (16.9)%        (0.5)%         9.2%
S&P 500                        (22.1)%        (0.6)%         9.3%

----------
+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that OpCap Advisors believes are undervalued in the marketplace. Under normal conditions, the Portfolio will invest in equity securities listed on the New York Stock Exchange and on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Equity investors should have a long term investment horizon and should be prepared for the ups and downs of the stock markets.

SMALL CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

GLOBAL EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies located throughout the world which OpCap Advisors believes are undervalued in the marketplace. The Portfolio may invest up to 5% of its total assets in fixed income securities that are below investment grade.

Q    What are the potential rewards of investing in the Portfolio?

A Foreign securities provide additional investment opportunities and diversification. U.S. stocks represent less than half of the world's stock market capitalization.

MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Portfolios invest principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

       SMALL CAP AND MID CAP VOLATILITY - Mid cap stocks are more volatile and have less trading volume than large cap stocks. Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

       SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector.

       INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

       ASSET ALLOCATION RISK - The Managed Portfolio invests in a mix of equity and fixed income securities. The portfolio managers of this Portfolio can make the wrong allocation decisions.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities. This risk is greater for the Global Equity Portfolio which invests on a worldwide basis.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Global Equity Portfolio or the Managed Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

          -    more volatility

          -    less liquidity

          -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. The Portfolios may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

     The Equity, Small Cap and Global Equity Portfolios do not expect to use derivative instruments significantly, if at all. The Managed Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of a Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of a Portfolio's futures or options positions are not correlated with its other investments
       - A Portfolio cannot close out a position because of an illiquid market.

Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates for the Portfolios during prior fiscal years.

Q    Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

          Equity Portfolio                              0.80%
          Small Cap Portfolio                           0.80%
          Global Equity Portfolio                       0.80%
          Managed Portfolio                             0.79%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio (except the Global Equity Portfolio) do not exceed 1.00% (net of any expense offset) of their respective average daily net assets and such that the total operating expenses of the Global Equity Portfolio do not exceed 1.25% (net of any expense offset) of its average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to the each Portfolio.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PIMCO

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF JOHN LINDENTHAL]

John Lindenthal, Managing Director and senior equity portfolio manager and analyst at Oppenheimer Capital, is the portfolio manager of the Equity Portfolio. He brings over 30 years of investment experience to his current position. Mr. Lindenthal joined Oppenheimer Capital in 1979 from Bank of America where he was a senior portfolio manager responsible primarily for pension assets. Mr. Lindenthal graduated from the University of Santa Clara in California with a BS in Economics and an MBA in Finance.

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Small Cap Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF ELISA A. MAZEN]

Elisa A. Mazen, Managing Director, has been a member of the international equity investment team at Oppenheimer Capital since 1994 and is the primary global portfolio manager for the Global Equity Portfolio. Prior to joining Oppenheimer Capital, she was a Portfolio Manager/Analyst at Clemente Capital, Inc. Ms. Mazen graduated with a BA in economics/finance from Douglass College, Rutgers University in 1983.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital in 1998, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF COLIN GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is the portfolio manager for the domestic portion of the Global Equity Portfolio and a co-portfolio manager of the Managed Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                      TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ----------------------------------------------------------
                              NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolios' shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......   $33.12      $36.09      $37.56      $38.70      $36.52
                           -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
Net investment income....     0.36        0.24        0.25        0.25        0.39
Net realized and
  unrealized gain (loss)
  on investments.........    (7.38)      (2.75)       2.39        0.62        3.84
                           -------     -------     -------     -------     -------
  Total income (loss)
    from investment
    operations...........    (7.02)      (2.51)       2.64        0.87        4.23
                           -------     -------     -------     -------     -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....    (0.25)      (0.24)      (0.30)      (0.36)      (0.39)
Net realized gains.......    (0.22)      (0.22)      (3.81)      (1.65)      (1.66)
                           -------     -------     -------     -------     -------
  Total dividends and
    distributions to
    shareholders.........    (0.47)      (0.46)      (4.11)      (2.01)      (2.05)
                           -------     -------     -------     -------     -------
Net asset value, end of
  year...................   $25.63      $33.12      $36.09      $37.56      $38.70
                           =======     =======     =======     =======     =======

TOTAL RETURN (1).........    (21.4)%      (7.0)%       9.9%        2.5%       11.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $35,915     $78,781     $88,613     $70,512     $48,711
Ratio of expenses to
  average net assets
  (2)....................     0.96%       0.93%       0.95%       0.91%       0.94%
Ratio of net investment
  income to average net
  assets.................     0.89%       0.68%       0.78%       0.86%       1.36%
Portfolio Turnover.......       21%         22%         58%         84%         29%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------
Net asset value,
  beginning of year......    $32.26    $32.26    $22.52    $23.10    $26.37
                           --------  --------  --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income....      0.03      0.02      0.26      0.14      0.14
Net realized and
  unrealized gain (loss)
  on investments.........     (6.18)     2.38      9.62     (0.57)    (2.38)
                           --------  --------  --------  --------  --------
  Total income (loss)
    from investment
    operations...........     (6.15)     2.40      9.88     (0.43)    (2.24)
                           --------  --------  --------  --------  --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.02)    (0.24)    (0.14)    (0.15)    (0.09)
Net realized gains.......     (4.57)    (2.16)       --        --     (0.94)
                           --------  --------  --------  --------  --------
  Total dividends and
    distributions to
    shareholders.........     (4.59)    (2.40)    (0.14)    (0.15)    (1.03)
                           --------  --------  --------  --------  --------
Net asset value, end of
  year...................    $21.52    $32.26    $32.26    $22.52    $23.10
                           ========  ========  ========  ========  ========

TOTAL RETURN (1).........     (21.6)%      8.3%     44.2%     (1.8)%     (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $174,593  $254,791  $224,669  $151,290  $155,506
Ratio of expenses to
  average net assets
  (2)....................      0.91%     0.90%     0.90%     0.89%     0.88%
Ratio of net investment
  income to average net
  assets.................      0.12%     0.08%     1.03%     0.61%     0.72%
Portfolio Turnover.......       147%      156%      114%       99%       51%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                     YEAR ENDED DECEMBER 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                           -------  -------  -------  -------  -------
Net asset value,
  beginning of year......   $13.09   $15.36   $16.56   $15.43   $14.32
                           -------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income....     0.13     0.08     0.18     0.31     0.12
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions...........    (2.40)   (2.19)    0.50     3.78     1.78
                           -------  -------  -------  -------  -------
      Total income (loss)
        from investment
        operations.......    (2.27)   (2.11)    0.68     4.09     1.90
                           -------  -------  -------  -------  -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment
  income.................    (0.06)      --    (0.14))   (0.26)   (0.18)
In excess of net
  investment income......       --       --       --       --       --
From net realized
  gains..................       --    (0.16)   (1.74)   (2.70)   (0.61)
                           -------  -------  -------  -------  -------
      Total dividends and
        distributions
        to
        shareholders.....    (0.06)   (0.16)   (1.88)   (2.96)   (0.79)
                           -------  -------  -------  -------  -------
Net asset value, end of
  year...................   $10.76   $13.09   $15.36   $16.56   $15.43
                           =======  =======  =======  =======  =======

TOTAL RETURN (1).........    (17.4)%   (13.8)%     4.7%    26.5%    13.3%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $22,355  $31,289  $41,299  $43,412  $34,777
Ratio of expenses to
  average net assets
  (2)....................     1.15%    1.20%    1.14%    1.10%    1.13%
Ratio of net investment
  income to average net
  assets.................     0.72%    0.59%    1.07%    0.48%    0.79%
Portfolio Turnover.......       70%      77%     110%      83%      55%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(H) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone:  1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Equity Portfolio

Small Cap Portfolio

Global Equity Portfolio

Managed Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

            OpCap Global Equity Portfolio ("Global Equity Portfolio")

                  OpCap Managed Portfolio ("Managed Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")

Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Risk/Return Summary                                                 3

Principal Investment Strategies                                     7

Risks                                                               9

Investment Policies                                                10

Fund Management                                                    12

Share Price                                                        14

Distributions and Taxes                                            14

Financial Highlights                                               15

                               RISK/RETURN SUMMARY

INVESTMENT GOALS     Global Equity Portfolio     Long term capital appreciation

                     Managed Portfolio           Growth of capital over time

                     Small Cap Portfolio         Capital appreciation

PRINCIPAL INVESTMENT
STRATEGIES                 - The Global Equity Portfolio invests at least 80% of
                             its net assets, plus the amount of any borrowings for investment purposes, in equity securities on a worldwide basis and may invest in U.S. or foreign fixed income securities.

                           - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

                           - The Small Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to all of the Portfolios. OpCap
                           Advisors has retained Pacific Investment Management
                           Company LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio.

                           For the equity investments it manages directly, i.e., the Small Cap and Global Equity Portfolios and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            If you invest in the Portfolios that invest in equity
                           securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value or
                             growth) falls out of favor
                           - The Portfolio's investment sector (e.g., small cap,
                             mid cap or foreign securities, which generally are more volatile than U.S. large cap securities) declines or becomes less liquid
                           - The market does not recognize the stocks as being
                             undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolios may
                             have to reinvest at lower rates.

BAR CHART &                The charts below provide some indication of the risks
PERFORMANCE                of investing in the Portfolios by showing changes in
TABLE                      the performance of each Portfolio's shares from year
                           to year over the past 10 years or, if less, for each full calendar year during the life of each Portfolio and by showing the highest and lowest quarterly return during the same period for each Portfolio.

                           The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

SMALL CAP PORTFOLIO

1993                  19.51%
1994                  (1.01)%
1995                  15.23%
1996                  18.72%
1997                  22.24%
1998                  (9.03)%
1999                  (1.80)%
2000                  44.22%
2001                   8.30%
2002                 (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended 6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

[CHART]

GLOBAL EQUITY

1996                  15.02%
1997                  14.02%
1998                  13.29%
1999                  26.53%
2000                   4.70%
2001                 (13.82)%
2002                 (17.41)%

During the periods shown in the bar chart, the highest quarterly return was 14.89% (for the quarter ended 12/31/98) and the lowest quarterly return was (16.02)% (for the quarter ended 9/30/02).

[CHART]

MANAGED PORTFOLIO

1993                  10.39%
1994                   2.61%
1995                  45.55%
1996                  22.77%
1997                  22.29%
1998                   7.12%
1999                   5.00%
2000                   9.74%
2001                  (4.91)%
2002                 (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

The following table shows the average annual returns for the Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                           1 YEAR    5 YEARS    10 YEARS
                                           ------    -------    --------
Small Cap Portfolio+                        (21.6)%      1.8%        8.0%
Russell 2000 Index                          (20.5)%     (1.3)%       7.2%

Global Equity Portfolio                     (17.4)%      1.3%        6.7%*
MSCI World Index                            (19.9)%     (2.1)%       4.6%*
*since inception: 3/1/95

Managed Portfolio+                          (16.9)%     (0.5)%       9.2%
S&P 500                                     (22.1)%     (0.6)%       9.3%

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

SMALL CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

GLOBAL EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies located throughout the world which OpCap Advisors believes are undervalued in the marketplace. The Portfolio may invest up to 5% of its total assets in fixed income securities that are below investment grade.

Q    What are the potential rewards of investing in the Portfolio?

A Foreign securities provide additional investment opportunities and diversification. U.S. stocks represent less than half of the world's stock market capitalization.

MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Portfolios invest principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

       SMALL CAP VOLATILITY - Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

       SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector.

       INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

       ASSET ALLOCATION RISK - The Managed Portfolio invests in a mix of equity and fixed income securities. The portfolio managers of this Portfolio can make the wrong allocation decisions.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause a Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Global Equity Portfolio or the Managed Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

          -    more volatility

          -    less liquidity

          -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of

Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. The Portfolios may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

       The Small Cap and Global Equity Portfolios do not expect to use derivative instruments significantly, if at all. The Managed Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet its investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of a Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of a Portfolio's futures or options positions are not correlated with its other investments
       - A Portfolio cannot close out a position because of an illiquid market.

Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates for the Portfolios during prior fiscal years.

Q    Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

      Small Cap Portfolio                                        0.80%
      Global Equity Portfolio                                    0.80%
      Managed Portfolio                                          0.79%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio (except the Global Equity Portfolio) do not exceed 1.00% (net of any expense offset) of their respective average daily net assets and such that the total operating expenses of the Global Equity Portfolio do not exceed 1.25% (net of any expense offset) of its average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to the each Portfolio.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PIMCO

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Small Cap Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF ELISA A. MAZEN]

Elisa A. Mazen, Managing Director, has been a member of the international equity investment team at Oppenheimer Capital since 1994 and is the primary global portfolio manager for the Global Equity Portfolio. Prior to joining Oppenheimer Capital, she was a Portfolio Manager/Analyst at Clemente Capital, Inc. Ms. Mazen graduated with a BA in economics/finance from Douglass College, Rutgers University in 1983.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF COLIN GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is the portfolio manager for the domestic portion of the Global Equity Portfolio and a co-portfolio manager of the Managed Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                       TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ---------------------------------------------------------
                                NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolios' shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------
Net asset value,
  beginning of year......    $32.26    $32.26    $22.52    $23.10    $26.37
                           --------  --------  --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income....      0.03      0.02      0.26      0.14      0.14
Net realized and
  unrealized gain (loss)
  on investments.........     (6.18)     2.38      9.62     (0.57)    (2.38)
                           --------  --------  --------  --------  --------
  Total income (loss)
    from investment
    operations...........     (6.15)     2.40      9.88     (0.43)    (2.24)
                           --------  --------  --------  --------  --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.02)    (0.24)    (0.14)    (0.15)    (0.09)
Net realized gains.......     (4.57)    (2.16)       --        --     (0.94)
                           --------  --------  --------  --------  --------
  Total dividends and
    distributions to
    shareholders.........     (4.59)    (2.40)    (0.14)    (0.15)    (1.03)
                           --------  --------  --------  --------  --------
Net asset value, end of
  year...................    $21.52    $32.26    $32.26    $22.52    $23.10
                           ========  ========  ========  ========  ========

TOTAL RETURN (1).........     (21.6)%      8.3%     44.2%     (1.8)%     (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $174,593  $254,791  $224,669  $151,290  $155,506
Ratio of expenses to
  average net assets
  (2)....................      0.91%     0.90%     0.90%     0.89%     0.88%
Ratio of net investment
  income to average net
  assets.................      0.12%     0.08%     1.03%     0.61%     0.72%
Portfolio Turnover.......       147%      156%      114%       99%       51%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                     YEAR ENDED DECEMBER 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                           -------  -------  -------  -------  -------
Net asset value,
  beginning of year......   $13.09   $15.36   $16.56   $15.43   $14.32
                           -------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income....     0.13     0.08     0.18     0.31     0.12
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions...........    (2.40)   (2.19)    0.50     3.78     1.78
                           -------  -------  -------  -------  -------
      Total income (loss)
        from investment
        operations.......    (2.27)   (2.11)    0.68     4.09     1.90
                           -------  -------  -------  -------  -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment
  income.................    (0.06)      --    (0.14))   (0.26)   (0.18)
In excess of net
  investment income......       --       --       --       --       --
From net realized
  gains..................       --    (0.16)   (1.74)   (2.70)   (0.61)
                           -------  -------  -------  -------  -------
      Total dividends and
        distributions
        to
        shareholders.....    (0.06)   (0.16)   (1.88)   (2.96)   (0.79)
                           -------  -------  -------  -------  -------
Net asset value, end of
  year...................   $10.76   $13.09   $15.36   $16.56   $15.43
                           =======  =======  =======  =======  =======

TOTAL RETURN (1).........    (17.4)%   (13.8)%     4.7%    26.5%    13.3%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $22,355  $31,289  $41,299  $43,412  $34,777
Ratio of expenses to
  average net assets
  (2)....................     1.15%    1.20%    1.14%    1.10%    1.13%
Ratio of net investment
  income to average net
  assets.................     0.72%    0.59%    1.07%    0.48%    0.79%
Portfolio Turnover.......       70%      77%     110%      83%      55%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(H) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Small Cap Portfolio

Global Equity Portfolio

Managed Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

            OpCap Global Equity Portfolio ("Global Equity Portfolio")

                  OpCap Managed Portfolio ("Managed Portfolio")


Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Risk/Return Summary                                                  3

Principal Investment Strategies                                      7

Risks                                                                8

Investment Policies                                                  9

Fund Management                                                     11

Share Price                                                         12

Distributions and Taxes                                             13

Financial Highlights                                                14

                               RISK/RETURN SUMMARY

INVESTMENT GOALS     Global Equity Portfolio    Long term capital appreciation

                     Managed Portfolio          Growth of capital over time

PRINCIPAL INVESTMENT
STRATEGIES                 - The Global Equity Portfolio invests at least 80% of
                             its net assets, plus the amount of any borrowings for investment purposes, in equity securities on a worldwide basis and may invest in U.S. or foreign fixed income securities.

                           - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to both of the Portfolios. OpCap
                           Advisors has retained Pacific Investment Management
                           Company LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio.

                           For the equity investments it manages directly, i.e., the Global Equity Portfolio and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities.

                           Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            If you invest in the Portfolios that invest in
                           equity securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value or
                             growth) falls out of favor
                           - The Portfolio's investment sector (e.g., small cap,
                             mid cap or foreign securities, which generally are more volatile than U.S. large cap securities) declines or becomes less liquid
                           - The market does not recognize the stocks as being
                             undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolios may
                             have to reinvest at lower rates.

BAR CHART &       The charts below provide some indication of the risks of
PERFORMANCE       investing in the Portfolios by showing changes in the
TABLE             performance of each Portfolio's shares from year to year over the past 10 years or, if less, for each full calendar year during the life of each Portfolio and by showing the highest and lowest quarterly return during the same period for each Portfolio.

                  The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

GLOBAL EQUITY

1996                  15.02%
1997                  14.02%
1998                  13.29%
1999                  26.53%
2000                   4.70%
2001                 (13.82)%
2002                 (17.41)%

During the periods shown in the bar chart, the highest quarterly return was 14.89% (for the quarter ended 12/31/98) and the lowest quarterly return was (16.02)% (for the quarter ended 9/30/02).

[CHART]

MANAGED PORTFOLIO

1993                  10.39%
1994                   2.61%
1995                  45.55%
1996                  22.77%
1997                  22.29%
1998                   7.12%
1999                   5.00%
2000                   9.74%
2001                  (4.91)%
2002                 (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

The following table shows the average annual returns for the Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                            1 YEAR    5 YEARS    10 YEARS
                                            ------    -------    --------
Global Equity Portfolio                      (17.4)%      1.3%        6.7%*
MSCI World Index                             (19.9)%     (2.1)%       4.6%*
*since inception: 3/1/95

Managed Portfolio+                           (16.9)%     (0.5)%       9.2%
S&P 500                                      (22.1)%     (0.6)%       9.3%

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for the Managed Portfolio reflect the performance of the corresponding Portfolio of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

GLOBAL EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies located throughout the world which OpCap Advisors believes are undervalued in the marketplace. The Portfolio may invest up to 5% of its total assets in fixed income securities that are below investment grade.

Q    What are the potential rewards of investing in the Portfolio?

A Foreign securities provide additional investment opportunities and diversification. U.S. stocks represent less than half of the world's stock market capitalization.

MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to

     100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Portfolios invest principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

       SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector.

       INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

       ASSET ALLOCATION RISK - The Managed Portfolio invests in a mix of equity and fixed income securities. The portfolio managers of this Portfolio can make the wrong allocation decisions.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause a Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Portfolios invest in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

          -    more volatility

          -    less liquidity

          -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. The Portfolios may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

       The Global Equity Portfolio does not expect to use derivative instruments significantly, if at all. The Managed Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet its investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of a Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of a Portfolio's futures or options positions are not correlated with its other investments
       - A Portfolio cannot close out a position because of an illiquid market.

Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates for the Portfolios during prior fiscal years.

Q    Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

      Global Equity Portfolio                               0.80%
      Managed Portfolio                                     0.79%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio (except the Global Equity Portfolio) do not exceed 1.00% (net of any expense offset) of their respective average daily net assets and such that the total operating expenses of the Global Equity Portfolio do not exceed 1.25% (net of any expense offset) of its average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to the each Portfolio.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PIMCO

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF ELISA A. MAZEN]

Elisa A. Mazen, Managing Director, has been a member of the international equity investment team at Oppenheimer Capital since 1994 and is the primary global portfolio manager for the Global Equity Portfolio. Prior to joining Oppenheimer Capital, she was a Portfolio Manager/Analyst at Clemente Capital, Inc. Ms. Mazen graduated with a BA in economics/finance from Douglass College, Rutgers University in 1983.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF COLIN GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is the portfolio manager for the domestic portion of the Global Equity Portfolio and a co-portfolio manager of the Managed Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                       TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ---------------------------------------------------------
                                NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolios' shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                     YEAR ENDED DECEMBER 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                           -------  -------  -------  -------  -------
Net asset value,
  beginning of year......   $13.09   $15.36   $16.56   $15.43   $14.32
                           -------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income....     0.13     0.08     0.18     0.31     0.12
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions...........    (2.40)   (2.19)    0.50     3.78     1.78
                           -------  -------  -------  -------  -------
      Total income (loss)
        from investment
        operations.......    (2.27)   (2.11)    0.68     4.09     1.90
                           -------  -------  -------  -------  -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment
  income.................    (0.06)      --    (0.14))   (0.26)   (0.18)
In excess of net
  investment income......       --       --       --       --       --
From net realized
  gains..................       --    (0.16)   (1.74)   (2.70)   (0.61)
                           -------  -------  -------  -------  -------
      Total dividends and
        distributions
        to
        shareholders.....    (0.06)   (0.16)   (1.88)   (2.96)   (0.79)
                           -------  -------  -------  -------  -------
Net asset value, end of
  year...................   $10.76   $13.09   $15.36   $16.56   $15.43
                           =======  =======  =======  =======  =======

TOTAL RETURN (1).........    (17.4)%   (13.8)%     4.7%    26.5%    13.3%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $22,355  $31,289  $41,299  $43,412  $34,777
Ratio of expenses to
  average net assets
  (2)....................     1.15%    1.20%    1.14%    1.10%    1.13%
Ratio of net investment
  income to average net
  assets.................     0.72%    0.59%    1.07%    0.48%    0.79%
Portfolio Turnover.......       70%      77%     110%      83%      55%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(H) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Global Equity Portfolio

Managed Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

          PEA Large Cap Growth Portfolio ("Large Cap Growth Portfolio")

       PEA Renaissance Portfolio ("Renaissance Portfolio", formerly PIMCO
                             Renaissance Portfolio)

    PEA Science and Technology Portfolio ("Science and Technology Portfolio")

          PEA Small Cap Growth Portfolio ("Small Cap Growth Portfolio")

                 OpCap Balanced Portfolio ("Balanced Portfolio")

                   OpCap Equity Portfolio ("Equity Portfolio")

            OpCap Global Equity Portfolio ("Global Equity Portfolio")

                  OpCap Managed Portfolio ("Managed Portfolio")

                  OpCap Mid Cap Portfolio ("Mid Cap Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")

   OpCap U.S. Government Income Portfolio ("U.S. Government Income Portfolio")

Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Risk/Return Summary                                                  3

Sub-Adviser's Past Performance                                      12

Principal Investment Strategies                                     14

Risks                                                               20

Investment Policies                                                 21

Fund Management                                                     23

Share Price                                                         27

Distributions and Taxes                                             27

Financial Highlights                                                28

                               RISK/RETURN SUMMARY

INVESTMENT GOALS    Large Cap Growth Portfolio           Long term capital appreciation

                    Renaissance Portfolio                Long term capital appreciation and
                                                         income

                    Science and Technology Portfolio     Capital appreciation

                    Small Cap Growth Portfolio           Capital appreciation

                    Balanced Portfolio                   Growth of capital and investment income

                    Equity Portfolio                     Long term capital appreciation

                    Global Equity Portfolio              Long term capital appreciation

                    Managed Portfolio                    Growth of capital over time

                    Mid Cap Portfolio                    Long term capital appreciation

                    Small Cap Portfolio                  Capital appreciation

                    U.S. Gov't Income Portfolio          High current income and protection of
                                                         capital

PRINCIPAL INVESTMENT
STRATEGIES                 - The Large Cap Growth Portfolio invests at least 80%
                             of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of at least $5 billion.

                           - The Renaissance Portfolio invests generally in
                             equity securities of companies with market capitalizations of $1 billion to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve.

                           - The Science and Technology Portfolio invests at
                             least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies which use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies.

                           - The Small Cap Growth Portfolio invests at least 80%
                             of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

                           - The Balanced Portfolio invests in common stocks,
                             preferred stocks, securities convertible into common stock and debt securities.

                           - The Equity Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities that the investment adviser believes are undervalued in the marketplace.

                           - The Global Equity Portfolio invests at least 80% of
                             its net assets, plus the amount of any borrowings for investment purposes, in equity securities on a worldwide basis and may invest in U.S. or foreign fixed income securities.

                           - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

                           - The Mid Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion.

                           - The Small Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

                           - The U.S. Government Income Portfolio invests at
                             least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations including mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to all of the Portfolios. OpCap
                           Advisors has retained PIMCO Equity Advisors LLC
                           ("PIMCO Equity Advisors") as sub-adviser to the Large
                           Cap Growth, Small Cap Growth, Science and Technology and Renaissance Portfolios. OpCap Advisors has retained Pacific Investment Management Company LLC
                           ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio.

                           For the equity investments it manages directly, i.e., the Equity, Mid Cap, Small Cap, Global Equity, and Balanced Portfolios and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO Equity Advisors acts as sub-adviser to the Large Cap Growth, Small Cap Growth, Science and Technology and Renaissance Portfolios.

                           PIMCO Equity Advisors' investment philosophy generally focuses on the wealth-creating characteristics of a growing business. By combining the characteristics of growth, quality, and time, its investment process seeks to capture the powerful compounding effect of a growing enterprise. PIMCO Equity Advisors seeks to invest in superior companies and then monitor accounts to ensure that it maintains a portfolio of the highest quality companies available. The investment process includes the review of quantitative and qualitative criteria. PIMCO Equity Advisors aims to significantly outperform the relevant market index over the long term and to control risk relative to the market. There can be no assurance that it will achieve these goals.

                           PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            If you invest in the Portfolios that invest in equity
                           securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value or
                             growth) falls out of favor
                           - The Portfolio's investment sector (e.g., small cap,
                             mid cap, technology or foreign securities, which generally are more volatile than U.S. large cap securities) declines or becomes less liquid
                           - For the Equity, Mid Cap, Small Cap, Global Equity,
                             Managed and Balanced Portfolios, the market does not recognize the stocks as being undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolios may
                             have to reinvest at lower rates.

                           The U.S. Government Income Portfolio invests primarily in fixed-income securities issued by the U.S. Government, its agencies or instrumentalities. Securities issued by the U.S. Government, such as treasury securities, are backed by the full faith and credit of the U.S. Government. Some agency securities are also backed by the full faith and credit of the U.S. Government. Other agency securities do not carry a formal guarantee, but are considered to be of high credit quality.

BAR CHART &
PERFORMANCE
TABLE
                           The charts below provide some indication of the risks of investing in the Portfolios by showing changes in the performance of each Portfolio's shares from year to year over the past 10 years or, if less, for each full calendar year during the life of each Portfolio and by showing the highest and lowest quarterly return during the same period for each Portfolio. Performance is not shown in a bar chart for the Renaissance, Balanced, Large Cap Growth and Small Cap Growth Portfolios because they do not have a full calendar year of performance. Supplemental performance of the sub-adviser with regard to the Renaissance, Large Cap Growth and Small Cap Growth Portfolios can be found in the section captioned "Sub-Adviser's Past Performance."

                           The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

EQUITY PORTFOLIO

1993                   7.85%
1994                   3.81%
1995                  38.85%
1996                  23.36%
1997                  26.63%
1998                  11.86%
1999                   2.54%
2000                   9.91%
2001                  (7.02)%
2002                 (21.41)%

During the periods shown in the bar chart, the highest quarterly return was 13.20% (for the quarter ended 6/30/97) and the lowest quarterly return was (20.84)% (for the quarter ended 9/30/02).

[CHART]

SCIENCE & TECHNOLOGY

2001                 (60.79)%
2002                 (49.58)%

During the period shown in the bar chart, the highest quarterly return was 53.55% (for the quarter ended 12/31/01) and the lowest quarterly return was (50.48)% (for the quarter ended 9/30/01).

[CHART]

MID CAP PORTFOLIO

1999                  21.63%
2000                  25.88%
2001                   6.56%
2002                  (7.13)%

During the periods shown in the bar chart, the highest quarterly return was 23.78% (for the quarter ended 12/31/99) and the lowest quarterly return was (14.41)% (for the quarter ended 9/30/01).

[CHART]

SMALL CAP PORTFOLIO

1993                  19.51%
1994                  (1.01)%
1995                  15.23%
1996                  18.72%
1997                  22.24%
1998                  (9.03)%
1999                  (1.80)%
2000                  44.22%
2001                   8.30%
2002                 (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended 6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

[CHART]

GLOBAL EQUITY

1996                  15.02%
1997                  14.02%
1998                  13.29%
1999                  26.53%
2000                   4.70%
2001                 (13.82)%
2002                 (17.41)%

During the periods shown in the bar chart, the highest quarterly return was 14.89% (for the quarter ended 12/31/98) and the lowest quarterly return was (16.02)% (for the quarter ended 9/30/02).

[CHART]

MANAGED PORTFOLIO

1993                  10.39%
1994                   2.61%
1995                  45.55%
1996                  22.77%
1997                  22.29%
1998                   7.12%
1999                   5.00%
2000                   9.74%
2001                  (4.91)%
2002                 (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

[CHART]

U.S. GOVERNMENT INCOME PORTFOLIO

1996                   3.02%
1997                   7.04%
1998                   8.15%
1999                  (1.61)%
2000                  10.39%
2001                   6.57%
2002                   9.67%

During the periods shown in the bar chart, the highest quarterly return was 5.08% (for the quarter ended 9/30/02) and the lowest quarterly return was (1.08)% (for the quarter ended 12/31/01).

The following table shows the average annual returns for the Equity, Science & Technology, Mid Cap, Small Cap, Global Equity, Managed and U.S. Government Income Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance. Performance information is not shown in a table for the Renaissance, Balanced, Large Cap Growth and Small Cap Growth Portfolios because they do not have a full calendar year of performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                              1 YEAR     5 YEARS     10 YEARS
                                              ------     -------     --------
Equity Portfolio+                              (21.4)%      (1.6)%        8.4%
S&P 500                                        (22.1)%      (0.6)%        9.3%

Science and Technology Portfolio               (49.6)%     (54.1)%*       N/A
Nasdaq Composite                               (31.5)%     (33.5)%*       N/A
*since inception: 4/12/00

Mid Cap Portfolio                               (7.1)%       8.5%*        N/A
Wilshire 750 Mid Cap Index                     (19.9)%       1.8%*        N/A
*since inception: 2/9/98

Small Cap Portfolio+                           (21.6)%       1.8%         8.0%
Russell 2000 Index                             (20.5)%      (1.3)%        7.2%

Global Equity Portfolio                        (17.4)%       1.3%         6.7%*
MSCI World Index                               (19.9)%      (2.1)%        4.6%*
*since inception: 3/1/95

Managed Portfolio+                             (16.9)%      (0.5)%        9.2%
S&P 500                                        (22.1)%      (0.6)%        9.3%

U.S. Government Income Portfolio                 9.7%        6.5%         7.0%*
Lehman Brothers Intermediate                     9.6%        7.4%         7.9%*
Government Bond Index
*since inception: 1/3/95

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         SUB-ADVISER'S PAST PERFORMANCE

The performance results shown below represent composite returns (the "Composites") derived from performance data furnished by PIMCO Equity Advisors which is sub-adviser to the Renaissance, Large Cap Growth and Small Cap Growth Portfolios ("PEA Portfolios"). The Composites are comprised of all accounts managed by PIMCO Equity Advisors with substantially similar investment objectives, policies and strategies as the PEA Portfolios.

Except for the Renaissance comparable fund, the Composites have not been subject to the same types of expenses and restrictions to which the PEA Portfolio's are subject under the Investment Company Act and the Internal Revenue Code. The information regarding the performance of the Composites does not represent any of the PEA Portfolio's performance. Such information should not be considered a prediction of the future performance of the PEA Portfolios. The PEA Portfolios are newly organized and may not have a performance record of their own.

The tables below show the average annual total returns of the Composites managed by PEA for the periods set forth below. The Composite returns are also compared against their relevant benchmarks (which are the same benchmarks for the PEA Portfolios).

THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

                RENAISSANCE PORTFOLIO COMPARABLE FUND PERFORMANCE

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
PEA Renaissance Fund               (30.78)%      5.94%       6.86%      13.40%

Russell Midcap Value Index         (13.03)%      4.45%       2.78%      10.47%

INFORMATION ABOUT THE RENAISSANCE PORTFOLIO COMPARABLE FUND PERFORMANCE

The Renaissance Portfolio has substantially the same investment objective, policies and strategies as the PEA Renaissance Fund, an existing mutual fund which is sold to the public on a retail basis ("Comparable Fund"). While the Portfolio is managed in a manner similar to that of the Comparable Fund, investors should be aware that the Portfolio is not the same as the Comparable Fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund are lower than the total operating expenses of the Portfolio. Therefore, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Fund's performance. The performance figures shown above reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio.

The results shown above reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is for Class A shares at Net Asset Value.

The benchmark (or index) for each of the Composites is a measure of the broad market for their respective strategy. Each index is included to provide a detailed basis of comparison. Each index is unmanaged and reflects past performance, which is not indicative of future results.

                                                                                      SINCE
                                1999       2000         2001         2002       INCEPTION (1),(2)
                               ------     ------       ------       ------      -----------------
Large Cap Growth Composite      44.29%    (12.94)%     (24.37)%     (28.58)%              5.95%

Russell 1000 Growth Index       33.16%    (22.42)%     (20.42)%     (27.88)%              4.06%

Small Cap Growth Composite      67.63%    (11.56)%     (14.99)%     (27.80)%             11.53%

Russell 2000 Growth Index       43.09%    (22.43)%      (9.23)%     (30.26)%              2.86%

     (1) The inception periods for the Large Cap Growth Composite and Small Cap Growth Composite are 1/1/96 and 7/1/94, respectively.
     (2) For the period ended December 31, 2002.

          INFORMATION ABOUT PAST PERFORMANCE COMPOSITES OF SUB-ADVISER

The past performance data for the Composites has been adjusted to reflect the management fees and other expenses actually paid by the PEA Portfolios and assume the reinvestment of all dividends and distributions. The fees and expenses paid by the PEA Portfolios will be higher than the fees and expenses paid by the Composites. The performance of the Composites would have been lower than that shown below if the Composites had been subject to the fees and expenses of the PEA Portfolios and to other restrictions applicable to investment companies under relevant laws.

Average Annual Total Return: Composite results are measured internally based upon trade date accounting and include the reinvestment of dividends and interest. Results for the full historical period are time weighted. The Composites are valued monthly and portfolio returns are asset weighted using beginning-of-month market values. Quarterly, annual and annualized periods are calculated based upon geometrically linked monthly returns.

                         PRINCIPAL INVESTMENT STRATEGIES

EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that OpCap Advisors believes are undervalued in the marketplace. Under normal conditions, the Portfolio will invest in equity securities listed on the New York Stock Exchange and on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Equity investors should have a long term investment horizon and should be prepared for the ups and downs of the stock markets.

RENAISSANCE PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Long term capital appreciation and income.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to achieve its investment objective by investing under normal conditions at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (I.E., dividend-paying) stocks.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Opportunities for long term growth of capital arise from companies that are undervalued relative to their industry group or show strong potential for growth or experience better than anticipated earnings growth.

LARGE CAP GROWTH PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Long term capital appreciation.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of at least $5 billion at the time of purchase which PIMCO Equity Advisors believes will experience relatively rapid earnings growth. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. The prices of securities of large cap companies may be less volatile than those of less highly-capitalized companies.

SMALL CAP GROWTH PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Capital appreciation.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of under $2 billion at the time of purchase which PIMCO Equity Advisors believes will experience relatively rapid earnings growth. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over the counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital.

     Opportunities for appreciation for small cap companies could result from product expansion or product improvement, industry transition, new management or the sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. As additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation over the long term.

SCIENCE AND TECHNOLOGY PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Capital appreciation.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies which PIMCO Equity Advisors believes use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. Although the Portfolio emphasizes technology companies, it is not required to invest exclusively in companies in a particular business sector. The Portfolio is concentrated, investing in approximately 25 mid and large cap stocks. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for technology companies may result from the competitive strategic advantages associated with the use and service of innovative technologies as well as from the successful development and sale of those technologies.

MID CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Long term capital appreciation.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion at the time of purchase which OpCap Advisors believes are undervalued. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Mid cap companies generally are studied by fewer analysts and are held by fewer institutions than large cap companies. Since mid cap companies are less well-known than large cap companies, there may be a greater chance of them being undervalued. Opportunities for capital appreciation for mid cap companies could result from regional or product line expansion or sale of the company.

SMALL CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

GLOBAL EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies located throughout the world which OpCap Advisors believes are undervalued in the marketplace. The Portfolio may invest up to 5% of its total assets in fixed income securities that are below investment grade.

Q    What are the potential rewards of investing in the Portfolio?

A Foreign securities provide additional investment opportunities and diversification. U.S. stocks represent less than half of the world's stock market capitalization.

MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

BALANCED PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Growth of capital and investment income.

Q    What is the Portfolio's investment program?

A The Portfolio invests in equity and debt securities that OpCap Advisors believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities. The Portfolio seeks debt securities that offer investment income and the potential for capital appreciation if interest rates decline or the issuer's credit improves. OpCap Advisors seek to find convertible securities that have the potential for investment income prior to conversion and capital growth. Convertible debt securities may be classified as equity securities or as debt securities depending on the value of the conversion feature as compared to the debt feature. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in U.S. or foreign over the counter markets. The Portfolio may invest up to 25% of its total assets in debt securities rated below investment grade.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio's mix of equity securities, convertible securities and debt securities may result in the Portfolio's being less volatile than the market.

U.S. GOVERNMENT INCOME PORTFOLIO

Q    What is the Portfolio's investment objective?

A High level of current income together with protection of capital by investing in debt obligations, including mortgage-backed securities issued or guaranteed by the United States government, its agencies or instrumentalities.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These securities are commonly referred to as "U.S. Government Securities." The Portfolio may also purchase mortgage-backed securities to effectuate this program.

     OpCap Advisors observes current and historical yield relationships between maturities and sectors to seek the best relative values. The Portfolio generally maintains an average maturity between five and ten years. OpCap Advisors does not attempt to forecast interest rates in managing the Portfolio.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio consists of high quality debt instruments. Since the average maturity of the Portfolio's investments is between five and ten years, the Portfolio should be less volatile than a longer term bond fund.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Equity, Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Mid Cap, Small Cap, Global Equity, Managed and Balanced Portfolios invest principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

       SMALL CAP AND MID CAP VOLATILITY - Mid cap stocks are more volatile and have less trading volume than large cap stocks. Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

       SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector. The Science and Technology Portfolio will invest primarily in technology related companies. Companies dependent on new technology and innovative products are more volatile than well established, older companies.

       INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

       ASSET ALLOCATION RISK - The Managed and Balanced Portfolios invest in a mix of equity and fixed income securities. The portfolio managers of those Portfolios can make the wrong allocation decisions.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors and PIMCO Equity Advisors use approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities. This risk is greater for the Global Equity Portfolio which invests on a worldwide basis.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Global Equity Portfolio, Managed Portfolio or the Balanced Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

          -    more volatility

          -    less liquidity

          -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. The Equity, Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Mid Cap, Small Cap, Global Equity, Managed and Balanced Portfolios may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

       The Equity, Mid Cap, Small Cap, Global Equity and Balanced Portfolios do not expect to use derivative instruments significantly, if at all. The Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of a Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of a Portfolio's futures or options positions are not correlated with its other investments
       - A Portfolio cannot close out a position because of an illiquid market.

Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates during prior fiscal years for the Portfolios that were active during this period.

Q    Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO Equity Advisors is responsible for the day-to-day management of certain of the Fund's Portfolios and PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios, for which OpCap Advisors has retained PIMCO Equity Advisors as sub-adviser, OpCap Advisors (and not the Fund) pays a portion of the advisory fees its receives to PIMCO Equity Advisors in return for its services. OpCap Advisors also pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

       Equity Portfolio                                               0.80%
       Renaissance Portfolio                                          0.00%*
       Science and Technology Portfolio                               0.00%*
       Mid Cap Portfolio                                              0.63%*
       Small Cap Portfolio                                            0.80%
       Global Equity Portfolio                                        0.80%
       Managed Portfolio                                              0.79%
       U.S. Government Income Portfolio                               0.60%

* Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio (except the Global Equity Portfolio) do not exceed 1.00% (net of any expense offset) of their respective average daily net assets and such that the total operating expenses of the Global Equity Portfolio do not exceed 1.25% (net of any expense offset) of its average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to the Equity, Global Equity, Managed, Small Cap, Science and Technology, Mid Cap, Balanced, Renaissance, Large Cap Growth and Small Cap Growth Portfolios. The rate applicable to the U.S. Government Income Portfolio is 0.60% of average net assets.

OpCap Advisors will pay PIMCO Equity Advisors fees at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% of assets in excess of $800 million with respect to the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios for investment advisory services PIMCO Equity Advisors renders to those Portfolios.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PIMCO EQUITY ADVISORS LLC

Founded in 1999, PIMCO Equity Advisors LLC has over $7.2 billion of assets under management as of December 31, 2002. PIMCO Equity Advisors is an independent investment advisor providing equity portfolio management expertise to employee benefit accounts (public, corporate and Taft-Hartley), endowments, foundations and investment companies. PIMCO Equity Advisors has its principal offices at 1345 Avenue of the Americas, New York, NY 10105.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF LOUIS GOLDSTEIN]

Louis Goldstein has been a portfolio manager of the Mid Cap Portfolio since its inception and its sole portfolio manager since 1999. Mr. Goldstein, a Managing Director of Oppenheimer Capital, joined Oppenheimer Capital in 1991 and over 20 years of investment experience. He earned a BS Summa Cum Laude and an MBA in Finance with honors from the Wharton School of Business.

[PHOTO OF JOHN LINDENTHAL]

John Lindenthal, Managing Director and senior equity portfolio manager and analyst at Oppenheimer Capital, is the portfolio manager of the Equity Portfolio. He brings over 30 years of investment experience to his current position. Mr. Lindenthal joined Oppenheimer Capital in 1979 from Bank of America where he was a senior portfolio manager responsible primarily for pension assets. Mr. Lindenthal graduated from the University of Santa Clara in California with a BS in Economics and an MBA in Finance.

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Small Cap Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF ELISA A. MAZEN]

Elisa A. Mazen, Managing Director, has been a member of the international equity investment team at Oppenheimer Capital since 1994 and is the primary global portfolio manager for the Global Equity Portfolio. Prior to joining Oppenheimer Capital, she was a Portfolio Manager/Analyst at Clemente Capital, Inc. Ms. Mazen graduated with a BA in economics/finance from Douglass College, Rutgers University in 1983.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF COLIN GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is the portfolio manager for the domestic portion of the Global Equity Portfolio and a co-portfolio manager of the Managed Portfolio. Mr. Glinsman will also serve as the portfolio manager of the Balanced Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF MATTHEW GREENWALD]

Matthew Greenwald, Senior Vice President of Oppenheimer Capital, became portfolio manager of the U.S. Government Income Portfolio in December 2002. Prior to joining Oppenheimer Capital in 1989, Mr. Greenwald was a Portfolio Manager/Analyst at Mitchell Hutchins Asset Management. Mr. Greenwald has a BA from Penn State University and an MBA from Columbia Business School.

[PHOTO OF KENNETH W. CORBA]

Kenneth W. Corba, Chief Executive Officer and Managing Director of PIMCO Equity Advisors, will serve as the portfolio manager of the Large Cap Growth Portfolio. Mr. Corba joined PIMCO Equity Advisors in January 1999. Prior to this time, he was the Chief Investment Officer for Eagle Asset Management from March 1995 to March 1999 and Director of the Capital Management Group at Stein Roe & Farnham from June 1984 to February 1995. He has a BA and MBA from the University of Michigan.

[PHOTO OF DENNIS MCKECHNIE]

Dennis McKechnie, a Certified Financial Analyst, is a Managing Director of PIMCO Equity Advisors. Mr. McKechnie is the manager of the Science and Technology Portfolio and joined PIMCO Equity Advisors in January 1999. He has eight years of investment management experience as the Vice President for Columbus Circle Investors from April 1991 to January 1999. Mr. McKechnie has a BS in Electrical Engineering from Purdue University and an MBA from Columbus Business School.

[PHOTO OF MICHAEL CORELLI]

Michael Corelli will serve as the portfolio manager of the Small Cap Growth Portfolio. He joined PIMCO Equity Advisors in 1999 as a Research Analyst covering the business services, software and energy sectors. Prior to joining PIMCO Equity Advisors, he was an analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has a BA from Bucknell University.

[PHOTO OF JAMIE MICHAELSON]

Jamie Michaelson will serve as the portfolio manager of the Small Cap Growth Portfolio. He joined PIMCO Equity Advisors in 2000 as a Research Analyst covering the consumer and financial services sectors. Prior to joining PIMCO Equity Advisors in 1999, he was an analyst at Deutsche Bank Securities and Raymond James. Mr. Michaelson received a BA from Bucknell University.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

[PHOTO OF JOHN K. SCHNEIDER]

John K. Schneider, CFA, Managing Director/Senior Portfolio Manager of PIMCO Equity Advisors, is the Portfolio Manager of the Renaissance Portfolio. Prior to joining PIMCO Equity Advisors in 1999, Mr. Schneider was with Schneider Capital Management as a Portfolio Manager and Partner and with Wilmington Capital Management as Partner and Generalist. Additionally, he has been with Newbold Asset Management as Member of Equity Policy Committee and Director of Research. Mr. Schneider graduated summa cum laude from Lehigh University with a BS.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                       TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ---------------------------------------------------------
                               NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year. The U.S. Government Income Portfolio pays dividends from its net investment income once a month.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......   $33.12      $36.09      $37.56      $38.70      $36.52
                           -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
Net investment income....     0.36        0.24        0.25        0.25        0.39
Net realized and
  unrealized gain (loss)
  on investments.........    (7.38)      (2.75)       2.39        0.62        3.84
                           -------     -------     -------     -------     -------
  Total income (loss)
    from investment
    operations...........    (7.02)      (2.51)       2.64        0.87        4.23
                           -------     -------     -------     -------     -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....    (0.25)      (0.24)      (0.30)      (0.36)      (0.39)
Net realized gains.......    (0.22)      (0.22)      (3.81)      (1.65)      (1.66)
                           -------     -------     -------     -------     -------
  Total dividends and
    distributions to
    shareholders.........    (0.47)      (0.46)      (4.11)      (2.01)      (2.05)
                           -------     -------     -------     -------     -------
Net asset value, end of
  year...................   $25.63      $33.12      $36.09      $37.56      $38.70
                           =======     =======     =======     =======     =======

TOTAL RETURN (1).........    (21.4)%      (7.0)%       9.9%        2.5%       11.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $35,915     $78,781     $88,613     $70,512     $48,711
Ratio of expenses to
  average net assets
  (2)....................     0.96%       0.93%       0.95%       0.91%       0.94%
Ratio of net investment
  income to average net
  assets.................     0.89%       0.68%       0.78%       0.86%       1.36%
Portfolio Turnover.......       21%         22%         58%         84%         29%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                          FOR THE PERIOD
                                        YEAR ENDED        APRIL 12, 2000*
                                       DECEMBER 31,           THROUGH
                                      2002      2001     DECEMBER 31, 2000
                                     ------    ------    ------------------
Net asset value, beginning of
  period...........................   $2.38     $6.07          $10.00
                                     ------    ------          ------
INVESTMENT OPERATIONS:
Net investment loss................   (0.01)    (0.02)          (0.03)
Net realized and unrealized loss on
  investments......................   (1.17)    (3.67)          (3.90)
                                     ------    ------          ------
  Total loss from investment
    operations.....................   (1.18)    (3.69)          (3.93)
                                     ------    ------          ------
Net asset value, end of year.......   $1.20     $2.38           $6.07
                                     ======    ======          ======

TOTAL RETURN (1)...................   (49.6)%   (60.8)%         (39.3)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)....  $1,452    $1,033          $1,822
Ratio of expenses to average net
  assets (2)(3)....................    1.08%     1.05%           1.04%(4)
Ratio of net investment loss to
  average net assets (3)...........   (0.84)%   (0.77)%         (0.39)%(4)
Portfolio Turnover.................     134%      104%             79%

------------------------

*    Commencement of operations.
(1)  Total return for a period of less than one year is not annualized.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion of its fees and/or assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 2.88% and (2.63)%, respectively, for the year ended December 31, 2002, 3.22% and (2.94)%, respectively, for the year ended December 31, 2001, and 1.82% (annualized) and (1.17)% (annualized), respectively, for the period ended December 31, 2000.
(4)  Annualized.

                             OCC ACCUMULATION TRUST
                               MID CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                         FOR THE PERIOD
                                YEAR ENDED DECEMBER 31,               FEBRUARY 9, 1998 (1)
                           ---------------------------------                   TO
                            2002     2001     2000     1999            DECEMBER 31, 1998
                           -------  -------  -------  ------  ------------------------------------
Net asset value,
  beginning of period....   $13.46   $13.02   $11.63   $9.79                 $10.00
                           -------  -------  -------  ------                 ------
INVESTMENT OPERATIONS:
Net investment income....     0.00*    0.00*    0.06    0.05                   0.05
Net realized and
  unrealized gain (loss)
  on investments.........    (0.96)    0.85     2.83    2.07                  (0.21)
                           -------  -------  -------  ------                 ------
  Total income (loss)
    from investment
    operations...........    (0.96)    0.85     2.89    2.12                  (0.16)
                           -------  -------  -------  ------                 ------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....       --    (0.02)   (0.04)  (0.05)                 (0.05)
Net realized gains.......    (0.37)   (0.36)   (1.46)  (0.23)                    --
Return of capital........       --    (0.03)      --      --                     --
                           -------  -------  -------  ------                 ------
  Total dividends and
    distributions
    to shareholders......    (0.37)   (0.41)   (1.50)  (0.28)                 (0.05)
                           -------  -------  -------  ------                 ------
Net asset value, end of
  period.................   $12.13   $13.46   $13.02  $11.63                  $9.79
                           =======  =======  =======  ======                 ======
TOTAL RETURN (2).........    (7.1)%    6.6%    25.9%   21.6%                  (1.6)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)................  $10,427  $16,479  $16,741  $5,382                 $1,885
Ratio of expenses to
  average
  net assets (3)(4)......     1.00%    1.00%    1.00%   1.03%                  1.05%(5)
Ratio of net investment
  income (loss) to
  average net assets
  (4)....................     0.00%**  0.06%    0.65%   0.62%                  0.78%(5)
Portfolio Turnover.......       93%      85%     100%    108%                    38%

------------------------

*    Less than $0.005 per share
**   Less than 0.005%
(1)  Commencement of operations
(2) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(3)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).
(4) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been 1.17% and (0.17)%, respectively, for the year ended December 31, 2002, 1.15% and (0.08)%, respectively, for the year ended December 31, 2001, 1.36% and 0.29%, respectively, for year ended December 31, 2000, 1.70% and (0.05)%, respectively, for the year ended December 31, 1999, and 4.28% (annualized) and (2.45)% (annualized), respectively, for the period February 9, 1998 (commencement of operations) to December 31, 1998.
(5)  Annualized

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------
Net asset value,
  beginning of year......    $32.26    $32.26    $22.52    $23.10    $26.37
                           --------  --------  --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income....      0.03      0.02      0.26      0.14      0.14
Net realized and
  unrealized gain (loss)
  on investments.........     (6.18)     2.38      9.62     (0.57)    (2.38)
                           --------  --------  --------  --------  --------
  Total income (loss)
    from investment
    operations...........     (6.15)     2.40      9.88     (0.43)    (2.24)
                           --------  --------  --------  --------  --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.02)    (0.24)    (0.14)    (0.15)    (0.09)
Net realized gains.......     (4.57)    (2.16)       --        --     (0.94)
                           --------  --------  --------  --------  --------
  Total dividends and
    distributions to
    shareholders.........     (4.59)    (2.40)    (0.14)    (0.15)    (1.03)
                           --------  --------  --------  --------  --------
Net asset value, end of
  year...................    $21.52    $32.26    $32.26    $22.52    $23.10
                           ========  ========  ========  ========  ========

TOTAL RETURN (1).........    (21.6)%     8.3%     44.2%     (1.8)%    (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $174,593  $254,791  $224,669  $151,290  $155,506
Ratio of expenses to
  average net assets
  (2)....................      0.91%     0.90%     0.90%     0.89%     0.88%
Ratio of net investment
  income to average net
  assets.................      0.12%     0.08%     1.03%     0.61%     0.72%
Portfolio Turnover.......       147%      156%      114%       99%       51%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                     YEAR ENDED DECEMBER 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                           -------  -------  -------  -------  -------
Net asset value,
  beginning of year......   $13.09   $15.36   $16.56   $15.43   $14.32
                           -------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income....     0.13     0.08     0.18     0.31     0.12
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions...........    (2.40)   (2.19)    0.50     3.78     1.78
                           -------  -------  -------  -------  -------
      Total income (loss)
        from investment
        operations.......    (2.27)   (2.11)    0.68     4.09     1.90
                           -------  -------  -------  -------  -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment
  income.................    (0.06)      --    (0.14))   (0.26)   (0.18)
In excess of net
  investment income......       --       --       --       --       --
From net realized
  gains..................       --    (0.16)   (1.74)   (2.70)   (0.61)
                           -------  -------  -------  -------  -------
      Total dividends and
        distributions
        to
        shareholders.....    (0.06)   (0.16)   (1.88)   (2.96)   (0.79)
                           -------  -------  -------  -------  -------
Net asset value, end of
  year...................   $10.76   $13.09   $15.36   $16.56   $15.43
                           =======  =======  =======  =======  =======

TOTAL RETURN (1).........   (17.4)%  (13.8)%    4.7%    26.5%    13.3%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $22,355  $31,289  $41,299  $43,412  $34,777
Ratio of expenses to
  average net assets
  (2)....................     1.15%    1.20%    1.14%    1.10%    1.13%
Ratio of net investment
  income to average net
  assets.................     0.72%    0.59%    1.07%    0.48%    0.79%
Portfolio Turnover.......       70%      77%     110%      83%      55%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(H) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                         YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------
                            2002     2001        2000        1999        1998
                           -------  -------     -------     -------     -------
Net asset value,
  beginning of year......  $10.71   $10.50      $10.00      $10.66       $10.51
                           ------   ------      ------      ------      -------
INVESTMENT OPERATIONS:
Net investment income....    0.46     0.47        0.51        0.49         0.53
Net realized and
  unrealized gain (loss)
  on investments.........    0.55     0.21        0.50       (0.66)        0.31
                           ------   ------      ------      ------      -------
  Total income (loss)
    from investment
    operations...........    1.01     0.68        1.01       (0.17)        0.84
                           ------   ------      ------      ------      -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....   (0.46)   (0.47)      (0.51)      (0.49)       (0.53)
Net realized gains.......   (0.05)      --          --          --        (0.16)
                           ------   ------      ------      ------      -------
  Total dividends and
    distributions to
    shareholders.........   (0.51)   (0.47)      (0.51)      (0.49)       (0.69)
                           ------   ------      ------      ------      -------
Net asset value, end of
  year...................  $11.21   $10.71      $10.50      $10.00       $10.66
                           ======   ======      ======      ======      =======
TOTAL RETURN (1).........     9.7%     6.6%       10.4%       (1.6)%        8.1%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $9,163   $9,028      $9,436      $9,830      $10,542
Ratio of expenses to
  average net
  assets (2).............    0.97%    1.00%(3)    1.01%(3)    0.95%        1.00%(3)
Ratio of net investment
  income to average net
  assets.................    3.88%    4.40%(3)    5.04%(3)    4.78%        4.96%(3)
Portfolio Turnover.......      68%      60%         35%         69%          80%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).
(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.05% and 4.35%, respectively, for the year ended December 31, 2001, 1.11% and 4.94%, respectively, for the year ended December 31, 2000, and 1.19% and 4.77%, respectively, for the year ended December 31, 1998.

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Equity Portfolio

Renaissance Portfolio

Large Cap Growth Portfolio

Small Cap Growth Portfolio

Science and Technology Portfolio

Mid Cap Portfolio

Small Cap Portfolio

Global Equity Portfolio

Managed Portfolio

Balanced Portfolio

U.S. Government Income Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

                  OpCap Managed Portfolio ("Managed Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")


Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Risk/Return Summary                                                  3

Principal Investment Strategies                                      7

Risks                                                                8

Investment Policies                                                  9

Fund Management                                                     11

Share Price                                                         13

Distributions and Taxes                                             13

Financial Highlights                                                14

                               RISK/RETURN SUMMARY

INVESTMENT GOALS      Managed Portfolio           Growth of capital over time

                      Small Cap Portfolio         Capital appreciation

PRINCIPAL INVESTMENT
STRATEGIES                 - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

                           - The Small Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to both of the Portfolios. OpCap
                           Advisors has retained Pacific Investment Management
                           Company LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio.

                           For the equity investments it manages directly, i.e., the Small Cap Portfolio and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis

                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            If you invest in the Portfolios that invest in equity
                           securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value or
                             growth) falls out of favor
                           - The Portfolio's investment sector (e.g., small cap,
                             mid cap, technology or foreign securities, which generally are more volatile than U.S. large cap securities) declines or becomes less liquid
                           - The market does not recognize the stocks as being
                             undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolios may
                             have to reinvest at lower rates.

BAR CHART &
PERFORMANCE
TABLE
                           The charts below provide some indication of the risks of investing in the Portfolios by showing changes in the performance of each Portfolio's shares from year to year over the past 10 years and by showing the highest and lowest quarterly return during the same period for each Portfolio.

                           The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

MANAGED PORTFOLIO

1993            10.39%
1994             2.61%
1995            45.55%
1996            22.77%
1997            22.29%
1998             7.12%
1999             5.00%
2000             9.74%
2001            (4.91)%
2002           (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

[CHART]

SMALL CAP PORTFOLIO

1993            19.51%
1994            (1.01)%
1995            15.23%
1996            18.72%
1997            22.24%
1998            (9.03)%
1999            (1.80)%
2000            44.22%
2001             8.30%
2002           (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended 6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

The following table shows the average annual returns for the Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                            1 YEAR    5 YEARS    10 YEARS
                                            ------    -------    --------
Small Cap Portfolio+                         (21.6)%      1.8%        8.0%
Russell 2000 Index                           (20.5)%     (1.3)%       7.2%

Managed Portfolio+                           (16.9)%     (0.5)%       9.2%
S&P 500                                      (22.1)%     (0.6)%       9.3%

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

SMALL CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Portfolios invest principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

       SMALL CAP VOLATILITY - Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

       SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector.

       INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

       ASSET ALLOCATION RISK - The Managed Portfolio invests in a mix of equity and fixed income securities. The portfolio managers can make the wrong allocation decisions.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Managed Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

          -    more volatility

          -    less liquidity

          -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. The Portfolios may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts
       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

       The Small Cap Portfolio does not expect to use derivative instruments significantly, if at all. The Managed Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of a Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of a Portfolio's futures or options positions are not correlated with its other investments
       - A Portfolio cannot close out a position because of an illiquid market.

Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates for the Portfolios during prior fiscal years.

Q    Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of the Managed Portfolio, OpCap Advisors pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

      Small Cap Portfolio                                      0.80%
      Managed Portfolio                                        0.79%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio do not exceed 1.00% (net of any expense offset) of their respective average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to each Portfolio.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PIMCO

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Small Cap Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF COLIN GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is the portfolio manager for the domestic portion of the Global Equity Portfolio and a co-portfolio manager of the Managed Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is a co-portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital in 1998, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                       TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ---------------------------------------------------------
                                NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolios' shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------
Net asset value,
  beginning of year......    $32.26    $32.26    $22.52    $23.10    $26.37
                           --------  --------  --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income....      0.03      0.02      0.26      0.14      0.14
Net realized and
  unrealized gain (loss)
  on investments.........     (6.18)     2.38      9.62     (0.57)    (2.38)
                           --------  --------  --------  --------  --------
  Total income (loss)
    from investment
    operations...........     (6.15)     2.40      9.88     (0.43)    (2.24)
                           --------  --------  --------  --------  --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.02)    (0.24)    (0.14)    (0.15)    (0.09)
Net realized gains.......     (4.57)    (2.16)       --        --     (0.94)
                           --------  --------  --------  --------  --------
  Total dividends and
    distributions to
    shareholders.........     (4.59)    (2.40)    (0.14)    (0.15)    (1.03)
                           --------  --------  --------  --------  --------
Net asset value, end of
  year...................    $21.52    $32.26    $32.26    $22.52    $23.10
                           ========  ========  ========  ========  ========

TOTAL RETURN (1).........     (21.6)%      8.3%     44.2%     (1.8)%     (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $174,593  $254,791  $224,669  $151,290  $155,506
Ratio of expenses to
  average net assets
  (2)....................      0.91%     0.90%     0.90%     0.89%     0.88%
Ratio of net investment
  income to average net
  assets.................      0.12%     0.08%     1.03%     0.61%     0.72%
Portfolio Turnover.......       147%      156%      114%       99%       51%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: PUBLICINFO@SEC.GOV, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Small Cap Portfolio

Managed Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolio (the "Portfolio"):

                  OpCap Mid Cap Portfolio ("Mid Cap Portfolio")

Shares of the Portfolio are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of the Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Risk/Return Summary                                                  3

Principal Investment Strategies                                      5

Risks                                                                6

Investment Policies                                                  7

Fund Management                                                      8

Share Price                                                          9

Distributions and Taxes                                             10

Financial Highlights                                                10

                               RISK/RETURN SUMMARY

INVESTMENT GOALS      Mid Cap Portfolio           Long term capital appreciation

PRINCIPAL INVESTMENT
STRATEGIES
                           - The Mid Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to the Portfolio.

                           For equity investments, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies

                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

PRINCIPAL RISKS            Since the Portfolio invests in equity securities, you
                           could lose money or the Portfolio could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value)
                             falls out of favor
                           - The Portfolio's investment sector (i.e., mid cap,
                             which generally is more volatile than U.S. large cap securities) declines or becomes less liquid
                           - The market does not recognize the Portfolio's
                             stocks as being undervalued

                           Since the Portfolio may invest in debt securities, you could lose money or the Portfolio could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolio may have
                             to reinvest at lower rates.

BAR CHART &                The chart below provides some indication of the risks
PERFORMANCE                of investing in the Portfolio by showing changes in
TABLE                      the performance of the Portfolio's shares for each
                           full calendar year during the life of the Portfolio and by showing the highest and lowest quarterly return during the same period for the Portfolio.

                           The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The Portfolio's performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

MID CAP PORTFOLIO

1999                  21.63%
2000                  25.88%
2001                   6.56%
2002                  (7.13)%

During the periods shown in the bar chart, the highest quarterly return was 23.78% (for the quarter ended 12/31/99) and the lowest quarterly return was (14.41)% (for the quarter ended 9/30/01).

The following table shows the average annual returns for the Portfolio. The table gives some indication of the risks of the Portfolio by comparing the performance of the Portfolio with a broad measure of market performance.

      Average Annual Total Returns for the periods ended December 31, 2002

                                                1 YEAR     5 YEARS     10 YEARS
                                                ------     -------     --------
Mid Cap Portfolio                                 (7.1)%       8.5%*        N/A
Wilshire 750 Mid Cap Index                       (19.9)%       1.8%*        N/A
*since inception: 2/9/98

                         PRINCIPAL INVESTMENT STRATEGIES

MID CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Long term capital appreciation.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion at the time of purchase which OpCap Advisors believes are undervalued. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Mid cap companies generally are studied by fewer analysts and are held by fewer institutions than large cap companies. Since mid cap companies are less well-known than large cap companies, there may be a greater chance of them being undervalued. Opportunities for capital appreciation for mid cap companies could result from regional or product line expansion or sale of the company.

                                      RISKS

Q    What are the principal risks of investing in the Portfolio?

A The Portfolio invests principally in equity securities. Equity securities may be affected by the following:

       STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

       Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

       SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

       MID CAP VOLATILITY - Mid cap stocks are more volatile and have less trading volume than large cap stocks.

       SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector.

       INVESTMENT STYLES - Value stocks may be out of favor for a period of time. This investment style can produce poor returns for a period of time.

       FOREIGN EXPOSURE - When selecting foreign securities for the Portfolio, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

          - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

          - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

          - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

          - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

          - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolio presently intends to limit investment in emerging markets to no more than 5% of its total assets.

To the extent that the Portfolio invests in debt securities, the Portfolio is exposed to these risks:

          - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

          - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

          - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

                               INVESTMENT POLICIES

Q    Can the Portfolio change its investment objective and investment policies?

A Fundamental policies of the Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. The Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolio use derivative instruments?

A    Yes. The Portfolio may purchase and sell derivative instruments, including:

       -    futures contracts
       -    options on futures contracts

       -    forward foreign currency contracts
       -    covered calls written on individual securities
       -    uncovered calls and puts
       -    options on stock indices
       -    swaps.

       The Portfolio does not expect to use derivative instruments significantly, if at all.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of the Portfolio if:

       - Its investment adviser uses a derivative instrument at the wrong time
       - The prices of the Portfolio's futures or options positions are not correlated with its other investments
       - The Portfolio cannot close out a position because of an illiquid market.

Q    Does the Portfolio expect to engage in short-term trading?

A The Portfolio does not expect to engage in frequent short-term trading. The Financial Highlights table in this prospectus shows the turnover rates for the Portfolio during prior fiscal years.

Q    Can the Portfolio vary from its investment goals?

A Under unusual market conditions, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that the Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of the Portfolio (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services.

The Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. The Portfolio paid OpCap Advisors the following fee as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

        Mid Cap Portfolio                            0.63%*

* Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of the Portfolio do not exceed 1.00% (net of any expense offset) of its respective average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets of the Portfolio, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million.

PORTFOLIO MANAGERS

[PHOTO OF LOUIS GOLDSTEIN]

Louis Goldstein has been a portfolio manager of the Mid Cap Portfolio since its inception and its sole portfolio manager since 1999. Mr. Goldstein, a Managing Director of Oppenheimer Capital, joined Oppenheimer Capital in 1991 and over 20 years of investment experience. He earned a BS Summa Cum Laude and an MBA in Finance with honors from the Wharton School of Business.

                                   SHARE PRICE

The Fund calculates the Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                     TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ----------------------------------------------------------
                              NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value the Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolio does not price its shares so the net asset value of the Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

The Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in the Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolio's financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolio's financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                               MID CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                         FOR THE PERIOD
                                YEAR ENDED DECEMBER 31,               FEBRUARY 9, 1998 (1)
                           ---------------------------------                   TO
                            2002     2001     2000     1999            DECEMBER 31, 1998
                           -------  -------  -------  ------  ------------------------------------
Net asset value,
  beginning of period....   $13.46   $13.02   $11.63   $9.79                 $10.00
                           -------  -------  -------  ------                 ------
INVESTMENT OPERATIONS:
Net investment income....     0.00*    0.00*    0.06    0.05                   0.05
Net realized and
  unrealized gain (loss)
  on investments.........    (0.96)    0.85     2.83    2.07                  (0.21)
                           -------  -------  -------  ------                 ------
  Total income (loss)
    from investment
    operations...........    (0.96)    0.85     2.89    2.12                  (0.16)
                           -------  -------  -------  ------                 ------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....       --    (0.02)   (0.04)  (0.05)                 (0.05)
Net realized gains.......    (0.37)   (0.36)   (1.46)  (0.23)                    --
Return of capital........       --    (0.03)      --      --                     --
                           -------  -------  -------  ------                 ------
  Total dividends and
    distributions
    to shareholders......    (0.37)   (0.41)   (1.50)  (0.28)                 (0.05)
                           -------  -------  -------  ------                 ------
Net asset value, end of
  period.................   $12.13   $13.46   $13.02  $11.63                  $9.79
                           =======  =======  =======  ======                 ======
TOTAL RETURN (2).........     (7.1)%     6.6%    25.9%   21.6%                  (1.6)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)................  $10,427  $16,479  $16,741  $5,382                 $1,885
Ratio of expenses to
  average
  net assets (3)(4)......     1.00%    1.00%    1.00%   1.03%                  1.05%(5)
Ratio of net investment
  income (loss) to
  average net assets
  (4)....................     0.00%**    0.06%    0.65%   0.62%                  0.78%(5)
Portfolio Turnover.......       93%      85%     100%    108%                    38%

------------------------

*    Less than $0.005 per share
**   Less than 0.005%
(1)  Commencement of operations
(2) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(3)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).
(4) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been 1.17% and (0.17)%, respectively, for the year ended December 31, 2002, 1.15% and (0.08)%, respectively, for the year ended December 31, 2001, 1.36% and 0.29%, respectively, for year ended December 31, 2000, 1.70% and (0.05)%, respectively, for the year ended December 31, 1999, and 4.28% (annualized) and (2.45)% (annualized), respectively, for the period February 9, 1998 (commencement of operations) to December 31, 1998.
(5)  Annualized

For investors who want more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolio at 1-800-700-8258.

You can review and copy the Portfolio's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: PUBLICINFO@SEC.GOV, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Mid Cap Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

                   OpCap Equity Portfolio ("Equity Portfolio")

                  OpCap Managed Portfolio ("Managed Portfolio")

                  OpCap Mid Cap Portfolio ("Mid Cap Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")


Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                    PAGE
                                                                    ----
Risk/Return Summary                                                   3

Principal Investment Strategies                                       8

Risks                                                                10

Investment Policies                                                  11

Fund Management                                                      13

Share Price                                                          15

Distributions and Taxes                                              15

Financial Highlights                                                 16

                               RISK/RETURN SUMMARY

INVESTMENT GOALS     Equity Portfolio         Long term capital appreciation

                     Managed Portfolio        Growth of capital over time

                     Mid Cap Portfolio        Long term capital appreciation

                     Small Cap Portfolio      Capital appreciation

PRINCIPAL INVESTMENT
STRATEGIES
                           - The Equity Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities that the investment adviser believes are undervalued in the marketplace.

                           - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

                           - The Mid Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion.

                           - The Small Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to all of the Portfolios. OpCap
                           Advisors has retained Pacific Investment Management
                           Company LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio.

                           For the equity investments it manages directly, i.e., the Equity, Mid Cap and Small Cap Portfolios and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements

                           - Market share analysis

                           - Unit volume growth - Barriers to entry

                           - Pricing policies

                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            If you invest in the Portfolios that invest in equity
                           securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value or
                             growth) falls out of favor
                           - The Portfolio's investment sector (e.g., small cap,
                             mid cap, technology or foreign securities, which generally are more volatile than U.S. large cap securities) declines or becomes less liquid
                           - The market does not recognize the Portfolio's
                             stocks as being undervalued
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolios may
                             have to reinvest at lower rates.

BAR CHART &                The charts below provide some indication of the risks
PERFORMANCE                of investing in the Portfolios by showing changes in
TABLE                      the performance of each Portfolio's shares from year
                           to year over the past 10 years or, if less, for each full calendar year during the life of each Portfolio and by showing the highest and lowest quarterly return during the same period for each Portfolio.

                           The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

EQUITY PORTFOLIO

1993           7.85%
1994           3.81%
1995          38.85%
1996          23.36%
1997          26.63%
1998          11.86%
1999           2.54%
2000           9.91%
2001          (7.02)%
2002         (21.41)%

During the periods shown in the bar chart, the highest quarterly return was 13.20% (for the quarter ended 6/30/97) and the lowest quarterly return was (20.84)% (for the quarter ended 9/30/02).

[CHART]

MID CAP PORTFOLIO

1999         21.63%
2000         25.88%
2001          6.56%
2002         (7.13)%

During the periods shown in the bar chart, the highest quarterly return was 23.78% (for the quarter ended 12/31/99) and the lowest quarterly return was (14.41)% (for the quarter ended 9/30/01).

[CHART]

SMALL CAP PORTFOLIO

1993         19.51%
1994         (1.01)%
1995         15.23%
1996         18.72%
1997         22.24%
1998         (9.03)%
1999         (1.80)%
2000         44.22%
2001          8.30%
2002        (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended

[CHART]

MANAGED PORTFOLIO

1993          10.39%
1994           2.61%
1995          45.55%
1996          22.77%
1997          22.29%
1998           7.12%
1999           5.00%
2000           9.74%
2001          (4.91)%
2002         (16.88)%

6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

The following table shows the average annual returns for the Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                         1 YEAR    5 YEARS    10 YEARS
Equity Portfolio+                         (21.4)%     (1.6)%       8.4%
S&P 500                                   (22.1)%     (0.6)%       9.3%

Mid Cap Portfolio                          (7.1)%      8.5%*       N/A
Wilshire 750 Mid Cap Index                (19.9)%      1.8%*       N/A
*since inception: 2/9/98

Small Cap Portfolio+                      (21.6)%      1.8%        8.0%
Russell 2000 Index                        (20.5)%     (1.3)%       7.2%

Managed Portfolio+                        (16.9)%     (0.5)%       9.2%
S&P 500                                   (22.1)%     (0.6)%       9.3%

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that OpCap Advisors believes are undervalued in the marketplace. Under normal conditions, the Portfolio will invest in equity securities listed on the New York Stock Exchange and on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Equity investors should have a long term investment horizon and should be prepared for the ups and downs of the stock markets.

MID CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Long term capital appreciation.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion at the time of purchase which OpCap Advisors believes are undervalued. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Mid cap companies generally are studied by fewer analysts and are held by fewer institutions than large cap companies. Since mid cap companies are less well-known than large cap companies, there may be a greater chance of them being undervalued. Opportunities for capital appreciation for mid cap companies could result from regional or product line expansion or sale of the company.

SMALL CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Portfolios invest principally in equity securities. Equity securities may be affected by the following:

     STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

     Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

     SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

     ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

     SMALL CAP AND MID CAP VOLATILITY - Mid cap stocks are more volatile and have less trading volume than large cap stocks. Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

     SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector.

     INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

     ASSET ALLOCATION RISK - The Managed Portfolio invest in a mix of equity and fixed income securities. The portfolio managers of this Portfolio can make the wrong allocation decisions.

     FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

     - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

     - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

     - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

     - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

     - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

     - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

     - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

     - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

     - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Managed Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

     -    more volatility

     -    less liquidity

     -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. The Portfolios may purchase and sell derivative instruments, including:

     -    futures contracts
     -    options on futures contracts
     -    forward foreign currency contracts
     -    covered calls written on individual securities
     -    uncovered calls and puts
     -    options on stock indices
     -    swaps.

     The Equity, Mid Cap and Small Cap Portfolios do not expect to use derivative instruments significantly, if at all. The Managed Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of a Portfolio if:

     -    Its investment adviser uses a derivative instrument at the wrong time
     - The prices of a Portfolio's futures or options positions are not correlated with its other investments
     -    A Portfolio cannot close out a position because of an illiquid market.

Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates during prior fiscal years for the Portfolios that were active during this period.

Q    Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors also pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

          Equity Portfolio                                      0.80%
          Mid Cap Portfolio                                     0.63%*
          Small Cap Portfolio                                   0.80%
          Managed Portfolio                                     0.79%

* Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio do not exceed 1.00% (net of any expense offset) of their respective average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to each Portfolio.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PIMCO

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of

December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF LOUIS GOLDSTEIN]

Louis Goldstein has been a portfolio manager of the Mid Cap Portfolio since its inception and its sole portfolio manager since 1999. Mr. Goldstein, a Managing Director of Oppenheimer Capital, joined Oppenheimer Capital in 1991 and over 20 years of investment experience. He earned a BS Summa Cum Laude and an MBA in Finance with honors from the Wharton School of Business.

[PHOTO OF JOHN LINDENTHAL]

John Lindenthal, Managing Director and senior equity portfolio manager and analyst at Oppenheimer Capital, is the portfolio manager of the Equity Portfolio. He brings over 30 years of investment experience to his current position. Mr. Lindenthal joined Oppenheimer Capital in 1979 from Bank of America where he was a senior portfolio manager responsible primarily for pension assets. Mr. Lindenthal graduated from the University of Santa Clara in California with a BS in Economics and an MBA in Finance.

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Small Cap Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF COLIN GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is the portfolio manager for the domestic portion of the Global Equity Portfolio and a co-portfolio manager of the Managed Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                        TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = --------------------------------------------------------
                                NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......   $33.12      $36.09      $37.56      $38.70      $36.52
                           -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
Net investment income....     0.36        0.24        0.25        0.25        0.39
Net realized and
  unrealized gain (loss)
  on investments.........    (7.38)      (2.75)       2.39        0.62        3.84
                           -------     -------     -------     -------     -------
  Total income (loss)
    from investment
    operations...........    (7.02)      (2.51)       2.64        0.87        4.23
                           -------     -------     -------     -------     -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....    (0.25)      (0.24)      (0.30)      (0.36)      (0.39)
Net realized gains.......    (0.22)      (0.22)      (3.81)      (1.65)      (1.66)
                           -------     -------     -------     -------     -------
  Total dividends and
    distributions to
    shareholders.........    (0.47)      (0.46)      (4.11)      (2.01)      (2.05)
                           -------     -------     -------     -------     -------
Net asset value, end of
  year...................   $25.63      $33.12      $36.09      $37.56      $38.70
                           =======     =======     =======     =======     =======

TOTAL RETURN (1).........    (21.4)%      (7.0)%       9.9%        2.5%       11.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $35,915     $78,781     $88,613     $70,512     $48,711
Ratio of expenses to
  average net assets
  (2)....................     0.96%       0.93%       0.95%       0.91%       0.94%
Ratio of net investment
  income to average net
  assets.................     0.89%       0.68%       0.78%       0.86%       1.36%
Portfolio Turnover.......       21%         22%         58%         84%         29%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MID CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                         FOR THE PERIOD
                                YEAR ENDED DECEMBER 31,               FEBRUARY 9, 1998 (1)
                           ---------------------------------                   TO
                            2002     2001     2000     1999            DECEMBER 31, 1998
                           -------  -------  -------  ------  ------------------------------------
Net asset value,
  beginning of period....   $13.46   $13.02   $11.63   $9.79                 $10.00
                           -------  -------  -------  ------                 ------
INVESTMENT OPERATIONS:
Net investment income....     0.00*    0.00*    0.06    0.05                   0.05
Net realized and
  unrealized gain (loss)
  on investments.........    (0.96)    0.85     2.83    2.07                  (0.21)
                           -------  -------  -------  ------                 ------
  Total income (loss)
    from investment
    operations...........    (0.96)    0.85     2.89    2.12                  (0.16)
                           -------  -------  -------  ------                 ------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....       --    (0.02)   (0.04)  (0.05)                 (0.05)
Net realized gains.......    (0.37)   (0.36)   (1.46)  (0.23)                    --
Return of capital........       --    (0.03)      --      --                     --
                           -------  -------  -------  ------                 ------
  Total dividends and
    distributions
    to shareholders......    (0.37)   (0.41)   (1.50)  (0.28)                 (0.05)
                           -------  -------  -------  ------                 ------
Net asset value, end of
  period.................   $12.13   $13.46   $13.02  $11.63                  $9.79
                           =======  =======  =======  ======                 ======
TOTAL RETURN (2).........     (7.1)%     6.6%    25.9%   21.6%                  (1.6)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)................  $10,427  $16,479  $16,741  $5,382                 $1,885
Ratio of expenses to
  average
  net assets (3)(4)......     1.00%    1.00%    1.00%   1.03%                  1.05%(5)
Ratio of net investment
  income (loss) to
  average net assets
  (4)....................     0.00%**    0.06%    0.65%   0.62%                  0.78%(5)
Portfolio Turnover.......       93%      85%     100%    108%                    38%

------------------------

*    Less than $0.005 per share
**   Less than 0.005%
(1)  Commencement of operations
(2) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(3)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).
(4) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been 1.17% and (0.17)%, respectively, for the year ended December 31, 2002, 1.15% and (0.08)%, respectively, for the year ended December 31, 2001, 1.36% and 0.29%, respectively, for year ended December 31, 2000, 1.70% and (0.05)%, respectively, for the year ended December 31, 1999, and 4.28% (annualized) and (2.45)% (annualized), respectively, for the period February 9, 1998 (commencement of operations) to December 31, 1998.
(5)  Annualized

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------
Net asset value,
  beginning of year......    $32.26    $32.26    $22.52    $23.10    $26.37
                           --------  --------  --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income....      0.03      0.02      0.26      0.14      0.14
Net realized and
  unrealized gain (loss)
  on investments.........     (6.18)     2.38      9.62     (0.57)    (2.38)
                           --------  --------  --------  --------  --------
  Total income (loss)
    from investment
    operations...........     (6.15)     2.40      9.88     (0.43)    (2.24)
                           --------  --------  --------  --------  --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.02)    (0.24)    (0.14)    (0.15)    (0.09)
Net realized gains.......     (4.57)    (2.16)       --        --     (0.94)
                           --------  --------  --------  --------  --------
  Total dividends and
    distributions to
    shareholders.........     (4.59)    (2.40)    (0.14)    (0.15)    (1.03)
                           --------  --------  --------  --------  --------
Net asset value, end of
  year...................    $21.52    $32.26    $32.26    $22.52    $23.10
                           ========  ========  ========  ========  ========

TOTAL RETURN (1).........     (21.6)%      8.3%     44.2%     (1.8)%     (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $174,593  $254,791  $224,669  $151,290  $155,506
Ratio of expenses to
  average net assets
  (2)....................      0.91%     0.90%     0.90%     0.89%     0.88%
Ratio of net investment
  income to average net
  assets.................      0.12%     0.08%     1.03%     0.61%     0.72%
Portfolio Turnover.......       147%      156%      114%       99%       51%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at HTTP://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Equity Portfolio

Mid Cap Portfolio

Small Cap Portfolio

Managed Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

                  OpCap Managed Portfolio ("Managed Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")

   OpCap U.S. Government Income Portfolio ("U.S. Government Income Portfolio")


Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                    PAGE
Risk/Return Summary                                                   3

Principal Investment Strategies                                       7

Risks                                                                 9

Investment Policies                                                  11

Fund Management                                                      12

Share Price                                                          14

Distributions and Taxes                                              14

Financial Highlights                                                 15

                               RISK/RETURN SUMMARY

INVESTMENT GOALS     Managed Portfolio              Growth of capital over time

                     Small Cap Portfolio            Capital appreciation

                     U S  Gov't Income Portfolio    High current income and
                                                    protection of capital

PRINCIPAL INVESTMENT
STRATEGIES
                           - The Managed Portfolio invests in common stocks,
                             bonds and cash equivalents, allocated based on the investment adviser's judgment.

                           - The Small Cap Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

                           - The U.S. Government Income Portfolio invests at
                             least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations including mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to all of the Portfolios. OpCap
                           Advisors has retained Pacific Investment Management
                           Company LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio.

                           For the equity investments it manages directly, i.e., the Small Cap Portfolio and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital - favorable price to
                             intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

                           PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                           PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS            If you invest in the Portfolios that invest in equity
                           securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value or
                             growth) falls out of favor
                           - The Portfolio's investment sector declines or
                             becomes less liquid
                           - For the Small Cap and Managed Portfolios, the
                             market does not recognize the stocks as being undervalued.
                           - The stocks selected for growth potential do not
                             achieve such growth.

                           If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolios may
                             have to reinvest at lower rates.

                           The U.S. Government Income Portfolio invests primarily in fixed-income securities issued by the U.S. Government, its agencies or instrumentalities. Securities issued by the U.S. Government, such as treasury securities, are backed by the full faith and credit of the U.S. Government. Some agency securities are also backed by the full faith and credit of the U.S. Government. Other agency securities do not carry a formal guarantee, but are considered to be of high credit quality.

BAR CHART &                The charts below provide some indication of the risks
PERFORMANCE                of investing in the Portfolios by showing changes in
TABLE                      the performance of each Portfolio's shares from year
                           to year over the past 10 years or, if less, for each full calendar year during the life of each Portfolio and by showing the highest and lowest quarterly return during the same period for each Portfolio.

                           The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

SMALL CAP PORTFOLIO

1993          19.51%
1994          (1.01)%
1995          15.23%
1996          18.72%
1997          22.24%
1998          (9.03)%
1999          (1.80)%
2000          44.22%
2001           8.30%
2002         (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended 6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

[CHART]

MANAGED PORTFOLIO

1993          10.39%
1994           2.61%
1995          45.55%
1996          22.77%
1997          22.29%
1998           7.12%
1999           5.00%
2000           9.74%
2001          (4.91)%
2002         (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

[CHART]

U.S. GOVERNMENT INCOME PORTFOLIO

1996          3.02%
1997          7.04%
1998          8.15%
1999         (1.61)%
2000         10.39%
2001          6.57%
2002          9.67%

During the periods shown in the bar chart, the highest quarterly return was 5.08% (for the quarter ended 9/30/02) and the lowest quarterly return was (1.08)% (for the quarter ended 12/31/01).

The following table shows the average annual returns for the Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                         1 YEAR    5 YEARS    10 YEARS
                                        --------  ---------   ---------
Small Cap Portfolio+                      (21.6)%      1.8%        8.0%
Russell 2000 Index                        (20.5)%     (1.3)%       7.2%

Managed Portfolio+                        (16.9)%     (0.5)%       9.2%
S&P 500                                   (22.1)%     (0.6)%       9.3%

U.S. Government Income Portfolio            9.7%       6.5%        7.0%*
Lehman Brothers Intermediate                9.6%       7.4%        7.9%*
Government Bon Index
*since inception: 1/3/95

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

SMALL CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

U.S. GOVERNMENT INCOME PORTFOLIO

Q    What is the Portfolio's investment objective?

A High level of current income together with protection of capital by investing in debt obligations, including mortgage-backed securities issued or guaranteed by the United States government, its agencies or instrumentalities.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These securities are commonly referred to as "U.S. Government Securities." The Portfolio may also purchase mortgage-backed securities to effectuate this program.

     OpCap Advisors observes current and historical yield relationships between maturities and sectors to seek the best relative values. The Portfolio generally maintains an average maturity between five and ten years. OpCap Advisors does not attempt to forecast interest rates in managing the Portfolio.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio consists of high quality debt instruments. Since the average maturity of the Portfolio's investments is between five and ten years, the Portfolio should be less volatile than a longer term bond fund.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Small Cap and Managed Portfolios invest principally in equity securities. Equity securities may be affected by the following:

     STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

     Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

     SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

     ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

     SMALL CAP VOLATILITY - Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

     SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector.

     INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

     ASSET ALLOCATION RISK - The Managed Portfolio invests in a mix of equity and fixed income securities. The portfolio managers of this Portfolio can make the wrong allocation decisions.

     FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

     - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

     - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

     - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

     - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

     - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

     - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

     - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

     - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

     - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Managed Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

     -    more volatility

     -    less liquidity

     -    greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. The Small Cap and Managed Portfolios may purchase and sell derivative instruments, including:

     -    futures contracts
     -    options on futures contracts
     -    forward foreign currency contracts
     - covered calls written on individual securities - uncovered calls and puts
     -    options on stock indices
     -    swaps.

     The Small Cap Portfolio does not expect to use derivative instruments significantly, if at all. The Managed Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of a Portfolio if:

     -    Its investment adviser uses a derivative instrument at the wrong time
     - The prices of a Portfolio's futures or options positions are not correlated with its other investments
     -    A Portfolio cannot close out a position because of an illiquid market.

Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates for the Portfolios during prior fiscal years.

Q    Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

          Small Cap Portfolio                                 0.80%
          Managed Portfolio                                   0.79%
          U.S. Government Income Portfolio                    0.60%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio do not exceed 1.00% (net of any expense offset) of their respective average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to the Managed and Small Cap Portfolios. The rate applicable to the U.S. Government Income Portfolio is 0.60% of average net assets.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Small Cap Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital in 1998, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF COLIN GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is a co-portfolio manager of the Managed Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF MATTHEW GREENWALD]

Matthew Greenwald, Senior Vice President of Oppenheimer Capital, became portfolio manager of the U.S. Government Income Portfolio in December 2002. Prior to joining Oppenheimer Capital in 1989, Mr. Greenwald was a Portfolio Manager/Analyst at Mitchell Hutchins Asset Management. Mr. Greenwald has a BA from Penn State University and an MBA from Columbia Business School.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                        TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = --------------------------------------------------------
                                 NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year. The U.S. Government Income Portfolio pays dividends from its net investment income once a month.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------
Net asset value,
  beginning of year......    $32.26    $32.26    $22.52    $23.10    $26.37
                           --------  --------  --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income....      0.03      0.02      0.26      0.14      0.14
Net realized and
  unrealized gain (loss)
  on investments.........     (6.18)     2.38      9.62     (0.57)    (2.38)
                           --------  --------  --------  --------  --------
  Total income (loss)
    from investment
    operations...........     (6.15)     2.40      9.88     (0.43)    (2.24)
                           --------  --------  --------  --------  --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.02)    (0.24)    (0.14)    (0.15)    (0.09)
Net realized gains.......     (4.57)    (2.16)       --        --     (0.94)
                           --------  --------  --------  --------  --------
  Total dividends and
    distributions to
    shareholders.........     (4.59)    (2.40)    (0.14)    (0.15)    (1.03)
                           --------  --------  --------  --------  --------
Net asset value, end of
  year...................    $21.52    $32.26    $32.26    $22.52    $23.10
                           ========  ========  ========  ========  ========

TOTAL RETURN (1).........     (21.6)%      8.3%     44.2%     (1.8)%     (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $174,593  $254,791  $224,669  $151,290  $155,506
Ratio of expenses to
  average net assets
  (2)....................      0.91%     0.90%     0.90%     0.89%     0.88%
Ratio of net investment
  income to average net
  assets.................      0.12%     0.08%     1.03%     0.61%     0.72%
Portfolio Turnover.......       147%      156%      114%       99%       51%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......    $40.15      $43.20      $43.65      $43.74      $42.38
                           --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
Net investment income....      0.64        0.68        0.99        0.56        0.60
Net realized and
  unrealized gain (loss)
  on investments.........     (7.32)      (2.76)       2.41        1.47        2.40
                           --------    --------    --------    --------    --------
  Total income (loss)
    from investment
    operations...........     (6.68)      (2.08)       3.40        2.03        3.00
                           --------    --------    --------    --------    --------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....     (0.70)      (0.97)      (0.58)      (0.65)      (0.33)
Net realized gains.......        --          --       (3.27)      (1.47)      (1.31)
                           --------    --------    --------    --------    --------
  Total dividends and
    distributions to
    shareholders.........     (0.70)      (0.97)      (3.85)      (2.12)      (1.64)
                           --------    --------    --------    --------    --------
Net asset value, end of
  year...................    $32.77      $40.15      $43.20      $43.65      $43.74
                           ========    ========    ========    ========    ========

TOTAL RETURN (1).........     (16.9)%      (4.9)%       9.7%        5.0%        7.1%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $392,705    $572,321    $693,469    $804,467    $777,087
Ratio of expenses to
  average net assets
  (2)....................      0.88%       0.88%       0.86%       0.83%       0.82%
Ratio of net investment
  income to average net
  assets.................      1.57%       1.47%       2.20%       1.27%       1.74%
Portfolio Turnover.......       159%        162%        168%         50%         37%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expense offset by earnings credits from custodian bank (See
     (1)(O) in Notes to Financial Statements).

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                         YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------
                            2002     2001        2000        1999        1998
                           -------  -------     -------     -------     -------
Net asset value,
  beginning of year......  $10.71   $10.50      $10.00      $10.66       $10.51
                           ------   ------      ------      ------      -------
INVESTMENT OPERATIONS:
Net investment income....    0.46     0.47        0.51        0.49         0.53
Net realized and
  unrealized gain (loss)
  on investments.........    0.55     0.21        0.50       (0.66)        0.31
                           ------   ------      ------      ------      -------
  Total income (loss)
    from investment
    operations...........    1.01     0.68        1.01       (0.17)        0.84
                           ------   ------      ------      ------      -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....   (0.46)   (0.47)      (0.51)      (0.49)       (0.53)
Net realized gains.......   (0.05)      --          --          --        (0.16)
                           ------   ------      ------      ------      -------
  Total dividends and
    distributions to
    shareholders.........   (0.51)   (0.47)      (0.51)      (0.49)       (0.69)
                           ------   ------      ------      ------      -------
Net asset value, end of
  year...................  $11.21   $10.71      $10.50      $10.00       $10.66
                           ======   ======      ======      ======      =======
TOTAL RETURN (1).........     9.7%     6.6%       10.4%       (1.6)%        8.1%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $9,163   $9,028      $9,436      $9,830      $10,542
Ratio of expenses to
  average net
  assets (2).............    0.97%    1.00%(3)    1.01%(3)    0.95%        1.00%(3)
Ratio of net investment
  income to average net
  assets.................    3.88%    4.40%(3)    5.04%(3)    4.78%        4.96%(3)
Portfolio Turnover.......      68%      60%         35%         69%          80%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).
(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.05% and 4.35%, respectively, for the year ended December 31, 2001, 1.11% and 4.94%, respectively, for the year ended December 31, 2000, and 1.19% and 4.77%, respectively, for the year ended December 31, 1998.

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone:  1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Small Cap Portfolio

Managed Portfolio

U.S. Government Income Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolio (the "Portfolio"):

                   OpCap Equity Portfolio ("Equity Portfolio")


Shares of the Portfolio are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of the Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                    PAGE
Risk/Return Summary                                                   3

Principal Investment Strategies                                       5

Risks                                                                 6

Investment Policies                                                   7

Fund Management                                                       9

Share Price                                                          10

Distributions and Taxes                                              10

Financial Highlights                                                 11

                               RISK/RETURN SUMMARY

INVESTMENT GOALS     Equity Portfolio          Long term capital appreciation

PRINCIPAL INVESTMENT
STRATEGIES
                           - The Equity Portfolio invests at least 80% of its
                             net assets, plus the amount of any borrowings for investment purposes, in equity securities that the investment adviser believes are undervalued in the marketplace.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to the Portfolio.

                           For equity investments, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                           When selecting equity securities, OpCap Advisors believes there are two major components of value.

                           - A company's ability to generate earnings that
                             contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                           - Price - OpCap Advisors looks for companies with a
                             market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                           OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                           - Financial statements
                           - Market share analysis
                           - Unit volume growth
                           - Barriers to entry
                           - Pricing policies
                           - Management record.

                           OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                           - substantial and growing discretionary cash flow
                           - strong shareholder value-oriented management
                           - valuable consumer or commercial franchises
                           - high returns on capital
                           - favorable price to intrinsic value relationship.

                           In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                           There can be no assurance that OpCap Advisors will achieve its goals.

PRINCIPAL RISKS            Since the Portfolio invests in equity securities, you
                           could lose money or the Portfolio could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., value)
                             falls out of favor
                           - The Portfolio's investment sector declines or
                             becomes less liquid
                           - The market does not recognize the stocks as being
                             undervalued.

                           Since the Portfolio invests in debt securities, you could lose money or the Portfolio could underperform other investments if any of the following events occur:

                           - Interest rates rise and the bond market declines
                           - Bond issuers cannot meet their obligations
                           - As a result of pre-payments, the Portfolio may have
                             to reinvest at lower rates.

BAR CHART &       The chart below provides some indication of the risks of
PERFORMANCE       investing in the Portfolio by showing changes in the
TABLE             performance of the Portfolio's shares from year to year over the past 10 years and by showing the highest and lowest quarterly return during the same period.

                  The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The Portfolio's performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

EQUITY PORTFOLIO

1993          7.85%
1994          3.81%
1995         38.85%
1996         23.36%
1997         26.63%
1998         11.86%
1999          2.54%
2000          9.91%
2001         (7.02)%
2002         (21.41)%

During the periods shown in the bar chart, the highest quarterly return was 13.20% (for the quarter ended 6/30/97) and the lowest quarterly return was (20.84)% (for the quarter ended 9/30/02).

The following table shows the average annual returns for the Portfolio. The table gives some indication of the risks of the Portfolio by comparing the performance of the Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                         1 YEAR    5 YEARS    10 YEARS
                                         ------    -------    --------
Equity Portfolio+                         (21.4)%     (1.6)%       8.4%
S&P 500                                   (22.1)%     (0.6)%       9.3%

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for the Equity Portfolio reflect the performance of the corresponding Portfolio of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         PRINCIPAL INVESTMENT STRATEGIES

EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that OpCap Advisors believes are undervalued in the marketplace. Under normal conditions, the Portfolio will invest in equity securities listed on the New York Stock Exchange and on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Equity investors should have a long term investment horizon and should be prepared for the ups and downs of the stock markets.

                                      RISKS

Q    What are the principal risks of investing in the Portfolios?

A The Portfolio invests principally in equity securities. Equity securities may be affected by the following:

     STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

     Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

     SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

     SECTOR RISK - OpCap Advisors selects securities for the Portfolio based on the investment merits of a particular issue, rather than the business sector.

     INVESTMENT STYLES - Value stocks may be out of favor for a period of time. This investment style can produce poor returns for a period of time.

     FOREIGN EXPOSURE - When selecting foreign securities for the Portfolio, OpCap Advisors uses approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

     - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

     - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

     - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

     - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

     - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

     - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolio presently intends to limit investment in emerging markets to no more than 5% of its total assets.

To the extent that the Portfolio invests in debt securities, the Portfolio is exposed to these risks:

     - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

     - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

     - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

                               INVESTMENT POLICIES

Q    Can the Portfolio change its investment objective and investment policies?

A Fundamental policies of the Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. The Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolio use derivative instruments?

A    Yes. The Portfolio may purchase and sell derivative instruments, including:

     -    futures contracts
     -    options on futures contracts
     -    forward foreign currency contracts
     -    covered calls written on individual securities

     -    uncovered calls and puts
     -    options on stock indices
     -    swaps.

     The Portfolio does not expect to use derivative instruments significantly, if at all.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of the Portfolio if:

     -    Its investment adviser uses a derivative instrument at the wrong time
     - The prices of the Portfolio's futures or options positions are not correlated with its other investments
     - The Portfolio cannot close out a position because of an illiquid market.

Q    Does the Portfolio expect to engage in short-term trading?

A The Portfolio does not expect to engage in frequent short-term trading. The Financial Highlights table in this prospectus show the turnover rates for the Portfolio during prior fiscal years.

Q    Can the Portfolio vary from its investment goals?

A Under unusual market conditions or, when the Portfolio's investment adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that the Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of the Portfolio (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services.

The Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. The Portfolio paid OpCap Advisors the following fee as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

     Equity Portfolio                                     0.80%

Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of the Portfolio do not exceed 1.00% (net of any expense offset) of its respective average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets of the Portfolio, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million.

PORTFOLIO MANAGER

[PHOTO OF JOHN LINDENTHAL]

John Lindenthal, Managing Director and senior equity portfolio manager and analyst at Oppenheimer Capital, is the portfolio manager of the Equity Portfolio. He brings over 30 years of investment experience to his current position. Mr. Lindenthal joined Oppenheimer Capital in 1979 from Bank of America where he was a senior portfolio manager responsible primarily for pension assets. Mr. Lindenthal graduated from the University of Santa Clara in California with a BS in Economics and an MBA in Finance.

                                   SHARE PRICE

The Fund calculates the Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                        TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = --------------------------------------------------------
                                 NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value the Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolio does not price its shares so the net asset value of the Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

The Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in the Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolio's financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                           YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------
                             2002        2001        2000        1999        1998
                           --------    --------    --------    --------    --------
Net asset value,
  beginning of year......   $33.12      $36.09      $37.56      $38.70      $36.52
                           -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
Net investment income....     0.36        0.24        0.25        0.25        0.39
Net realized and
  unrealized gain (loss)
  on investments.........    (7.38)      (2.75)       2.39        0.62        3.84
                           -------     -------     -------     -------     -------
  Total income (loss)
    from investment
    operations...........    (7.02)      (2.51)       2.64        0.87        4.23
                           -------     -------     -------     -------     -------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income....    (0.25)      (0.24)      (0.30)      (0.36)      (0.39)
Net realized gains.......    (0.22)      (0.22)      (3.81)      (1.65)      (1.66)
                           -------     -------     -------     -------     -------
  Total dividends and
    distributions to
    shareholders.........    (0.47)      (0.46)      (4.11)      (2.01)      (2.05)
                           -------     -------     -------     -------     -------
Net asset value, end of
  year...................   $25.63      $33.12      $36.09      $37.56      $38.70
                           =======     =======     =======     =======     =======

TOTAL RETURN (1).........    (21.4)%      (7.0)%       9.9%        2.5%       11.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's)................  $35,915     $78,781     $88,613     $70,512     $48,711
Ratio of expenses to
  average net assets
  (2)....................     0.96%       0.93%       0.95%       0.91%       0.94%
Ratio of net investment
  income to average net
  assets.................     0.89%       0.68%       0.78%       0.86%       1.36%
Portfolio Turnover.......       21%         22%         58%         84%         29%

------------------------

(1)  Assumes reinvestment of all dividends and distributions.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

For investors who want more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolio at 1-800-700-8258.

You can review and copy the Portfolio's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone:  1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Equity Portfolio

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolio (the "Portfolio"):

    PEA Science and Technology Portfolio ("Science and Technology Portfolio")


Shares of the Portfolio are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of the Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                    PAGE
                                                                    ----
Risk/Return Summary                                                   3

Principal Investment Strategies                                       5

Risks                                                                 5

Investment Policies                                                   7

Fund Management                                                       8

Share Price                                                           9

Distributions and Taxes                                               9

Financial Highlights                                                 10

                               RISK/RETURN SUMMARY

INVESTMENT GOALS     Science and Technology Portfolio     Capital appreciation


PRINCIPAL INVESTMENT
STRATEGIES                 - The Science and Technology Portfolio invests at
                             least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies which use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies.

INVESTMENT
PHILOSOPHY                 OpCap Advisors LLC ("OpCap Advisors") is the
                           investment adviser to all of the Portfolios. OpCap
                           Advisors has retained PIMCO Equity Advisors LLC
                           ("PIMCO Equity Advisors") as sub-adviser to the Portfolio.

                           PIMCO Equity Advisors' investment philosophy generally focuses on the wealth-creating characteristics of a growing business. By combining the characteristics of growth, quality, and time, its investment process seeks to capture the powerful compounding effect of a growing enterprise. PIMCO Equity Advisors seeks to invest in superior companies and then monitor accounts to ensure that it maintains a portfolio of the highest quality companies available. The investment process includes the review of quantitative and qualitative criteria. PIMCO Equity Advisors aims to significantly outperform the relevant market index over the long term and to control risk relative to the market. There can be no assurance that it will achieve these goals.

PRINCIPAL RISKS            Since the Portfolio invests in equity securities, you
                           could lose money or the Portfolio could underperform other investments if any of the following happens:

                           - The stock market goes down
                           - The Portfolio's investment style (i.e., growth)
                             falls out of favor
                           - The Portfolio's investment sector (i.e.,
                             technology, which generally is more volatile than U.S. large cap securities) declines or becomes less liquid
                           - The stocks selected for growth potential do not
                             achieve such growth.

BAR CHART &                The chart below provides some indication of the risks
PERFORMANCE                of investing in the Portfolio by showing changes in
TABLE                      the performance of the Portfolio's shares from year
                           to year for each full calendar year during the life of the Portfolio and by showing the highest and lowest quarterly return during the same period for the Portfolio.

                           The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The Portfolio's performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

SCIENCE & TECHNOLOGY

2001         (60.79)%
2002         (49.58)%

During the period shown in the bar chart, the highest quarterly return was 53.55% (for the quarter ended 12/31/01) and the lowest quarterly return was (50.48)% (for the quarter ended 9/30/01).

The following table shows the average annual returns for the Portfolio. The table gives some indication of the risks of the Portfolio by comparing the performance of the Portfolio with a broad measure of market performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                         1 YEAR    5 YEARS    10 YEARS
                                         ------    -------    --------
Science and Technology Portfolio          (49.6)%    (54.1)%*      N/A
Nasdaq Composite                          (31.5)%    (33.5)%*      N/A
*since inception: 4/12/00

                         PRINCIPAL INVESTMENT STRATEGIES

SCIENCE AND TECHNOLOGY PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Capital appreciation.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies which PIMCO Equity Advisors believes use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. Although the Portfolio emphasizes technology companies, it is not required to invest exclusively in companies in a particular business sector. The Portfolio is concentrated, investing in approximately 25 mid and large cap stocks. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for technology companies may result from the competitive strategic advantages associated with the use and service of innovative technologies as well as from the successful development and sale of those technologies.

                                      RISKS

Q    What are the principal risks of investing in the Portfolio?

A The Portfolio invests principally in equity securities. Equity securities may be affected by the following:

     STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

     Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

     SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

     SECTOR RISK - The Portfolio will invest primarily in technology related companies. Companies dependent on new technology and innovative products are more volatile than well established, older companies.

     INVESTMENT STYLES - Growth stocks may be out of favor for a period of time. This investment style can produce poor returns for a period of time.

     FOREIGN EXPOSURE - When selecting foreign securities for the Portfolio, PIMCO Equity Advisors use approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities.

     - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

     - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

     - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

     - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

     - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

     - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolio presently intends to limit investment in emerging markets to no more than 5% of its total assets.

To the extent that the Portfolio invests in debt securities, the Portfolio is exposed to these risks:

     - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

     - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

     - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

                               INVESTMENT POLICIES

Q    Can the Portfolio change its investment objective and investment policies?

A Fundamental policies of the Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. The Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A    Yes. The Portfolio may purchase and sell derivative instruments, including:

     -    futures contracts
     -    options on futures contracts
     -    forward foreign currency contracts
     -    covered calls written on individual securities
     -    uncovered calls and puts
     -    options on stock indices - swaps.

     The Portfolio will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet its investment objectives.

Q    What are the risks of derivative instruments?

A    Derivative instruments can reduce the return of the Portfolio if:

     -    Its investment adviser uses a derivative instrument at the wrong time
     - The prices of the Portfolio's futures or options positions are not correlated with its other investments
     - The Portfolio cannot close out a position because of an illiquid market.

Q    Does the Portfolio expect to engage in short-term trading?

A The Portfolio does not expect to engage in frequent short-term trading. The Financial Highlights table in this prospectus show the turnover rates for the Portfolio during prior fiscal years.

Q    Can the Portfolios vary from its investment goals?

A Under unusual market conditions or, when the Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that the Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO Equity Advisors is responsible for the day-to-day management of the Portfolio.

The Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. OpCap Advisors has retained PIMCO Equity Advisors as sub-adviser. OpCap Advisors (and not the Fund) pays a portion of the advisory fees it receives to PIMCO Equity Advisors in return for its services. The Portfolio paid OpCap Advisors the following fee as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

     Science and Technology Portfolio                     0.00%*

* Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of the Portfolio do not exceed 1.00% (net of any expense offset) of its respective average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets of the Portfolio, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million.

OpCap Advisors will pay PIMCO Equity Advisors fees at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% of assets in excess of $800 million with respect to the Portfolio for investment advisory services PIMCO Equity Advisors renders.

PIMCO EQUITY ADVISORS LLC

Founded in 1999, PIMCO Equity Advisors LLC has over $7.2 billion of assets under management as of December 31, 2002. PIMCO Equity Advisors is an independent investment advisor providing equity portfolio management expertise to employee benefit accounts (public, corporate and Taft-Hartley), endowments, foundations and investment companies. PIMCO Equity Advisors has its principal offices at 1345 Avenue of the Americas, New York, NY 10105.

PORTFOLIO MANAGER

[PHOTO OF DENNIS MCKECHINE]

Dennis McKechnie, a Certified Financial Analyst, is a Managing Director of PIMCO Equity Advisors. Mr. McKechnie is the manager of the Science and Technology Portfolio and joined PIMCO Equity Advisors in January 1999. He has eight years of investment management experience as the Vice President for Columbus Circle Investors from April 1991 to January 1999. Mr. McKechnie has a BS in Electrical Engineering from Purdue University and an MBA from Columbus Business School.

                                   SHARE PRICE

The Fund calculates the Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                        TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = --------------------------------------------------------
                                  NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value the Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolio does not price its shares so the net asset value of the Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

The Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in the Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolio's financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                        YEAR ENDED         FOR THE PERIOD
                                       DECEMBER 31,       APRIL 12, 2000*
                                     ----------------         THROUGH
                                      2002      2001     DECEMBER 31, 2000
                                     ------    ------    ------------------
Net asset value, beginning of
  period...........................   $2.38     $6.07          $10.00
                                     ------    ------          ------
INVESTMENT OPERATIONS:
Net investment loss................   (0.01)    (0.02)          (0.03)
Net realized and unrealized loss on
  investments......................   (1.17)    (3.67)          (3.90)
                                     ------    ------          ------
  Total loss from investment
    operations.....................   (1.18)    (3.69)          (3.93)
                                     ------    ------          ------
Net asset value, end of year.......   $1.20     $2.38           $6.07
                                     ======    ======          ======

TOTAL RETURN (1)...................   (49.6)%   (60.8)%         (39.3)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)....  $1,452    $1,033          $1,822
Ratio of expenses to average net
  assets (2)(3)....................    1.08%     1.05%           1.04%(4)
Ratio of net investment loss to
  average net assets (3)...........   (0.84)%   (0.77)%         (0.39)%(4)
Portfolio Turnover.................     134%      104%             79%

------------------------

*    Commencement of operations.
(1)  Total return for a period of less than one year is not annualized.
(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion of its fees and/or assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 2.88% and (2.63)%, respectively, for the year ended December 31, 2002, 3.22% and (2.94)%, respectively, for the year ended December 31, 2001, and 1.82% (annualized) and (1.17)% (annualized), respectively, for the period ended December 31, 2000.
(4)  Annualized.

For investors who want more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolio at 1-800-700-8258.

You can review and copy the Portfolio's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone:  1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Science and Technology Portfolio

                       Statement of Additional Information

PIMCO ADVISORS VIT (formerly OCC Accumulation Trust)

PEA Large Cap Growth Portfolio ("Large Cap Growth Portfolio")
PEA Renaissance Portfolio ("Renaissance Portfolio", formerly PIMCO Renaissance
  Portfolio)
PEA Science and Technology Portfolio ("Science and Technology Portfolio")
PEA Small Cap Growth Portfolio ("Small Cap Growth Portfolio")
OpCap Balanced Portfolio ("Balanced Portfolio")
OpCap Equity Portfolio ("Equity Portfolio")
OpCap Global Equity Portfolio ("Global Equity Portfolio")
OpCap Managed Portfolio ("Managed Portfolio")
OpCap Mid Cap Portfolio ("Mid Cap Portfolio")
OpCap Small Cap Portfolio ("Small Cap Portfolio")
OpCap U.S. Government Income Portfolio ("U.S. Government Income Portfolio")

1345 Avenue of the Americas
New York, NY  10105-4800


     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. Investors should understand that this Additional Statement should be read in conjunction with the Prospectus dated May 1, 2003 (the "Prospectus") of PIMCO Advisors VIT (the "Fund"). Contractowners can obtain copies of the Prospectus by written request to the life insurance company who issued the Contract at the address delineated in the Variable Account Prospectus or by calling the life insurance company who issued the Contract at the telephone number listed in the Variable Account Prospectus.

      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2003.

                                TABLE OF CONTENTS

                                                                    PAGE
Investment of Assets                                                  3

Investment Restrictions                                              21

Trustees and Officers                                                24

Control Persons                                                      33

Investment Management and Other Services                             38

Determination of Net Asset Value                                     42

Dividends, Distribution and Taxes                                    43

Portfolio Yield and Total Return Information                         44

Financial Statements                                                 46

Additional Information                                               47

                              INVESTMENT OF ASSETS

     In addition to the principal investment strategy of each of the eleven portfolios of the Fund ("Portfolios") discussed in the Prospectus, each Portfolio may engage in other types of investment strategies as further described in the descriptions below. Each Portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or specifically by the Portfolio's own investment restrictions. Portfolios that anticipate committing 5% or more of their net assets to a particular type of investment strategy or instrument are specifically referred to in the descriptions below of such investment strategy or instrument.

     OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES. Certain obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). In addition to securities issued by the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), another type of mortgage-backed security is the CMO, which is secured by groups of individual mortgages but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, and which may affect the market value of the obligations. A public market for a particular CMO may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations. Investments will only be made in CMOs which are of high quality, as determined by the Board of Trustees.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). Each of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may invest in CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional, loan or sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

     STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). Each of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may invest in SMBS. SMBS are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of the other class may receive all of the principal payments. SMBS are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBS is not as fully developed as other markets; SMBS therefore may be illiquid.

     ASSET-BACKED SECURITIES ("ABS"). Each of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may invest in asset-backed securities. Asset-backed securities may be structured as undivided fractional ownership interests in an underlying pool of assets or as debt instruments issued by a special purpose entity organized solely for the purpose of owning these assets and issuing such debt. Examples of assets used to back asset-backed securities include motor vehicle installment sales contracts, installment loans secured by motor vehicles, receivables representing amounts owed by businesses to vendors or other trade creditors and receivables from revolving credit (credit card) agreements.

     Asset-backed securities present certain risks. Some asset-backed securities may be subject to the prepayment and extension risks. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Trade receivables may also be unsecured.

     Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of automobile receivables may not have a proper security interest in all of the obligations backing these receivables. Therefore, it is possible that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Other types of asset-backed securities will be subject to the risks associated with the underlying assets. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying assets are not realized.

     COLLATERALIZED DEBT OBLIGATIONS. The Portfolios may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds' prospectuses (E.G., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES. The Portfolios may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investments in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in the Prospectus.

     The commercial paper obligations which the Portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. The Portfolios have no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, OpCap Advisors LLC ("OpCap Advisors" or "Investment Adviser") or if delegated to a sub-adviser, will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. The Portfolios will not invest more than 5% of their total assets in variable rate notes. Variable rate notes are subject to the Portfolios' investment restrictions on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

     INSURED BANK OBLIGATIONS. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Portfolios may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal amount and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus for each Portfolio unless such obligations are fully payable (principal amount plus accrued interest) on demand or within seven days after demand.

     MUNICIPAL BONDS. The Portfolios may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Specifically, California and New York Municipal Bonds generally are issued by or on behalf of the States of California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds that are purchased may include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing tax power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues.

     LOWER RATED BONDS. Each Portfolio (except the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios) may invest up to 5% of its assets in bonds rated below Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Rating Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff"). These securities are commonly known as "high yield securities." The Balanced Portfolio may invest up to 25% of its assets in high yield securities. Securities rated less than Baa by Moody's or BBB- by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. It is the Fund's policy not to rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Investment Adviser's or a sub-adviser's own independent and ongoing review of credit quality. High yield securities may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for high yield securities may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, high yield securities prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, a Portfolio may find it difficult to value its high yield securities accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its high yield securities investments accurately and rely more heavily on the judgment of the Fund's Board of Trustees. Prices for high yield securities also may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, may depress the prices of outstanding high yield securities.

     DOLLAR ROLLS. The U.S. Government Income and Managed Portfolio may enter into dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as interest earned on the cash proceeds of the initial sale.

     The Portfolio will establish a segregated account with the Fund's custodian bank in which the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of dollar rolls. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase may decline below the repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

     Dollar rolls are considered borrowings by the Portfolio. Under the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), the Portfolio is required to maintain an asset coverage (including the proceeds of borrowings) of at least 300% of all borrowings.

     PORTFOLIO SECURITIES LOANS. The Fund on behalf of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may lend portfolio securities to unaffiliated brokers, dealers and financial institutions, provided that the borrower must deposit with the Portfolio collateral, in the form of cash, equal to at least 100% of the market value of the loaned securities, marked to market daily. While the securities are on loan, the borrower must pay the Portfolio any income accruing thereon. The borrower also compensates the Portfolio by paying a loan fee or by allowing the Portfolio to retain any income earned on the investment of the cash collateral in portfolio securities. Although investment of the collateral may increase the Portfolio's potential return, it will also increase the Portfolio's potential for loss.

     A Portfolio normally will lend securities subject to termination by the Portfolio in the normal settlement time or by the borrower on one day's notice. The borrower must return the securities, and the Portfolio must return the collateral, when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan is borne by the Portfolio and its shareholders, except that gains cannot be realized if the borrower defaults on its obligation to return the borrowed securities. The Portfolio may pay reasonable finders', administrative and custodial fees in connection with a loan of securities. The Renaissance Portfolio does not currently intend to lend more than 25% of its total assets. This policy is not fundamental.

     REPURCHASE AGREEMENTS. The Fund on behalf of a Portfolio may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Portfolio's purchase price, with the difference being income to the Portfolio. The counterparty's obligations under the repurchase agreement are collateralized with U.S. government securities with a market value of not less than 100% of the counterparty's obligations, valued daily. Collateral is held by the Fund's custodian for the benefit of the Portfolio.

     Repurchase agreements afford a Portfolio an opportunity to earn income on temporarily available cash at low risk. If bankruptcy or insolvency proceedings are commenced with respect to the counterparty before repurchase of the security under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the security, the Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     To minimize the risk of counterparty default, the investment adviser reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the Fund.

     REVERSE REPURCHASE AGREEMENTS. The Fund on behalf of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may enter into reverse repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Reverse repurchase agreements are arrangements under which a Portfolio sells securities and agrees to repurchase the securities within a specific time and at a specified price. The repurchase price is generally higher than the Portfolio's sale price, with the difference representing the cost to the Portfolio of borrowing the cash received on the sale. Reverse repurchase agreements involve the risk that the market value of the securities which the Portfolio is obligated to repurchase may decline below the repurchase price or that the counterparty may default on its obligation to resell the securities. Reverse repurchase agreements are considered to be a form of, and are subject to the Fund's restrictions on, borrowing.

     HEDGING. As stated in the Prospectus, the Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Global Equity, Managed, Balanced, Mid Cap, Small Cap and Equity Portfolios may engage in options and futures. Information about the options and futures transactions these Portfolios may enter into is set forth below.

     FINANCIAL FUTURES CONTRACTS. No price is paid or received upon the purchase of a financial future. Upon entering into a futures transaction, a Portfolio will be required to deposit an initial margin payment equal to a specified percentage of the contract value. Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures commission merchant's name; however the futures commission merchant can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent payments, called variation margin, will be made to or from the futures commission merchant on a daily basis. Prior to expiration of the future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. Although financial futures by their terms call for the actual delivery or acquisition of the specified security, in most cases the obligation is fulfilled by closing out the position. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded. The Renaissance, Managed, Mid Cap, Large Cap Growth, Small Cap Growth, Science and Technology and Global Equity Portfolio may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on common stocks, such underlying fixed-income securities as U.S. Treasury bonds, notes, and bills and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency" futures) and on such indices of U.S. or foreign equity and fixed-income securities as may exist or come into being, such as the Standard & Poor's ("S&P") 500 Index or the Financial Times Equity Index ("index" futures). At present, no Portfolio intends to enter into financial futures and options on such futures if after any such purchase, the sum of initial margin deposits on futures and premiums paid on futures options would exceed 5% of the Portfolio's total assets. This limitation is not a fundamental policy.

     INFORMATION ON PUTS AND CALLS. The Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Mid Cap, Balanced, Managed, Small Cap and Equity Portfolios may write calls on individual securities. The Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Mid Cap, Managed, Balanced and Global Equity Portfolios are authorized to write covered put and call options and purchase put and call options on the securities in which they may invest. When a Portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying securities) regardless of market price changes during the call period. If the call is exercised, the Portfolio forgoes any possible profit from an increase in market price over the exercise price. A Portfolio may, in the case of listed options, purchase calls in "closing purchase transactions" to terminate a call obligation. A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. If, due to a lack of a market, a Portfolio could not effect a closing purchase transaction, it would have to hold the callable securities until the call lapsed or was exercised. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC") in connection with listed calls, as to the securities on which the Portfolio has written calls, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Portfolio's entering into a closing purchase transaction.

     When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period (or on a certain date for OTC options) at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the call price plus the transaction costs and the premium paid for the call and the call is exercised. If a call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to purchase the underlying investment.

     With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. If a transacting dealer fails to make delivery on the securities underlying an option it has written, in accordance with the terms of that option as written, a Portfolio could lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. In the event that any OTC option transaction is not subject to a forward price at which the Portfolio has the absolute right to repurchase the OTC option which it has sold, the value of the OTC option purchased and of the Portfolio assets used to "cover" the OTC option will be considered "illiquid securities" and will be subject to the 15% limit on illiquid securities. The "formula" on which the forward price will be based may vary among contracts with different primary dealers, but it will be based on a multiple of the premium received by the Portfolio for writing the option plus the amount, if any, of the option's intrinsic value, i.e., current market value of the underlying securities minus the option's strike price.

     A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period (or on a certain date for OTC options). The investment characteristics of writing a put covered by segregated liquid assets equal to the exercise price of the put are similar to those of writing a covered call. The premium received on a put written by a Portfolio represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Portfolio (as writer) realizes a gain in the amount of the premium. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Portfolio may incur a loss upon disposition, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     When writing put options, to secure its obligation to pay for the underlying security, the Fund, on behalf of a Portfolio, will maintain in a segregated account at its Custodian liquid assets with a value equal to at least the exercise price of the option. As a result, the Portfolio forgoes the opportunity of trading the segregated assets or writing calls against those assets. As long as the Portfolio's obligation as a put writer continues, the Portfolio may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Portfolio to purchase the underlying security at the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon the earlier of the expiration of the put, or the consummation by the Portfolio of a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put to it. Furthermore, effecting such a closing purchase transaction will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment at a fixed exercise price to a seller of a corresponding put on the same investment during the put period if it is a listed option (or on a certain date if it is an OTC option). Buying a put on securities or futures held by it permits a Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. In the event of a decline in the market, the Portfolio could exercise, or sell the put option at a profit that would offset some or all of its loss on the Portfolio securities. If the market price of the underlying investment is above the exercise price and as a result, the put is not exercised, the put will become worthless at its expiration date and the purchasing Portfolio will lose the premium paid and the right to sell the underlying securities; the put may, however, be sold prior to expiration (whether or not at a profit). Purchasing a put on futures or securities not held by it permits a Portfolio to protect its securities holdings against a decline in the market to the extent that the prices of the future or securities underlying the put move in a similar pattern to the prices of a portfolio's securities.

     An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio 's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by a Portfolio may cause the Portfolio to sell its securities to cover the call, thus increasing its turnover rate in a manner beyond the Portfolio's control. The exercise of puts on securities or futures will increase Portfolio turnover. Although such exercise is within the Portfolio's control, holding a put might cause a Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. A Portfolio will pay a brokerage commission every time it purchases or sells a put or a call or purchases or sells a related investment in connection with the exercise of a put or a call.

     OPTIONS ON FUTURES. The Renaissance, Large Cap Growth, Small Cap Growth, Science and

Technology, Global Equity, Balanced, Managed, Mid Cap, Small Cap and Equity Portfolios may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     The Portfolios may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against an anticipated increase in securities prices.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options may to some extent be reduced or increased by changes in the value of its securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on securities. For example, a Portfolio may purchase a put option on a futures contract to hedge the Portfolio's holdings against the risk of a decline in securities prices.

     The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     STOCK INDEX FUTURES AND RELATED OPTIONS. Unlike when the Portfolio purchases or sells a security, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Instead, the Portfolio will be required to deposit with its broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This is known as initial margin. Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. In addition, because under current futures industry practice daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Portfolio may be required to make additional payments during the term of the contract to its broker. Such payments would be required where during the term of a stock index futures contract purchased by the Portfolio, the price of the underlying stock index declined, thereby making the Portfolio's position less valuable. In all instances involving the purchase of stock index futures contracts by the Portfolio resulting in a net long position, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian, for the benefit of the Portfolio, to collateralize the position and thereby insure that the use of such futures is unleveraged. At any time prior to the expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position which will operate to terminate the Portfolio's position in the futures contract.

     There are several risks in connection with the use of stock index futures in the Portfolio as a hedging device. One risk arises because of the imperfect correlation between the price of the stock index future and the price of the securities which are the subject of the hedge. This risk of imperfect correlation increases as the composition of the Portfolio's holdings diverges from the securities included in the applicable stock index. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction this advantage will be partially offset by the future. If the price of the futures moves more than the price of the stock the Portfolio will experience a loss or a gain on the future which will not be completely offset by movement in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Portfolio may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index. It is possible that where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the Portfolio's securities may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in the value of its securities. While this should occur, if at all, for a very brief period or to a very small degree, the Investment Adviser or a sub-adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based. It is also possible that if the Portfolio hedges against the possibility of a decline in the market adversely affecting stocks it holds and stock prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its stock which it had hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may also have to sell securities at a time when it may be disadvantageous to do so.

     Where futures are purchased to hedge against a possible increase in the price of stocks before the Portfolio is able to invest its cash (or cash equivalents) in stock (or options) in an orderly fashion, it is possible the market may decline instead. If the Portfolio then concluded to not invest in stock or options at the time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index futures, the value of stock index futures contracts as a hedging device may be reduced.

     Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance. Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, as with stock options, there is no assurance that a liquid secondary market or an exchange or board of trade will exist for any particular contract or at any particular time. In such event it may not be possible to close a futures position and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge a portfolio's securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     In addition, if the Portfolios have insufficient cash they may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it is disadvantageous to do so.

     DERIVATIVES. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund (to the extent a Portfolio may invest in derivatives) will typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Portfolio will succeed.

     The Fund may enter into swap agreements with respect to interest rates and indexes of securities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the portfolio manager to forecast interest rates and other economic factors correctly. If the portfolio manager incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolio could be exposed to the risk of loss.

     The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the portfolio manager incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

     SWAP AGREEMENTS. The Fund (to the extent a Portfolio is permitted to invest in swaps) may enter into interest rate, index, credit and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements and options on swap agreements ("swap options"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the portfolio manager in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the portfolio manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

     For purposes of applying the Fund's investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the Fund at market value. In the case of a credit default swap sold by a Fund (I.E., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

     REGULATORY ASPECTS OF HEDGING INSTRUMENTS. Transactions in options by a Portfolio are subject to limitations established (and changed from time to time) by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which a portfolio may write or hold may be affected by options written or held by other investment companies and discretionary accounts of the Investment Adviser or a sub-adviser, including other investment companies having the same or an affiliated investment adviser. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Due to requirements under the 1940 Act, when a Portfolio sells a future, the Fund, on behalf of the Portfolio, will maintain in a segregated account or accounts with its custodian bank, cash or readily marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of such future, less the margin deposit applicable to it.

     The Fund and each Portfolio must operate within certain restrictions as to its positions in futures and options thereon under a rule ("CFTC Rule") adopted by the Commodity Futures Trading Commission ("CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund and each Portfolio from registration with the CFTC as a "commodity pool operator" (as defined under the CEA). Under those restrictions, a Portfolio may not enter into any financial futures or options contract unless such transactions are for bona fide hedging purposes, or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of its assets. Each Portfolio may use futures and options thereon for bona fide hedging or for other purposes within the meaning and intent of the applicable provisions of the CEA.

     TAX ASPECTS OF HEDGING INSTRUMENTS. Each Portfolio in the Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code. One of the tests for such qualification is that at least 90% of its gross income must be derived from dividends, interest and gains from the sale or other disposition of securities. In connection with the 90% test, amendments to the Internal Revenue Code specify that income from hedging options, futures and other gains derived from hedging investments in securities is qualifying income under the 90% test.

     Regulated futures contracts, options on broad-based stock indices, options on stock index futures, certain other futures contracts and options thereon (collectively, "Section 1256 contracts") held by a portfolio at the end of each taxable year may be required to be "marked-to-market" for federal income tax purposes (that is, treated as having been sold at that time at market value). Any unrealized gain or loss taxed pursuant to this rule will be added to realized gains or losses recognized on Section 1256 contracts sold by a portfolio during the year, and the resulting gain or loss will be deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Portfolio may elect to exclude certain transactions from the mark-to-market rule although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed annually to meet income distribution requirements, currently at 98%, to avoid payment of federal excise tax.

     It should also be noted that under certain circumstances, the acquisition of positions in hedging instruments may result in the elimination or suspension of the holding period for tax purposes of other assets held by a portfolio with the result that the relative proportion of short-term capital gains (taxable as ordinary income) could increase.

     POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks with respect to futures and options discussed in the Prospectus and above, there is a risk in selling futures that the prices of futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Portfolio's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Moreover, if the Investment Adviser's or a sub-adviser's investment judgment about the general direction of securities prices is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into a Hedging Transaction.

     Also, when a Portfolio uses appropriate Hedging Instruments to establish a position in the market as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures or on a particular security, it is possible that the market may decline. If the Portfolio then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, it will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the securities purchased.

     INVESTMENT IN FOREIGN SECURITIES. As described in the Prospectus, the Global Equity Portfolio will, and the Equity, Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Balanced, Mid Cap, Small Cap and Managed Portfolios may purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American depositary receipts listed on a domestic securities exchange or traded in a domestic or foreign over-the-counter market. Except for the Renaissance, Large Cap Growth and Small Cap Growth Portfolios, there is no limit on the amount of such foreign securities that the Portfolios might acquire. Each of the Renaissance, Large Cap Growth and Small Cap Growth Portfolios may invest up to 15% of its assets in foreign securities, except that the Renaissance Portfolio can invest without limit in securities of foreign issuers that are traded in U.S. markets (including American Depository Receipts).

     The Portfolios will hold foreign currency in connection with the purchase or sale of securities on a foreign securities exchange. To the extent that foreign currency is so held, there may be a risk due to foreign currency exchange rate fluctuations. Such foreign currency and foreign securities will be held by the Fund's custodian bank, or by a foreign branch of a U.S. bank, acting as subcustodian, on behalf of the Portfolio. The custodian bank will hold such foreign securities pursuant to such arrangements as are permitted by applicable foreign and domestic law and custom.

     Investments in foreign companies involve certain considerations which are not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations (e.g., currency blockage). The Portfolios may bear a transaction charge in connection with the exchange of currency. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Most foreign stock markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of foreign stock exchanges, brokers, and listed companies than there is in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could adversely affect investment in securities of issuers located in those countries. Individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. If it should become necessary, the Portfolios would normally encounter greater difficulties in commencing a lawsuit against the issuer of a foreign security than it would against a United States issuer.

     INVESTMENTS IN EMERGING MARKETS. Emerging and developing markets abroad may offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. These countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in these countries. The Investment Adviser or a sub-adviser will consider these factors when evaluating securities in these markets.

     FOREIGN CURRENCY TRANSACTIONS. The Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Global Equity, Balanced, Equity, Mid Cap, Small Cap and Managed Portfolios do not intend to create exposure in foreign currency. When a Portfolio agrees to purchase or sell a security in a foreign market it will generally be obligated to pay or entitled to receive a specified amount of foreign currency and will then generally convert dollars to that currency in the case of a purchase or that currency to dollars in the case of a sale. The Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Global Equity, Balanced, Mid Cap, Equity, Small Cap and Managed Portfolios intend to conduct their foreign currency exchange transactions on a spot basis (i.e., cash) at the spot rate prevailing in the foreign currency exchange market or through entering into forward foreign currency contracts ("forward contracts") to purchase or sell foreign currencies. These Portfolios may enter into forward contracts in order to lock in the U.S. dollar amount they must pay or expect to receive for a security they have agreed to buy or sell or with respect to their positions when the Portfolios believe that a particular currency may change unfavorably compared to the U.S. dollar. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     The Fund's custodian bank will place cash, U.S. Government securities or debt securities in separate accounts of the Portfolios in an amount equal to the value of the Portfolios' total assets committed to the consummation of any such contract in such account and if the value of the securities placed in the separate accounts decline, additional cash or securities will be placed in the accounts on a daily basis so that the value of the accounts will equal the amount of the Portfolios' commitments with respect to such forward contracts. If, rather than cash, portfolio securities are used to secure such a forward contract, on the settlement of the forward contract for delivery by the Portfolios of a foreign currency, the Portfolios may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating them to purchase, on the same settlement date, the same amount of foreign currency.

     The Global Equity and Managed Portfolios may effect currency hedging transactions in foreign currency futures contracts, exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The use of forward futures or options contracts will not eliminate fluctuations in the underlying prices of the securities which the Global Equity and Managed Portfolios own or intend to purchase or sell. They simply establish a rate of exchange for a future point in time. Additionally, while these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, their use tends to limit any potential gain which might result from the increase in value of such currency. In addition, such transactions involve costs and may result in losses.

     Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

     Under Internal Revenue Code Section 988, special rules are provided for certain transactions in a currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Internal Revenue Code
Section 988. Also, certain foreign exchange gains or losses derived with respect to fixed-income securities are also subject to Section 988 treatment. In general, Internal Revenue Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if Internal Revenue Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary income distributions.

     FOREIGN CUSTODY. Rules adopted under the 1940 Act permit the Portfolios to maintain their securities and cash in the custody of certain eligible banks and securities depositories. The Portfolios' holdings of securities of issuers located outside of the U.S. will be held by the Fund's sub-custodians who will be approved by the Trustees or by the Trustees' delegate in accordance with such Rules. The Trustees or their delegate will determine that the Portfolios' assets will be subject to reasonable care, based on standards applicable to custodians in the relevant market, after considering all factors relevant to the safekeeping of such assets including but not limited to, the custodian's practices, procedures and internal controls; the custodian's general reputation; and whether the Portfolios will have jurisdiction against the custodian. However, no assurances can be given that the Trustees' or their delegates' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes (including currency blockage), confiscations or any other loss of assets that would affect assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from those or other similar events.

     CONVERTIBLE SECURITIES. As specified in the Prospectus, certain Portfolios may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios' objectives.

     FOREIGN AND DOMESTIC SECURITY SELECTION PROCESS. The allocation of assets between U.S. and foreign markets for the Global Equity Portfolio in particular, as well as all other Portfolios which invest in foreign securities in general, will vary from time to time as deemed appropriate by the Investment Adviser or a sub-adviser. It is a dynamic process based on an on-going analysis of economic and political conditions, the growth potential of the securities markets throughout the world, currency exchange considerations and the availability of attractively priced securities within the respective markets. In all markets, security selection is designed to reduce risk through a value oriented approach in which emphasis is placed on identifying well-managed companies which, in the case of the Global Equity Portfolio, represent exceptional values in terms of such factors as assets, earnings and growth potential.

     INVESTING IN SMALL AND MEDIUM CAPITALIZATION COMPANIES. Investing in the equity securities of small and medium capitalization companies involve additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may:

     -    Have more limited product lines and capital resources
     -    Have less established markets for their products
     - Have earnings that are more sensitive to changes in the economy, competition and technology
     -    Be more dependent upon key members of management.

     The market value of the common stock of small and medium capitalization companies may:

     - Be more volatile, particularly in response to company announcements or industry events
     -    Have less active trading markets
     - Be harder to sell at the time and prices that the adviser considers appropriate.

     WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES. The Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may purchase or sell securities in a transaction where the payment obligation and interest rate on the securities are fixed at the time the Portfolio enters into the commitment, but interest will not accrue to the Portfolio until delivery of and payment for the securities. Securities purchased or sold in this way, alternatively referred to as "when issued," "delayed delivery' or `forward commitment" securities, may have a market value on delivery which is less than the amount paid by the Portfolio. Although the Portfolio will only make commitments to purchase securities on a forward commitment basis with the intention of actually acquiring the securities, the Portfolio may sell the securities before the settlement date if deemed advisable by the adviser. Unless the Portfolio has entered into an offsetting agreement to sell the securities purchased on a forward commitment basis, it will maintain a segregated account consisting of cash or liquid securities with a value equal to the Portfolio's purchase commitment. The assets in this account must be adjusted daily to compensate for any decline in the value of the segregated assets.

     INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Portfolio also may purchase shares of investment companies or trusts which invest principally in securities in which the Portfolio is authorized to invest. The return on a Portfolio's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Portfolio's investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Portfolio will invest in an investment company only if it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. Under the 1940 Act, the Portfolios cannot invest more than 10% of their assets, respectively, in investment companies or more than 5% of their total assets, respectively, in the securities of any one investment company, nor may they own more than 3% of the outstanding voting securities of any such company, respectively, except that these limits do not apply if a Portfolio is acquiring securities of an investment company in the same group of investment companies, the Portfolio only invests in securities of other investment companies that are part of the same group, government securities and short-term paper; sales or distribution charges are charged only at one of the acquired or acquiring investment companies and the acquired company has a policy restricting it from investing in securities of other investment companies under these exceptions. To the extent a Portfolio invests in securities in bearer form it may be more difficult to recover securities in the event such securities are lost or stolen.

     PASSIVE FOREIGN INVESTMENT COMPANY INCOME. If a Portfolio invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Portfolio level which could not be eliminated by distributions to shareholders. Under the Taxpayer Relief Act of 1997, a mark-to-market regime was established that allows a regulated investment company ("RIC") to avoid most, if not all, of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on a Portfolio with respect to investments in PFIC's would be significant.

* With regard to the portion of the assets of the Managed Portfolio managed by PIMCO, for investments requiring the segregation of assets, rather than instructing the custodian to segregate assets, PIMCO earmarks segregated assets on the Fund's records.

                             INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Fund as fundamental policies which cannot be changed without the vote of a majority of the outstanding voting securities of that Portfolio. Such a majority is defined as the lesser of (a) 67% or more of the shares of the Portfolio present at the meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For the purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment, unless specifically stated otherwise; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio. Restrictions 1, 2, and 3 do not apply to U.S. Government securities. Restriction 1 does not apply to the Renaissance Portfolio.

     ADDITIONAL RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS, EXCEPT AS SPECIFICALLY NOTED ABOVE. Each Portfolio of the Fund may not:

     1. Invest more than 5 percent of the value of its total assets in the securities of any one issuer, or purchase more than 10 percent of the voting securities, or more than 10 percent of any class of security, of any issuer (for this purpose all outstanding debt securities of an issuer are considered as one class and all preferred stock of an issuer are considered as one class).

     2. Concentrate its investments in any particular industry, but if deemed appropriate for attaining its investment objective, a Portfolio may invest up to 25 percent of its total assets (valued at the time of investment) in any one industry classification used by that Portfolio for investment purposes.

     3. Except for the Small Cap Growth and Science and Technology Portfolios, invest more than 5 percent of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation.

     4. Borrow money in excess of 10 percent of the value of its total assets. It may borrow only as a temporary measure for extraordinary or emergency purposes and will make no additional investments while such borrowings exceed 5 percent of the total assets. Such prohibition against borrowing does not prohibit escrow or other collateral or making arrangements in connection with the hedging instruments which a Portfolio is permitted to use by any of its other fundamental policies.

     5. Invest more than 15 percent of its assets in illiquid securities (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days.

     6. Make loans of money or securities, except (a) by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) by investing in repurchase agreements; or (c) by lending its portfolio securities, not in excess of 33% of the value of a Portfolio's total assets, made in accordance with guidelines adopted by the Fund's Board of Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

     7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Investment Adviser or a sub-adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding voting securities of such issuer.

     8. Pledge its assets or assign or otherwise encumber them in excess of 10% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus.

     9. Purchase or sell real estate; however, the Portfolios may purchase marketable securities of issuers which engage in real estate operations or which invest in real estate or interests therein, and securities which are secured by real estate or interests therein.

     10. Purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or sell securities short except "against the box." (Collateral arrangements in connection with transactions in options and futures are not deemed to be margin transactions.)

     11. Invest in oil, gas or mineral exploration or developmental programs, except that a Portfolio may invest in the securities of companies which operate, invest in, or sponsor such programs.

     12. Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

     13. Invest for the purposes of exercising control or management of another company.

     14. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities.

     15. Invest in physical commodities or physical commodity contracts. However, the Fund may buy and sell hedging instruments to the extent specified in its Prospectus or Statement of Additional Information from time to time. The Fund can also buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities.

     All percentage limitations apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Portfolio.

     RESTRICTIONS APPLICABLE TO THE EQUITY, MID CAP, MANAGED, GLOBAL EQUITY, BALANCED AND SMALL CAP PORTFOLIOS ONLY. Each of the above Portfolios may not:

     1. Invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction.

     2. Invest more than 5% of its total assets in securities which are restricted as to disposition under the federal securities laws or otherwise. This restriction shall not apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Equity, Mid Cap, Managed, Global Equity, Balanced and/or Small Cap Portfolios; however, each Portfolio will attempt to dispose in an orderly fashion of any securities received under these circumstances to the extent that such securities, together with other unmarketable securities, exceed 15% of that Portfolio's total assets.

     RESTRICTIONS APPLICABLE TO THE RENAISSANCE, LARGE CAP GROWTH, SMALL CAP GROWTH AND SCIENCE AND TECHNOLOGY PORTFOLIOS ONLY. Each of the above Portfolios may not:

     1. Invest more than 15% of its total assets in securities the disposition of which is restricted under the federal securities laws (excluding securities offered and sold under Rule 144A of the Securities Act of 1933 (the "1933 Act") and commercial paper offered and sold under
          Section 4(2) of the 1933 Act), OTC Options and initial offerings and private offerings of SMBS.

     2. Engage in short sales of securities or maintain a short position for the account of a Portfolio unless the Portfolio owns an equal amount of the securities or own the right to acquire securities of the same issue as the securities sold short without the payment of further consideration.

     3. With respect to 75% of a Portfolio's total assets, invest more than 5% of the assets in the securities of any one issuer (This limitation does not apply to bank certificates of deposit or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.).

     4. Write (sell) or purchase options except that each Portfolio may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions for those options, and (b) purchase put and call options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments, provided that the premiums paid by each Portfolio on all outstanding options it has purchased do not exceed 5% of its total assets. Each Portfolio may enter into closing sale transactions for options it purchases.

                              TRUSTEES AND OFFICERS

     The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of OpCap Advisors. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees and officers of the Fund, and their principal occupations during the past five years, are set forth below. The Trustee who is an "interested person," as defined in the 1940 Act, is denoted by an asterisk. The address of the officers and Trustees is 1345 Avenue of the Americas, New York, New York 10105-4800, except as noted. As of March 31, 2003, the Trustees and officers of the Fund as a group owned none of its outstanding shares.

                                                          TRUSTEES
============================================================================================================================
          (1)              (2)             (3)               (4)                  (5)                      (6)

                                          TERM OF                                NUMBER OF
                                         OFFICE AND        PRINCIPAL           PORTFOLIOS IN               OTHER
         NAME            POSITIONS       LENGTH OF       OCCUPATION(s)         FUND COMPLEX            DIRECTORSHIPS
        ADDRESS          HELD WITH         TIME           DURING PAST           OVERSEEN BY                HELD BY
        AND AGE             FUND          SERVED+           5 YEARS               TRUSTEE                  TRUSTEE
============================================================================================================================
STEPHEN J.            President,            2001     Managing Director of             55                  N/A
TREADWAY*             Chairman of                    Allianz Dresnder Asset
Age: 55               the Board,                     Management of America
                      Trustee                        L.P. ("ADAM"); Managing
                                                     Director and Chief
                                                     Executive Officer, PIMCO
                                                     Advisors Distributors LLC
                                                     ("PAD"); Managing
                                                     Director and Chief
                                                     Executive Officer, PIMCO
                                                     Advisors Fund Management
                                                     LLC ("PAFM")

                                                          TRUSTEES
============================================================================================================================
          (1)              (2)             (3)              (4)                    (5)                        (6)

                                          TERM OF                                NUMBER OF
                                         OFFICE AND        PRINCIPAL           PORTFOLIOS IN                 OTHER
         NAME            POSITIONS       LENGTH OF       OCCUPATION(s)         FUND COMPLEX              DIRECTORSHIPS
        ADDRESS          HELD WITH         TIME           DURING PAST          OVERSEEN BY                  HELD BY
        AND AGE             FUND          SERVED+           5 YEARS              TRUSTEE                    TRUSTEE
============================================================================================================================
V. LEE BARNES         Trustee               2000     Principal, Glenville             8                   N/A
Age: 65                                              Associates, management
                                                     consultants to the
                                                     insurance industry;
                                                     Director of Net Learning
                                                     Services Corporation
                                                     since January 1999;
                                                     Director of Davis
                                                     International Banking
                                                     Consultants since July
                                                     1993; previously,
                                                     consultant and acting
                                                     Executive Vice-President
                                                     of Smyth, Sanford &
                                                     Gerard Professional
                                                     Liability L.L.C., an
                                                     insurance underwriting
                                                     agency.

PAUL Y. CLINTON       Trustee               1994     Principal of Clinton             8            Capital Cash Management
Age: 72                                              Management Associates, a                      Trust; Narragansett
                                                     financial and venture                         Tax-Free Fund;
                                                     capital consulting firm;                      Oppenheimer Quest Value
                                                     formerly, Director,                           Fund, Inc., Oppenheimer
                                                     External Affairs, Kravco                      Quest Global Value Fund,
                                                     Corporation, a national                       Inc., Oppenheimer Quest
                                                     real estate owner and                         Capital Value Fund, Inc.,
                                                     property management                           Oppenheimer Quest
                                                     corporation; Preisdent,                       Opportunity Value Fund,
                                                     of Essex Management                           Inc., Oppenheimer Quest
                                                     Corporation, a management                     Balanced Value Fund,
                                                     consulting company;                           Inc., Rochester Fund
                                                     President of Geneve                           Municipals; Rochester
                                                     Corp., a venture capital                      Portfolio Series Limited
                                                     fund; Chairman of                             Term New York Municipals
                                                     consulting company;                           Inc., Rochester Fund
                                                     President of Geneve                           Municipals; Rochester
                                                     Corp., a venture capital                      Portfolio Series
                                                     fund; Chairman of
                                                     Woodland Capital Corp., a
                                                     small business investment

                                                          TRUSTEES
============================================================================================================================
          (1)             (2)              (3)               (4)                   (5)                        (6)

                                          TERM OF                                NUMBER OF
                                         OFFICE AND        PRINCIPAL           PORTFOLIOS IN                 OTHER
         NAME            POSITIONS       LENGTH OF       OCCUPATION(s)         FUND COMPLEX              DIRECTORSHIPS
        ADDRESS          HELD WITH         TIME           DURING PAST           OVERSEEN BY                 HELD BY
        AND AGE             FUND          SERVED+           5 YEARS               TRUSTEE                   TRUSTEE
============================================================================================================================
                                                     company; Vice President                       Limited Term New York
                                                     of W.R. Grace & Co.                           Municipals and Bond Fund
                                                                                                   Series; Oppenheimer
                                                                                                   Convertible Securities
                                                                                                   Fund; Oppenheimer Mid Cap
                                                                                                   Fund

THOMAS W. COURTNEY    Trustee               1994     Principal of Courtney            8            Oppenheimer Quest Value
Age: 69                                              Associates, Inc., a                           Fund, Inc., Oppenheimer
                                                     venture capital business;                     Quest Global Value Fund,
                                                     formerly, General                             Inc., Oppenheimer Quest
                                                     Partner, Trivest Venture                      Capital Value Fund, Inc.,
                                                     Fund, a private venture                       Oppenheimer Quest
                                                     capital fund; President                       Opportunity Value Fund,
                                                     of Federated Investment                       Inc., Oppenheimer Quest
                                                     Counseling, Inc.;                             Balanced Value Fund,
                                                     President of Boston                           Inc., Rochester Fund
                                                     Company Institutional                         Municipals; Rochester
                                                     Investors; Director of                        Portfolio Series Limited
                                                     several privately owned                       Term New York Municipals
                                                     corporations; Director of                     and Bond Fund Series;
                                                     Financial Analysts                            Oppenheimer Convertible
                                                     Federation.                                   Securities Fund;
                                                                                                   Oppenheimer Mid Cap Fund;
                                                                                                   Hawaiian Tax-Free Trust;
                                                                                                   Tax-Free Trust of Arizona

                                                          TRUSTEES
============================================================================================================================
          (1)              (2)              (3)              (4)                    (5)                       (6)

                                          TERM OF                                NUMBER OF
                                         OFFICE AND        PRINCIPAL           PORTFOLIOS IN                 OTHER
         NAME            POSITIONS       LENGTH OF       OCCUPATION(s)         FUND COMPLEX              DIRECTORSHIPS
        ADDRESS          HELD WITH         TIME           DURING PAST          OVERSEEN BY                  HELD BY
        AND AGE             FUND          SERVED+           5 YEARS              TRUSTEE                    TRUSTEE
============================================================================================================================
LACY B. HERRMANN      Trustee               1994     Chairman of the Board and        8            Churchill Cash Reserves
Age: 73                                              Chief Executive Officer                       Trust, Aquila - Cascadia
                                                     of Aquila Management                          Equity Fund, Pacific
                                                     Corporation, the                              Capital Cash Assets
                                                     sponsoring organization                       Trust, Pacific Capital
                                                     and administrator and/or                      U.S. Treasuries Cash
                                                     advisor or sub-advisor to                     Assets Trust, Pacific
                                                     a group of 15 funds                           Capital Tax-Free Cash
                                                     consisting of seven                           Assets Trust, Prime Cash
                                                     single-state, tax-free                        Fund, Narragansett
                                                     municipal bond funds, six                     Insured Tax-Free Income
                                                     money market funds and                        Fund, Tax-Free Fund for
                                                     two regional equity                           Utah, Churchill Tax-Free
                                                     funds, since 1984 and                         Fund of Kentucky,
                                                     Chairman of the Board of                      Tax-Free Fund of
                                                     Trustees of each of these                     Colorado, Tax-Free Trust
                                                     funds; Vice President,                        of Oregon, Tax-Free Trust
                                                     Director, Secretary and                       of Arizona, Hawaiian
                                                     former Treasurer of                           Tax-Free Trust, and
                                                     Aquila Distributors,                          Aquila Rocky Mountain
                                                     Inc., distributor of each                     Equity Fund; Oppenheimer
                                                     of the above funds, since                     Quest Value Fund, Inc.,
                                                     1981; President and                           Oppenheimer Quest Global
                                                     Chairman of the Board of                      Value Fund, Inc.,
                                                     Trustees of Capital Cash                      Oppenheimer Quest Capital
                                                     Management Trust ("CCMT")                     Value Fund, Inc.,
                                                     and an Officer and                            Oppenheimer Quest
                                                     Trustee/Director of its                       Opportunity Value Fund,
                                                     predecessors; President                       Inc., Oppenheimer Quest
                                                     and Director of STCM                          Balanced
                                                     Management Company, Inc.,
                                                     sponsor and Adviser to
                                                     CCMT; Chairman, President
                                                     and a Director of InCap
                                                     Management Corporation,
                                                     formerly, sub-adviser and
                                                     administrator of

                                                          TRUSTEES
============================================================================================================================
          (1)              (2)              (3)              (4)                    (5)                       (6)

                                          TERM OF                                NUMBER OF
                                         OFFICE AND        PRINCIPAL           PORTFOLIOS IN                 OTHER
         NAME            POSITIONS       LENGTH OF       OCCUPATION(s)         FUND COMPLEX              DIRECTORSHIPS
        ADDRESS          HELD WITH         TIME           DURING PAST          OVERSEEN BY                  HELD BY
        AND AGE             FUND          SERVED+           5 YEARS              TRUSTEE                    TRUSTEE
============================================================================================================================
                                                     Prime Cash Fund and                           Value Fund, Inc.
                                                     Short-term Asset
                                                     Reserves; Trustee
                                                     Emeritus of Brown
                                                     University since 1996;
                                                     Trustee of Hopkins School
                                                     since 1993.

THEODORE T. MASON     Trustee               2000     Executive Director of            8            Capital Cash Management
Age: 67                                              Louisiana Power Partners                      Trust; Prime Cash Fund
                                                     L.L.C. since 1999 and of                      (inactive); Short Term
                                                     East Wind Power Partners                      Asset Reserves; Hawaiian
                                                     LTd. since 1994; First                        Tax-Free Trust; Pacific
                                                     Vice President of the                         Capital Cash Assets
                                                     Alumni Association of                         Trust; Churchill Cash
                                                     SUNY Maritime College                         Reserves Trust
                                                     (Second Vice President                        (inactive); Pacific
                                                     1998-2000) and Director                       Capital Tax-Free Cash
                                                     of the same organizations                     Assets Trust; Pacific
                                                     since 1997; Director of                       Capital U.S. Government
                                                     STCM Management Company,                      Securities Cash Asset
                                                     Inc.; Director of the                         Trust ; Churchill
                                                     Maritime Industry Museum                      Tax-Free Fund of Kentucky
                                                     at Fort Schuyler; Trustee
                                                     of Maritime College at
                                                     Fort Schuyler Foundation,
                                                     Inc. since 2000; Director
                                                     of Navy League of the New
                                                     York Council, 2002;
                                                     former National Officer
                                                     of the Naval Reserve
                                                     Association and
                                                     Commanding Officer of
                                                     four Naval Reserve nits,
                                                     Captain USNR (Ret.)

+ Under the Fund's By-Laws, each Trustee shall serve until his or her successor is elected and qualified.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors LLC, the Fund's Investment Advisor.

                                                          OFFICERS
============================================================================================================================
          (1)              (2)              (3)              (4)                    (5)                       (6)

                                          TERM OF                                NUMBER OF
                                         OFFICE AND        PRINCIPAL           PORTFOLIOS IN                 OTHER
         NAME            POSITIONS       LENGTH OF       OCCUPATION(s)         FUND COMPLEX              DIRECTORSHIPS
        ADDRESS          HELD WITH         TIME           DURING PAST          OVERSEEN BY                  HELD BY
        AND AGE             FUND          SERVED+           5 YEARS              TRUSTEE                    TRUSTEE
============================================================================================================================
BRIAN S. SHLISSEL     Executive Vice        2000     Senior Vice President of         N/A                      N/A
Age: 38               President, Treasurer           PAFM since July 1999;
                      and Secretary                  Vice President of
                                                     Mitchell Hutchins Asset
                                                     Management Inc., from
                                                     1993 to 1999.

MALCOLM BISHOPP       Executive Vice        2001     Managing Director,               N/A                      N/A
Age : 54              President                      Marketing and Client
                                                     Services, OpCap Advisors
                                                     LLC, Managing Director,
                                                     PIMCO Advisors Retail
                                                     Holdings LLC

COLIN GLINSMAN        Vice President        1997     Chief Executive Officer          N/A                      N/A
Age: 44               and Portfolio                  and Managing Director of
                      Manager                        Oppenheimer Capital;
                                                     Chief Executive Officer
                                                     of OpCap Advisors

MARK F. DEGENHART     Vice President        1999     Senior Vice President of         N/A                      N/A
Age: 38               and Portfolio                  Oppenheimer Capital; Vice
                      Manager                        President of OpCap
                                                     Advisors; previously,
                                                     Director of Research and
                                                     Associate Portfolio
                                                     Manager of Palisades
                                                     Capital Management

LOUIS P. GOLDSTEIN    Vice President        1998     Managing Director of             N/A                      N/A
Age: 41               and Portfolio                  Oppenheimer Capital; Vice
                      Manager                        President of OpCap
                                                     Advisors


MATTHEW GREENWALD     Vice President         2002    Senior Vice President of         N/A                      N/A
Age: 47               and Portfolio                  Oppenheimer Capital; Vice
                      Manager                        President of OpCap
                                                     Advisors

BENJAMIN              Vice                  1996     Vice President of                N/A                      N/A

                                                          OFFICERS
============================================================================================================================
          (1)               (2)             (3)              (4)                   (5)                       (6)

                                          TERM OF                                NUMBER OF
                                         OFFICE AND        PRINCIPAL           PORTFOLIOS IN                 OTHER
         NAME            POSITIONS       LENGTH OF       OCCUPATION(s)         FUND COMPLEX              DIRECTORSHIPS
        ADDRESS          HELD WITH         TIME           DURING PAST          OVERSEEN BY                  HELD BY
        AND AGE             FUND          SERVED+           5 YEARS              TRUSTEE                    TRUSTEE
============================================================================================================================
GUTSTEIN              President and         1996     Vice President of                N/A                      N/A
Age: 34               Portfolio                      Oppenheimer Capital;
                      President Manager              Vice  President of OpCap
                                                     Advisors

JOHN LINDENTHAL       Vice President        2000     Managing Director and            N/A                      N/A
Age: 58               and Portfolio                  Senior Equity Portfolio
                      Manager                        Manager of Oppenheimer
                                                     Capital; Vice President
                                                     of OpCap Advisors


ELISA A. MAZEN        Vice President        2000     Managing Director of             N/A                      N/A
Age: 41               and Portfolio                  Oppenheimer Capital; Vice
                      Manager                        President of OpCap
                                                     Advisors


KENNETH W. CORBA      Vice President        2000     Chief Investment Officer         N/A                      N/A
Age: 50               and Portfolio                  and Managing Director of
                      Manager                        PIMCO Equity Advisors LLC
                                                     since January 1999; Chief
                                                     Executive Officer of
                                                     PIMCO Equity Partners
                                                     LLC; previously, Senior
                                                     Vice President and
                                                     Portfolio Manager for
                                                     Alliance Capital
                                                     Management

DENNIS MCKECHNIE      Vice President        2000     Managing Director of             N/A                      N/A
Age: 38               and Portfolio                  PIMCO Equity Advisors LLC
                      Manager                        since January 1999;
                                                     previously, Vice
                                                     President of Columbus
                                                     Circle Investors

WILLIAM H. GROSS      Vice President        2000     Managing Director and            N/A                      N/A
Age: 58               and Portfolio                  Chief Investment Officer
                      Manager                        of Pacific Investment
                                                     Management Company LLC
                                                     ("PIMCO")

LAWRENCE G.           Assistant             2002     Vice President, PAFM.
ALTADONNA             Treasurer                      Formerly, Director of
Age: 37                                              Fund Administration,
                                                     Prudential Investments

+ Under the Fund's Bylaws, an officer serves for one year and until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.
     For Trustees and officers of the Fund, positions held with affiliated persons or principal underwriters of the Fund are listed in the following table:

================================================================================
          (1)                                     (2)

                                            POSITIONS HELD WITH
                                           AFFILIATED PERSONS OR
                                           PRINCIPAL UNDERWRITERS
          NAME                                  OF THE FUND
================================================================================
Stephen J. Treadway        Executive Vice President, OpCap Advisors; Trustee and
                           Chairman, PIMCO Funds: Multi-Manager Series;
                           Chairman, Fixed Income SHares; Trustee and Chairman,
                           PIMCO Municipal Income Fund, PIMCO California
                           Municipal Income Fund, PIMCO New York Municipal
                           Income Fund, PIMCO Municipal Income Fund II, PIMCO
                           California Municipal Income Fund II, PIMCO New York
                           Municipal Income II, PIMCO Corporate Income Fund and
                           Municipal Advantage Fund Inc.; Chairman, PIMCO
                           Municipal Income Fund III, PIMCO California Municipal
                           Income Fund III, PIMCO New York Municipal Income Fund
                           III, PIMCO Corporate Opportunity Fund and
                           Nicholas-Applegate Convertible & Income Fund.

Brian S. Shlissel          Senior Vice President and Treasurer, OpCap Advisors;
                           President and Chief Executive Officer, Fixed Income
                           SHares; PIMCO Municipal Income Fund, PIMCO California
                           Municipal Income Fund, PIMCO New York Municipal
                           Income Fund, PIMCO Municipal Income Fund II, PIMCO
                           California Municipal Income Fund II, PIMCO New York
                           Municipal Income Fund II, PIMCO Municipal Income Fund
                           III, PIMCO California Municipal Income Fund III,
                           PIMCO New York Municipal Income Fund III, PIMCO
                           Corporate Income Fund, PIMCO Corporate Opportunity
                           Fund, Nicholas-Applegate Convertible & Income Fund
                           and Municipal Advantage Fund Inc.

Matthew Greenwald          Executive Vice President, Municipal Advantage Fund
                           Inc.

Lawrence G. Altadonna      Treasurer, Fixed Income SHares, PIMCO Municipal
                           Income Fund, PIMCO California Municipal Income Fund,
                           PIMCO New York Municipal Income Fund, PIMCO Municipal
                           Income Fund II, PIMCO California Municipal Income
                           Fund II, PIMCO New York Municipal Income Fund II,
                           PIMCO Municipal Income Fund III, PIMCO California
                           Municipal Income Fund III, PIMCO New York Municipal
                           Income Fund III, PIMCO Corporate Income Fund, PIMCO
                           Corporate Opportunity Fund, Nicholas-Applegate
                           Convertible & Income Fund and Municipal Advantage
                           Fund Inc.

COMMITTEES OF THE BOARD OF TRUSTEES

The Fund's Audit Committee is composed entirely of Trustees who are not "interested persons" of the Fund, the Investment Adviser, the Sub-Advisers, the Distributor or its affiliates within the meaning of the 1940 Act. The Audit Committee convened once during the fiscal year ended December 31, 2002. The principal functions of the Audit Committee are to recommend to the Board of Trustees the appointment of the Fund's independent accountants, to review with the independent accountants the scope, performance and anticipated cost of their audit and to receive and consider a report from the independent accountants concerning their conduct of the audit, including the form of the opinion proposed to be rendered and any comments or recommendations the independent accountants might have in that regard.

SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies. No Independent Trustee or his immediate family members beneficially own securities of either the Investment Adviser or OCC Distributors LLC (the "Distributor") or any person directly or indirectly controlling, controlled by or under common control with the Investment Adviser or Distributor.

================================================================================
           (1)                   (2)                          (3)
                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                  SECURITIES IN ALL REGISTERED
                                                  INVESTMENT COMPANIES OVERSEEN
                       DOLLAR RANGE OF EQUITY        BY TRUSTEE IN FAMILY OF
     NAME OF TRUSTEE   SECURITIES IN THE FUND         INVESTMENT COMPANIES
================================================================================
V. Lee Barnes                   None                           None
Paul Y. Clinton                 None                           None
Thomas W. Courtney              None                           None
Lacy B. Herrmann                None                           None
Theodore T. Mason               None                           None
Stephen J. Treadway             None                           None

COMPENSATION OF OFFICERS AND TRUSTEES. All officers of the Fund are officers or employees of Oppenheimer Capital or its affiliates and receive no salary or fee from the Fund. The following table sets forth the information regarding compensation received by the Trustees who are not "interested persons" of the Fund during its fiscal year ended December 31, 2002.

                                                                              TOTAL COMPENSATION,
                                                                              INCLUDING ACCRUED
                     AGGREGATE      PENSION OR RETIREMENT   ESTIMATED ANNUAL  RETIREMENT BENEFITS,
NAME OF TRUSTEE OF   COMPENSATION   BENEFITS ACCRUED AS     BENEFITS UPON     FROM THE FUND AND THE
THE FUND             FROM THE FUND  PART OF FUND EXPENSES*  RETIREMENT        FUND COMPLEX+
-------------------  -------------  ----------------------  ----------------  ---------------------
V. Lee Barnes          $ 31,094            $      0                  N/A           $   62,188
Paul Y. Clinton          31,094              32,637             $ 24,536              220,850
Thomas W. Courtney       31,094              32,637               26,188              209,381
Lacy B. Herrmann         31,094              32,637               24,262              221,384
Theodore T. Mason        31,094                   0                  N/A               62,188

* On October 19, 1998 the Fund adopted a retirement plan (the "Original Plan") that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for the Fund for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefit will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

+ OCC Cash Reserves, Inc. has been liquidated and has distributed to the independent directors thereof the amounts to which they are entitled under the Original Plan. Messrs. Clinton, Courtney and Herrmann were paid $109,663, $96,174 and $113,717, respectively, which is included in total compensation.

For the purpose of this section only, "Fund Complex" includes the Fund, OCC Cash Reserves, Inc. and Oppenheimer Quest Value Fund, Inc. in accordance with the instructions for Form N-1A. The Investment Advisor does not consider Oppenheimer Quest Value Fund, Inc. to be part of its "Fund Complex," as that term may be otherwise interpreted.

                                 CONTROL PERSONS

     As of December 31, 2002, shares of the Portfolios were held by ADAM and the Variable Accounts of the following insurance companies, with the figures beneath each Portfolio representing that company's holdings as a percentage of each Portfolio's total outstanding shares.

           PORTFOLIO SHAREHOLDERS OF RECORD AS OF DECEMBER 31, 2002(1)

                                                              PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------

                                               U.S. GOVT.      GLOBAL
        SHAREHOLDERS           RENAISSANCE       INCOME        EQUITY          EQUITY       SMALL CAP       MANAGED        MIDCAP
---------------------------   -------------  -------------  -------------  -------------  -------------  -------------  ------------
The Mutual Life Insurance
Company of New York (New
York, NY) & The MONY Life
Insurance Company of
America                                           5.46%                         2.80%          0.48%           2.49%
1740 Broadway                                   44,635.190                    39,259.240     38,967.740     298,101.14
NY, NY  10019                                    shares                         shares        shares         shares

Provident Mutual Life
Insurance Company  &
Providentmutual Life and
Annuity Company of America                                                     33.34%          6.52%          6.00%
1600 Market St.                                                              467,206.310    529,049.670    719,031.660
Philadelphia, PA 19103                                                          shares        shares         shares

AEGON Insurance Group                             22.29%                                       1.98%          1.28%
400 West Market St.                            182,153.230                                  160,263.420    153,051.060
Louisville, KY 40202                             shares                                       shares         shares

Connecticut General Life
Insurance Company & CIGNA
Life Insurance Company
350 Church Street                                                               0.65%          0.70%          0.02%
MLW 1, 12th Flr.                                                               9,097.630     57,084.170      1,981.250
Hartford, CT  06103-1106                                                        shares        shares         shares


                               PORTFOLIOS
-------------------------------------------
                                SCIENCE
                                  AND
        SHAREHOLDERS           TECHNOLOGY
---------------------------   -------------
The Mutual Life Insurance
Company of New York (New
York, NY) & The MONY Life
Insurance Company of
America
1740 Broadway
NY, NY  10019

Provident Mutual Life
Insurance Company  &
Providentmutual Life and
Annuity Company of America
1600 Market St.
Philadelphia, PA 19103

AEGON Insurance Group
400 West Market St.
Louisville, KY 40202

Connecticut General Life
Insurance Company & CIGNA
Life Insurance Company
350 Church Street
MLW 1, 12th Flr.
Hartford, CT  06103-1106

                                                              PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------

                                               U.S. GOVT.      GLOBAL
        SHAREHOLDERS           RENAISSANCE       INCOME        EQUITY          EQUITY       SMALL CAP       MANAGED        MIDCAP
---------------------------   -------------  -------------  -------------  -------------  -------------  -------------  ------------
American Enterprise Life
Insurance Company and
American Centurion Life
Insurance Company                                72.25%                         4.12%          1.47%         1.79%
80 South Eighth Street,                        590,319.638                    57,699.970    119,481.930    214,025.240
Minneapolis, MN  55402                           shares                        shares         shares        shares

Oppenheimer Capital LLC
1345 Avenue of the                                                                                                         14.23%
Americas, New York, NY                                                                                                  122,292.760
10105-4800                                                                                                                shares

IL Annuity and Insurance
Company 2960 North                                                                             2.32%         3.23%
Meridian Street,                                                                            187,890.940    386,951.220
Indianapolis, IN46208                                                                          shares        shares

PRUCO Life Insurance
Company of New Jersey and                                                                     51.62%        58.58%
PRUCO Life Insurance                                                                      4,187,832.090  7,021,097.360
Company 751 Broad Street,                                                                      shares        shares
Newark, NJ  07102

Transamerica Life Companies
Transamerica Center 1150                                                                       3.68%         1.93%
Olive Street, Los Angeles,                                                                  298,517.130    231,358.330
CA  90015                                                                                     shares        shares

ReliaStar Life Insurance
Company
20 Washington Avenue                                             18.31%       34.58%          19.43%         8.70%
South, Route 1237,                                            380,598.500    484,657.640  1,576,688.700  1,042,925.360
Minneapolis, MN  55401                                          shares         shares         shares         shares

                               PORTFOLIOS
-------------------------------------------
                                SCIENCE
                                  AND
        SHAREHOLDERS           TECHNOLOGY
---------------------------   -------------
American Enterprise Life
Insurance Company and
American Centurion Life
Insurance Company
80 South Eighth Street,
Minneapolis, MN  55402

Oppenheimer Capital LLC
1345 Avenue of the
Americas, New York, NY
10105-4800

IL Annuity and Insurance
Company 2960 North
Meridian Street,
Indianapolis, IN46208

PRUCO Life Insurance
Company of New Jersey and
PRUCO Life Insurance
Company 751 Broad Street,
Newark, NJ  07102

Transamerica Life Companies
Transamerica Center 1150
Olive Street, Los Angeles,
CA  90015

ReliaStar Life Insurance
Company
20 Washington Avenue
South, Route 1237,
Minneapolis, MN  55401

                                                              PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------

                                               U.S. GOVT.      GLOBAL
        SHAREHOLDERS           RENAISSANCE       INCOME        EQUITY          EQUITY       SMALL CAP       MANAGED        MIDCAP
---------------------------   -------------  -------------  -------------  -------------  -------------  -------------  ------------
Allianz Dresdner Asset
Management of America L.P.         97.68%
("ADAM")                        100,000.000
840 Newport Center Drive,         shares
Newport Beach, CA  92660

Sun Life of Canada (U.S.)                                                      17.44%         2.35%          0.48%         85.77%
Copley Place, Suite 200,                                                   244,480.010    190,543.250     58,052.530    737,283.990
Boston, MA  02117                                                              shares        shares         shares         shares

Lincoln Life Insurance
Company                                                         81.69%                         5.64%          8.59%
1300 South Clinton Street                                   1,697,641.930                 457,309.278    1,028,998.330
Fort Wayne, IN  46802                                           shares                       shares         shares

Lincoln Benefit Life
Company                                                                         7.07%          3.81%          1.45%
206 South 13th Street,                                                      99,012.940    309,297.430     174,207.630
Suite 100, Lincoln, NE                                                         shares         shares         shares
68508

Allstate Life Insurance
Company                                                                                        0.00%
3100 Sanders Road                                                                             37.061
Northbrook, IL 60062                                                                          shares

AGA Series Trust
American General Annuity                                                                                     5.46%
Insurance Company                                                                                         654,859.740
2929 Allen Parkway                                                                                          shares
Houston, TX  77019

AXA Financial Inc.                 2.32%
1290 Avenue of the Americas      2,373.650
New York, NY 10105                shares

                               PORTFOLIOS
-------------------------------------------
                                SCIENCE
                                  AND
        SHAREHOLDERS           TECHNOLOGY
---------------------------   -------------
Allianz Dresdner Asset
Management of America L.P.        24.88%
("ADAM")                        300,045.420
840 Newport Center Drive,         shares
Newport Beach, CA  92660

Sun Life of Canada (U.S.)
Copley Place, Suite 200,
Boston, MA  02117

Lincoln Life Insurance
Company
1300 South Clinton Street
Fort Wayne, IN  46802

Lincoln Benefit Life
Company                           75.06%
206 South 13th Street,          905,318.210
Suite 100, Lincoln, NE            shares
68508

Allstate Life Insurance
Company                            0.06%
3100 Sanders Road                 767.620
Northbrook, IL 60062              shares

AGA Series Trust
American General Annuity
Insurance Company
2929 Allen Parkway
Houston, TX  77019

AXA Financial Inc.
1290 Avenue of the Americas
New York, NY 10105

(1) This chart lists all Variable Account shareholders of record of the Portfolios as of December 31, 2002, and all holdings of shares of the Portfolios by ADAM and Oppenheimer

Capital LLC. To the best knowledge of the Fund, no Contractowner held units equivalent to 5% or more of the shares of any Portfolio of the Fund as of December 31, 2002.

     Shares of the Renaissance, Mid Cap and Science and Technology Portfolios were acquired by Oppenheimer Capital LLC and ADAM to provide capital for these Portfolios so that the Investment Adviser could commence a meaningful investment program for the Portfolios, pending the acquisition of shares of the Portfolios by Variable Accounts. The shares held by the Variable Accounts generally will be voted in accordance with instructions of Contractowners. Under certain circumstances however, the insurance companies, on behalf of their respective Variable Accounts, may disregard voting instructions received from Contractowners. The shares held by ADAM will be voted in the same proportions as those voted by the insurance companies which are held in their respective Variable Accounts. Any shareholder of record listed in the above chart beneficially owning more than 25% of a particular Portfolio's shares may be considered to be a "controlling person" of that Portfolio by virtue of definitions contained in the 1940 Act. The vote of such shareholder of record could have a more significant effect on matters presented to shareholders for approval than the votes of the Portfolio's other shareholders.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

     THE INVESTMENT ADVISER. OpCap Advisors acts as investment adviser to the Portfolios of the Fund. PIMCO Equity Advisors LLC acts as sub-adviser to the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios. Pacific Investment Management Company LLC ("PIMCO") acts as sub-adviser for a portion of the Managed Portfolio.

     OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. They are indirect wholly-owned subsidiaries of Allianz Dresdner Asset Management of America L.P. ("ADAM"), formerly PIMCO Advisors L.P. The mailing address is 1345 Avenue of the Americas, New York, New York 10105. PIMCO Equity Advisors LLC is a Delaware limited liability company which is wholly owned by Allianz Dresdner Asset Management U.S. Equities LLC, a wholly-owned subsidiary of ADAM. PIMCO is 94% owned by ADAM.

     The general partner of ADAM is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with two members, ADAM U.S. Holding LLC (formerly PIMCO Holding LLC), a Delaware limited liability company, and Pacific Asset Management LLC, a Delaware limited liability company. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC is a wholly-owned subsidiary of Allianz of America, Inc., a Delaware corporation which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company.

     Allianz is the world's second largest insurance company and a leading provider of financial services, particularly in Europe, and is represented in more than 70 countries world-wide through subsidiaries, branch and representative offices, and other affiliated entities. Allianz currently has assets under management of more than $1 trillion.

     THE ADVISORY AGREEMENT. OpCap Advisors provides investment advisory and management services to the Fund pursuant to an Advisory Agreement dated November 5, 1997. The Advisory Agreement was amended to limit the total operating expenses of the Renaissance, Small Cap, Equity, Managed, Balanced, Mid Cap and Science and Technology and U.S. Government Income Portfolios to 1.00% (net of any expense offsets) of their respective average daily net assets and that the Adviser will limit total operating expenses of the Global Equity Portfolio to 1.25% (net of any expense offsets) of its average daily net assets.

     PIMCO Equity Advisors provides investment advisory and management services to the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios of the Fund pursuant to a Sub-Advisory Agreement with OpCap Advisors dated March 1, 2000 as amended. PIMCO provides similar services to the Managed Portfolio of the Fund pursuant to a Sub-Advisory Agreement with OpCap Advisors dated March 1, 2000.

     Under the Advisory Agreement and Sub-Advisory Agreements, each adviser is required to: (i) regularly provide investment advice and recommendations to each Portfolio of the Fund with respect to its investments, investment policies and the purchase and sale of securities; (ii) supervise continuously and determine the securities to be purchased or sold by the Fund and the portion, if any, of the assets of each Portfolio of the Fund to be held uninvested; and (iii) arrange for the purchase of securities and other investments by each Portfolio it manages and the sale of securities and other investments held by the Portfolio.

     The Advisory Agreement also requires the Investment Adviser to provide administrative services for the Fund, including (1) coordination of the functions of accountants, counsel and other parties performing services for the Fund and (2) preparation and filing of reports required by federal securities laws, shareholder reports and proxy materials.

     Expenses not expressly assumed by OpCap Advisors under the Advisory Agreement or by OCC Distributors LLC are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund, of which the major categories relate to taxes, fees to non-interested trustees, legal and audit expenses, custodian and transfer agent expenses, stock issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation.

     The Distributor is located at 1345 Avenue of the Americas, New York, New York 10105-4800 and serves as the general distributor for the Fund pursuant to a General Distributors Agreement dated November 5, 1997, as amended.

     The Distributor acts as the exclusive agent for the sale of Fund shares in a continuous public offering. Shares of the Fund are sold by the Distributor at net asset value. The Distributor does not receive any compensation from the Fund for acting as the Fund's general distributor.

     For the fiscal year ended December 31, 2000, total advisory fees accrued or paid by the Equity, Managed, Small Cap, U.S. Government Income, Global Equity, Mid Cap and Science and Technology Portfolios were, $602,987, $5,378,291, $1,355,905, $55,987, $335,217, $90,275 and $17,139, respectively, of which
$9,419, $39,979 and $16,730 was waived by the Investment Adviser with respect to the U.S. Government Income, Mid Cap and Science and Technology Portfolios, respectively. The advisory fees and waiver for the Science and Technology Portfolio represents the period April 12, 2000 (commencement of operations) through December 31, 2000. For the fiscal year ended December 31, 2001, total advisory fees accrued or paid by the Equity, Managed, Small Cap, U.S. Government Income, Global Equity, Mid Cap and Science and Technology Portfolios were, $692,347, $4,957,656, $1,853,695, $56,681, $284,301, $127,018 and $8,866,
respectively, of which $4,534, $22,934 and $8,866 was waived by the Investment Adviser with respect to the U.S. Government Income, Mid Cap and Science and Technology Portfolios, respectively. For the fiscal year ended December 31, 2002, total advisory fees accrued or paid by the Equity, Renaissance, Managed, Small Cap, U.S. Government Income, Global Equity, Mid Cap and Science and Technology Portfolios were $448,552, $3,320, $3,846,905, $1,868,638, $53,995,
$217,271, $108,585 and $10,779, respectively, of which $3,320, $23,145 and
$10,779 was waived by the Investment Adviser with respect to the Renaissance, Mid Cap and Science and Technology Portfolios. The advisory fees and waiver for the Renaissance Portfolio represents the period July 10, 2002 (commencement of operations) through December 31, 2002.

     The advisory fee for the Equity, Global Equity, Managed, Small Cap, Mid Cap, Balanced, Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios is at the annual rate of 0.80% of the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets in excess of $800 million. With regard to the Managed portfolio, OpCap Advisors pays PIMCO a fee equal to 0.25% of the average daily value of the net assets managed by PIMCO on an annual basis. OpCap Advisors pays PIMCO Equity Advisors fees at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% of assets in excess of $800 million with respect to the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios for investment advisory services PIMCO Equity Advisors renders to those Portfolios. The advisory fee for the U.S. Government Income Portfolio is at the annual rate of 0.60% of average daily net assets.

     The Advisory Agreement and each Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Investment Adviser or Sub-Adviser, as applicable is not liable for any act or omission in the course of, or in connection with, the rendition of services thereunder. The Advisory Agreement and each Sub-Advisory Agreement permits the Investment Adviser and each sub-adviser to act as investment adviser for any other person, firm, or corporation.

     PORTFOLIO TRANSACTIONS. Portfolio decisions are based upon recommendations of the Investment Adviser, the Sub-Advisers and the judgment of the portfolio managers. Generally, purchases made by the U.S. Government Income Portfolio will be principal transactions at net prices, (on these transactions the Portfolio pays no brokerage commissions); however prices of debt obligations reflect mark-ups and mark-downs which constitute compensation to the executing dealer. The Portfolios will pay brokerage commissions on transactions in listed options and equity securities. Prices of securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers that provide brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to the Fund and/or other accounts of the Investment Adviser and the sub-advisers; information received in connection with directed orders of other accounts managed by the Investment Adviser, the sub-advisers or their affiliates may or may not be useful to the Fund. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Investment Adviser, the sub-advisers, to make available additional views for consideration and comparison, and to enable the Investment Adviser and each sub-adviser to obtain market information for the valuation of securities held by the Fund. For the year ended December 31, 2002, the aggregate dollar amount of any brokerage commissions paid by the Fund was $1,801,026. For the year ended December 31, 2001, the aggregate dollar amount of any brokerage commissions paid by the Fund was $2,575,132. For the year ended December 31, 2000, the aggregate dollar amount of any brokerage commissions paid by the Fund was $2,542,274.

The Investment Adviser, the Sub-Advisers and Oppenheimer Capital currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or Investment Adviser to others. It is the practice of the Investment Adviser and each Sub-Adviser to cause purchase or sale transactions to be allocated among the Fund and others whose assets it or Oppenheimer Capital manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts. When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Investment Adviser, a Sub-Adviser or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker ("free trades") usually will have its order executed first. Purchases are combined where possible for the purpose of negotiating brokerage commissions, which in some cases might have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price.

     Each Sub-Adviser places orders for the purchase and sale of portfolio investments for the Porfolios with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the Portfolios of the Fund, the Sub-adviser will seek the best price and execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-adviser receives research services from many broker-dealers with which the Sub-adviser places the Fund's portfolio transactions. The Sub-adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the sub-adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Sub-adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     As noted above, the Sub-adviser may purchase new issues of securities for the Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other Sub-advisers clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     CODES OF ETHICS. Each employee, officer and trustee of the Fund, OpCap Advisors, OCC Distributors LLC, PIMCO Equity Advisors LLC and PIMCO is subject to a Code of Ethics which has been adopted by such entity to comply with the provisions of Rule 17j-1 under the 1940 Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to certain personal securities transactions.

                        DETERMINATION OF NET ASSET VALUE

     Shares of the Portfolios of the Fund are sold in a continuous offering to variable accounts of participating life insurance companies to support their variable annuity and variable life insurance contracts ("Variable Contracts"). Net purchase payments under the Variable Contracts are placed in one or more subaccounts of the participating life insurance company's variable account, and the assets of each such subaccount are invested in the shares of the Portfolio corresponding to that subaccount. The variable accounts purchase and redeem shares of the Portfolios for their subaccounts at net asset value without sales or redemption charges.

     The net asset value per share of each of the Portfolios of the Fund is determined each day the New York Stock Exchange (the "NYSE") is open, at the close of the regular trading session of the NYSE that day, by dividing the value of the Portfolio's net assets by the number of shares outstanding. The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. It may also close on other days. Participating life insurance company variable accounts purchase and redeem shares of each Portfolio at the Portfolio's net asset value per share determined after receipt of the order for purchase or redemption.

     Securities listed on a national securities exchange or designated national market system securities are valued at the last reported sale price on that day, or, if there has been no sale on such day or on the previous day on which the Exchange was open (if a week has not elapsed between such days), then the value of such security is taken to be the reported bid price at the time as of which the value is being ascertained. Securities actively traded on Nasdaq are valued at the Nasdaq Official Closing Price (the "NOCP", generally 5:15 p.m. Eastern Standard Time). Securities actively traded in an over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. The value of a foreign security is determined in its national currency and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect on the date of valuation.

     The Fund's Board of Trustees has approved the use of nationally recognized bond pricing services for the valuation of each Portfolio's debt securities. The service selected by the Investment Adviser creates and maintains price matrices of U.S. Government and other securities from which individual holdings are valued shortly after the close of business each trading day. Debt securities not covered by the pricing service are valued based upon bid prices obtained from dealers who maintain an active market therein or, if no readily available market quotations are available from dealers, such securities (including restricted securities and OTC options) are valued at fair value under the Board of Trustees' procedures. Short-term (having a remaining maturity of more than sixty days) debt securities are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term (having a maturity of 60 days or less) debt securities are valued at amortized cost or value.

     Puts and calls are valued at the last sales price therefor or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Portfolio writes a call, an amount equal to the premium received is included in the Portfolio's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the call. If a call written by a Portfolio is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Portfolio expires on its stipulated expiration date the Portfolio will realize a gain equal to the amount of the premium received. If a Portfolio enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Portfolio is exercised by it, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Portfolio.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The dividend policies of the Portfolios are discussed in the Prospectus. In computing interest income, these Portfolios will accrete any discount or amortize any premium resulting from the purchase of debt securities except for mortgage or other receivables-backed obligations subject to monthly payment of principal and interest.

     CAPITAL GAINS AND LOSSES. Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months, regardless of how long you have held your shares. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

     SOURCES OF GROSS INCOME. To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year, a Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies.

     DIVERSIFICATION OF ASSETS. To qualify for treatment as a regulated investment company, a Portfolio must also satisfy certain requirements with respect to the diversification of its assets: A Portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities which in respect of any one issuer, do not represent more than 5% of the value of the assets of the Portfolio nor more than 10% of the voting securities of that Portfolio's assets may be invested in securities (other than U.S. Government Securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of a Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will generally be the underlying borrower. However, in cases where the Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. A Portfolio's investments in U.S.

Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the 1940 Act.

     Because the Fund is established as an investment medium for variable annuity contracts and variable life insurance contracts, Section 817(h) of the Code imposes additional diversification requirements on each Portfolio. These requirements generally are that no more than 55% of the value of the assets of a Portfolio may be represented by any one investment; no more than 70% by any two investments; not more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer.

                  PORTFOLIO YIELD AND TOTAL RETURN INFORMATION

     The performance information shown below reflects deductions for all charges, expenses and fees of the Fund but does not reflect charges and deductions which are, or may be, imposed under the Contracts.

     Yield information may be useful to investors in reviewing the Fund's performance. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in any of the Portfolios of the Fund is not insured; its yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The Fund's yield is affected by portfolio quality, portfolio maturity, type of instruments held, and operating expenses. When comparing a Portfolio's yield with that of other investments, investors should understand that certain other investment alternatives such as money market instruments or bank accounts provide fixed yields and also that bank accounts may be insured.

               YIELD FOR 30-DAY PERIOD ENDED DECEMBER 31, 2002 FOR
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO

                                                                   YIELD
               OPCAP U.S. GOVERNMENT INCOME PORTFOLIO               2.36%

     Current yield is calculated according to the following formula:

                            x
                YIELD = 2 (--- + 1)TO THE POWER OF 6 - 1
                            cd

Where:

x = daily net investment income, based upon the subtraction of daily accrued expenses from daily accrued income of the portfolio. Income is accrued daily for each day of the indicated period based upon yield-to-maturity of each obligation held in the portfolio as of the day before the beginning of any thirty-day period or as of contractual settlement date for securities acquired during the period. Mortgage and other receivables-backed securities calculate income using coupon rate and outstanding principal amount.

c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d =  the maximum offering price per share on the last day of the period.

     Yield does not reflect capital gains or losses, non-recurring or irregular income. Gain or loss attributable to actual monthly paydowns on mortgage or other receivables-backed obligations purchased at a discount or premium is reflected as an increase or decrease in interest income during the period.

     A Portfolio's average annual total return represents an annualization of the Portfolio's total return ("T" in the formula below), over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a $1,000 investment, ("P" in the formula below) made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("N" in the formula below). The following formula will be used to compute the average annual total return for each Portfolio (other than the Money Market Portfolio):

                P (1 + T)TO THE POWER OF N = ERV

     In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year by year or other types of total return figures.

     Total returns quoted in advertising reflect all aspects of a Portfolio's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Portfolio's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return that would equal 100% growth on a compounded basis in ten years.

     In addition to average annual returns, each Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

     From time to time the Portfolios may refer in advertisements to rankings and performance statistics published by (1) recognized mutual fund performance rating services including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc., (2) recognized indices including but not limited to the S&P 500 Index, S&P Mid Cap Index, the Wilshire 750 Mid Cap Index, the Russell Mid Cap Index, Dow Jones Industrial Average, Consumer Price Index, EAFE Index, Russell 2000 Index, the Morgan Stanley Capital International (MSCI) World Index and the Lehman Brothers US Government Bond Index and (3) Money Magazine and other financial publications including but not limited to magazines, newspapers and newsletters. Performance statistics may include total returns, measures of volatility or other methods of portraying performance based on the method used by the publishers of the information. In addition, comparisons may be made between yields on certificates of deposit and U.S. government securities and corporate bonds, and may refer to current or historic financial or economic trends or conditions.

       AVERAGE ANNUAL TOTAL RETURN OF EQUITY, MID CAP, MANAGED, SMALL CAP, U.S. GOVERNMENT INCOME, GLOBAL EQUITY AND SCIENCE AND TECHNOLOGY PORTFOLIOS
                        OF PIMCO ADVISORS VIT(1),(2),(3)

                           FOR THE ONE YEAR PERIOD  FOR THE FIVE YEAR PERIOD  FOR THE TEN YEAR PERIOD
                                    ENDED                    ENDED                     ENDED
PORTFOLIO                     DECEMBER 31, 2002        DECEMBER 31, 2002         DECEMBER 31, 2002
---------                     -----------------        -----------------         -----------------
EQUITY                               (21.41)%               (1.63)%                      8.38%
SCIENCE AND TECHNOLOGY               (49.58)%              (54.13)%*                      N/A
MID CAP                               (7.13)%                8.50%*                       N/A
SMALL CAP                            (21.64)%                1.80%                       8.01%
MANAGED                              (16.88)%               (0.49)%                      9.21%
GLOBAL EQUITY                        (17.41)%                1.33%                       6.72%*
U.S. GOVERNMENT INCOME                 9.67%                 6.54%                       6.96%*

     (1) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

     (2) Reflects waiver of all or a portion of the advisory fees and the assumption of other expenses for certain Portfolios by the Investment Adviser. Without such waivers and assumptions, the average annual total return during the periods would have been lower.

     (3) No returns are provided for the Renaissance Portfolio since it does not have a full year of performance.

     * Inception date of the Science and Technology Portfolio was April 12, 2000; inception date of the Global Equity Portfolio was March 1, 1995; inception date of the U.S. Government Income Portfolio was January 3, 1995 and the inception date of the Mid Cap Portfolio was February 9, 1998.

                              FINANCIAL STATEMENTS

     The financial statements for the fiscal year ended December 31, 2002 are incorporated herein by reference to the Fund's Annual Report dated December 31, 2002.

                             ADDITIONAL INFORMATION

     DESCRIPTION OF THE TRUST. The Fund was formed under the laws of Massachusetts as a business trust on May 12, 1994 under the name Quest for Value Asset Builder Trust and is an open-end, diversified management investment company. The name of the Fund was changed to Quest for Value Accumulation Trust and then to OCC Accumulation Trust and then to PIMCO Advisors VIT. It is not contemplated that share certificates will be issued or regular annual meetings of the shareholders will be held. The Fund will provide without charge to any shareholder, upon request to the Secretary at the Fund's principal office, (a) a full statement of the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption of the shares of beneficial interest of each series which the Fund is authorized to issue, (b) the differences in the relative rights and preferences between the shares of each series to the extent they have been set, and (c) the authority of the Board of Trustees to set the reliable rights and preferences of subsequent series. Shareholders have the right, upon the declaration in writing or vote of a majority of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon written request of the record holders (for at least six months) of 10% of its outstanding shares. In addition, 10 shareholders holding the lesser of $25,000 or 1% of the Fund's outstanding shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

     The Declaration of Trust contains an express disclaimer of shareholder liability for the Fund's obligations, and provides that the Fund shall indemnify any shareholder who is held personally liable for the obligations of the Fund. It also provides that the Fund shall assume, upon request, the defense of any claim made against any shareholder for any act or obligation of the Fund and shall satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust (such as the Fund) to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to the relatively remote circumstance in which the Fund itself would be unable to meet the obligations described above.

     POSSIBLE ADDITIONAL PORTFOLIO SERIES. If additional Portfolios are created by the Board of Trustees, shares of each such Portfolio will be entitled to vote as a class only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Trustees. Income and operating expenses would be allocated fairly among two or more Portfolios by the Board of Trustees.

     Under Rule 18f-2 of the 1940 Act, any matter required to be submitted to a vote of shareholders of any investment company which has two or more series outstanding is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of trustees or the ratification of the selection of independent accountants. The Rule contains special provisions for cases in which an advisory agreement is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     DISTRIBUTION AGREEMENT. Under the Distribution Agreement between each Portfolio and the Distributor, the Distributor acts as the Portfolio's agent in the continuous public offering of its shares. Expenses normally attributed to sales, including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders, are borne by the Distributor.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as independent accountants of the Fund; their services include auditing the annual financial statements of each Portfolio as well as other related services.